UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07116
                                                     ---------------------

               Nuveen Michigan Premium Income Municipal Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: July 31
                                           ------------------

                  Date of reporting period: January 31, 2006
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                              ----------------------------------
                                              Semiannual Report January 31, 2006
                                              ----------------------------------

                        Nuveen Investments
                        Municipal Exchange-Traded
                        Closed-End
                        Funds
      NUVEEN MICHIGAN
       QUALITY INCOME
 MUNICIPAL FUND, INC.
                  NUM

      NUVEEN MICHIGAN
       PREMIUM INCOME
 MUNICIPAL FUND, INC.
                  NMP

      NUVEEN MICHIGAN
   DIVIDEND ADVANTAGE
       MUNICIPAL FUND
                  NZW
                                       [GRAPHIC OMITTED]
          NUVEEN OHIO
       QUALITY INCOME
 MUNICIPAL FUND, INC.
                  NUO

          NUVEEN OHIO
   DIVIDEND ADVANTAGE
       MUNICIPAL FUND
                  NXI

          NUVEEN OHIO
   DIVIDEND ADVANTAGE
     MUNICIPAL FUND 2
                  NBJ

          NUVEEN OHIO
   DIVIDEND ADVANTAGE
     MUNICIPAL FUND 3
                  NVJ

                        DEPENDABLE,
                        TAX-FREE INCOME BECAUSE
                        IT'S NOT WHAT YOU EARN,
                        IT'S WHAT YOU KEEP.(R)

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                                                                  NUVEEN
                                                                     Investments

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                                                                  NUVEEN
                                                                     Investments

[PHOTO OMITTED]

Timothy R. Schwertfeger
  Chairman of the Board

      Chairman's
            Letter to Shareholders

      Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Manager's Comments, the Distribution and Share Price Information, and the Performance Overview sections of this report.

      Municipal bonds can be an important building block in a well balanced investment portfolio. In addition to providing attractive tax-free monthly income, a municipal bond investment like your Fund may help you achieve and benefit from greater portfolio diversification. Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. I encourage you to contact your personal financial advisor who can explain the advantages of diversification in more detail.

"Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing."

      Nuveen Investments is pleased to offer you choices when it comes to receiving your fund reports. Instead of mailed printed copies, you can sign up to receive future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. The inside front cover of this report contains information on how you can sign up.

      We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

      Sincerely,


      /s/ Timothy R. Schwertfeger

      Timothy R. Schwertfeger
      Chairman of the Board

      March 15, 2006

Nuveen Municipal Exchange-Traded Closed-End Funds
(NUM, NMP, NZW, NUO, NXI, NBJ, NVJ)

Portfolio Manager's
      Comments

Portfolio manager Cathryn Steeves reviews key investment strategies and the semiannual performance of these seven Nuveen Funds. Cathryn, who joined Nuveen in 1996, has managed the Ohio Funds since August 2004 and the Michigan Funds since January 2005.

What key strategies were used to manage the Michigan and Ohio Funds during the six-month reporting period ended January 31, 2006?

During this period, bond valuations generally declined as yields generally rose and the yield curve flattened, with shorter-term rates rising to approach the levels of longer-term rates.

In this environment, one of our key strategies continued to be careful duration management. Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations. Our purchase activity focused mainly on finding attractively priced bonds maturing in 15 to 25 years. As the yield curve flattened, we believed that bonds in this maturity range generally offered the most attractive opportunities and the best values. We also continued to look for bonds with premium coupons; that is, bonds that at the time of purchase were trading above their par value because their coupons were higher than current interest rate levels. Premium bonds have been in demand recently because historically they have held their value better than current coupon bonds when market interest rates rise.

To help us maintain the Funds' durations within our preferred range, we also selectively sold holdings with shorter maturities, including pre-refunded bonds, and reinvested the proceeds in 15- to 25-year maturities as attractive opportunities arose. Proceeds from called bonds also were reinvested into longer maturities.

We also kept an opportunistic eye out for all types of issuance that we believed could add value. Due to the overall high credit quality of new issue supply in both states, the majority of our new purchases were highly rated and/or insured. However, we continued to take advantage of opportunities to diversify the credit profiles of our portfolios by adding lower-rated credits whenever attractive securities were available.

In NZW, our duration management strategy included the use of forward interest rate swaps, a type of derivative financial instrument. As discussed in our last shareholder report, we began using these swaps in late 2004 in an effort to reduce the interest rate risk of this Fund. This hedging activity was not an attempt to profit from correctly predicting the timing and direction of interest rate movements. Instead, our sole objective was to reduce NZW's duration (and resulting price sensitivity) without having a negative impact on the Fund's income stream or common share dividends over the short term. During this reporting period, the hedge performed as expected and had a positive impact on NZW's performance. As long-term interest rates rose, the value of the hedge increased while the valuation of the Fund's holdings generally declined. In February 2006, after the close of this reporting period, we removed NZW's hedge position.

How did the Funds perform?

Individual results for these Funds, as well as for relevant indexes and peer groups, are presented in the accompanying table.

Total Returns on Net Asset Value*

For periods ended 1/31/06

Michigan Funds                      6-Month     1-Year      5-Year      10-Year
--------------------------------------------------------------------------------
NUM                                  0.82%       2.17%       7.21%       6.33%
--------------------------------------------------------------------------------
NMP                                  1.00%       2.16%       6.93%       6.42%
--------------------------------------------------------------------------------
NZW                                  1.43%       3.27%         NA          NA
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index(1)                        1.33%       2.85%       5.44%       5.67%
--------------------------------------------------------------------------------
Lipper Michigan Municipal
Debt Funds
Average(2)                           0.73%       1.63%       4.41%       4.62%
--------------------------------------------------------------------------------

Ohio Funds
--------------------------------------------------------------------------------
NUO                                  1.20%       2.54%       6.81%       6.24%
--------------------------------------------------------------------------------
NXI                                  1.37%       2.95%         NA          NA
--------------------------------------------------------------------------------
NBJ                                  1.20%       2.39%         NA          NA
--------------------------------------------------------------------------------
NVJ                                  1.22%       2.79%         NA          NA
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index(1)                        1.33%       2.85%       5.44%       5.67%
--------------------------------------------------------------------------------
Lipper Other States
Municipal Debt Funds
Average(3)                           1.06%       1.90%       4.18%       4.46%
--------------------------------------------------------------------------------

* Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

For the six months ended January 31, 2006, the cumulative return on net asset value (NAV) for NZW outperformed the return on the Lehman Brothers Municipal Bond Index. NUO, NXI, NBJ and NVJ performed relatively in line with the Lehman index, while the returns of NUM and NMP trailed the Lehman index return. All three of the Michigan Funds exceeded the average return for the Lipper Michigan peer group, and all of the Ohio Funds outperformed the Lipper Other States average return.

(1) The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

(2) The Lipper Michigan Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months, 7 funds; 1 year, 7 funds; 5 years, 5 funds; and 10 years, 4 funds. Fund and Lipper returns assume reinvestment of dividends.

(3) The Lipper Other States Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months, 44 funds; 1 year, 44 funds; 5 years, 19 funds; and 10 years, 17 funds. Fund and Lipper returns assume reinvestment of dividends.

One of the factors affecting the six-month performance of the Michigan and Ohio Funds relative to that of the unleveraged Lehman Brothers municipal index was the Funds' use of financial leverage. While leveraging provides opportunities for additional income and total returns for common shareholders when interest rates fall or remain consistently low (as they have over the past several years), this benefit is reduced when interest rates rise. With the increase in both short-term and long-term interest rates during this six-month period, the decline in value of the bonds in these Funds' portfolios was exacerbated by the effects of leveraging. In addition, the benefits of leveraging are tied in part to the short-term rates leveraged Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, these Funds generally pay lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. Conversely, when short-term interest rates rise, as they did during this reporting period, the Funds' borrowing costs also rise, impacting the Funds', income streams, and total returns. However, we remain convinced that, over the long term, leveraging should work to the benefit of the Funds' performance as the older Funds' 5-year and 10-year absolute and relative return performance illustrates.

During this reporting period, positive contributors to the Funds' returns included exposure to the intermediate part of the yield curve, allocations to lower-rated credits, and pre-refunding activity in all of the Funds. As mentioned earlier, the hedging strategy we employed in NZW also had a positive impact on this Fund's performance for the period.

As the yield curve continued to flatten over the course of this period, bonds with intermediate maturities often outperformed both longer-maturity bonds and those with short maturities. Yield curve positioning or, more specifically, greater exposure to the intermediate part of the curve, helped the performances of all of the Funds. However, NUM had more exposure to the longer end of the curve than the other six Funds in this report, which hampered its performance.

All of the Funds also benefited from their allocations of lower-quality credits, as bonds rated BBB or lower and non-rated bonds generally outperformed higher-rated securities. This was largely the result of investor demand for the higher yields typically associated with lower-quality bonds, which drove up the prices of these bonds. Among the holdings making positive contributions to the Funds' returns for this period were those from sectors that tend to have a greater number of lower-quality credits, including healthcare (especially hospitals), housing, and bonds backed by the 1998 master tobacco settlement agreement.

We continued to see a substantial number of refinancings, which benefited the Funds through price appreciation and enhanced credit quality. With 8% of its portfolio advance-refunded during this period, NXI in particular was positively impacted by these refinancings. NUO, NBJ and NVJ also had between 2% and 3% of their portfolios pre-refunded during the six-month period. Among the three Michigan Funds, pre-refundings during this period ranged from 3% to 5%.

While these pre-refundings generally enhanced performance for this six-month period, the rising interest rate environment during this time meant that the Funds' holdings of older, previously pre-refunded bonds tended to underperform the general municipal market, due primarily to the shorter effective maturities of these bonds. In addition, a bond call affecting one of NUM's higher-yielding multifamily housing holdings also adversely impacted this Fund's performance over the period.

How were the Funds positioned in terms of credit quality and bond calls as of January 31, 2006?

We continued to believe that maintaining strong credit quality was an important requirement. As of January 31, 2006, all of these Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 78% in NXI to 80% in NVJ, 81% in NBJ, 83% in NZW, 87% in NUO, 89% in NMP and 90% in NUM.

As of January 31, 2006, potential call exposure for the period from February 2006 through the end of 2007 ranged from 3% in NZW and NVJ to 4% in NUM, NXI and NBJ, 11% in NUO and 13% in NMP. The number of actual bond calls in all of these Funds depends largely on future market interest rates.

Dividend and Share Price
      Information

All of these Funds use leverage to potentially generate additional income for common shareholders. During periods of rising short-term interest rates, as was the case during this reporting period, the Funds' leveraging costs also rise, reducing the extent of this benefit. This resulted in one monthly dividend reduction in NUM, NMP, NUO, NBJ and NVJ and two reductions in NXI over the six-month period ended January 31, 2006. The dividend of NZW remained stable during this period.

In addition, due to normal portfolio activity, common shareholders of the following Funds received capital gains and net ordinary income distributions at the end of December 2005 as follows:

                              Long-Term Capital Gains            Ordinary Income
                                          (per share)                (per share)
--------------------------------------------------------------------------------
NUM                                           $0.1125                         --
--------------------------------------------------------------------------------
NMP                                           $0.1465                    $0.0023
--------------------------------------------------------------------------------
NUO                                           $0.0543                    $0.0001
--------------------------------------------------------------------------------
NXI                                           $0.0337                    $0.0018
--------------------------------------------------------------------------------
NBJ                                           $0.0480                    $0.0001
--------------------------------------------------------------------------------

These distributions, which represented an important part of these Funds' total returns for this period, were generated by bond calls and the sale of appreciated securities. This had a slight negative impact on the Funds' earning power per common share and was a minor factor in the common share dividend reductions noted above.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of January 31, 2006, all of the Funds in this report had positive UNII balances for financial statement purposes and positive UNII balances, based on our best estimates, for tax purposes.

At the end of the reporting period, the Funds' share prices were trading at premiums or discounts to their NAVs as shown in the accompanying chart:

                                         1/31/06                 6-Month Average
                                Premium/Discount                Premium/Discount
--------------------------------------------------------------------------------
NUM                                       -1.36%                          -1.19%
--------------------------------------------------------------------------------
NMP                                       -1.72%                          -2.15%
--------------------------------------------------------------------------------
NZW                                       +2.70%                          +1.40%
--------------------------------------------------------------------------------
NUO                                       +4.61%                          +1.23%
--------------------------------------------------------------------------------
NXI                                      +13.55%                          +7.64%
--------------------------------------------------------------------------------
NBJ                                       +9.01%                          +1.11%
--------------------------------------------------------------------------------
NVJ                                       +3.19%                          -0.12%
--------------------------------------------------------------------------------

Nuveen Michigan Quality Income Municipal Fund, Inc.

NUM

Performance
      Overview As of January 31, 2006

Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                       $15.26
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                          $15.47
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -1.36%
--------------------------------------------------------------------------------
Market Yield                                                               5.39%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                7.81%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                   $181,285
--------------------------------------------------------------------------------
Average Effective
Maturity on Securities (Years)                                            14.55
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 8.75
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 10/17/91)
--------------------------------------------------------------------------------
                                                  On Share Price         On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                            0.84%              0.82%
--------------------------------------------------------------------------------
1-Year                                                  0.37%              2.17%
--------------------------------------------------------------------------------
5-Year                                                  6.91%              7.21%
--------------------------------------------------------------------------------
10-Year                                                 5.95%              6.33%
--------------------------------------------------------------------------------

Industries
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            26.9%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     25.3%
--------------------------------------------------------------------------------
Health Care                                                                10.5%
--------------------------------------------------------------------------------
Water and Sewer                                                             9.8%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                      9.8%
--------------------------------------------------------------------------------
Utilities                                                                   8.2%
--------------------------------------------------------------------------------
Education and Civic Organizations                                           5.9%
--------------------------------------------------------------------------------
Other                                                                       3.6%
--------------------------------------------------------------------------------

Credit Quality
(as a % of total investments)

----------------------------------------
AAA/U.S. Guaranteed                  82%
----------------------------------------
AA                                    8%
----------------------------------------
A                                     5%              [PIE CHART]
----------------------------------------
BBB                                   4%
----------------------------------------
BB or Lower                           1%
----------------------------------------

2005-2006 Monthly Tax-Free Dividends Per Share(2)
--------------------------------------------------------------------------------
Feb                                0.08
Mar                                0.08
Apr                                0.08
May                                0.08
Jun                                0.07
Jul                                0.07               [BAR GRAPH]
Aug                                0.07
Sep                                0.07
Oct                                0.07
Nov                                0.07
Dec                                0.07
Jan                                0.07

Share Price Performance
--------------------------------------------------------------------------------
2/01/05                           16.28
                                  16.42
                                  16.36
                                  16.71
                                  16.70
                                  16.66
                                  16.88
                                  16.62
                                  16.52               [LINE CHART]
                                  16.52
                                  16.55
                                  16.63
                                  16.51
                                  16.51
                                  16.40
                                  16.51
                                  16.60
                                  16.88
                                  17.08
                                  16.71
                                  16.64
                                  16.60
                                  16.78
                                  17.00
                                  16.85
                                  17.00
                                  16.94
                                  16.45
                                  16.48
                                  16.54
                                  16.45
                                  16.44
                                  16.50
                                  16.18
                                  16.00
                                  15.77
                                  15.42
                                  15.24
                                  15.40
                                  15.35
                                  15.52
                                  15.69
                                  15.74
                                  15.81
                                  15.75
                                  15.90
                                  15.76
                                  15.82
                                  15.78
                                  15.67
                                  15.63
                                  15.65
                                  15.64
                                  15.69
                                  15.69
                                  15.68
                                  15.64
                                  15.65
                                  15.70
                                  15.72
                                  15.81
                                  15.95
                                  15.95
                                  15.92
                                  15.93
                                  15.91
                                  15.99
                                  15.85
                                  15.88
                                  16.11
                                  16.07
                                  15.99
                                  16.11
                                  16.08
                                  16.18
                                  16.04
                                  16.05
                                  16.13
                                  16.08
                                  16.16
                                  16.19
                                  15.91
                                  15.96
                                  16.06
                                  16.19
                                  16.23
                                  16.20
                                  16.07
                                  15.93
                                  15.95
                                  15.88
                                  15.73
                                  15.63
                                  15.75
                                  15.83
                                  15.80
                                  15.76
                                  15.78
                                  15.80
                                  15.84
                                  15.89
                                  15.86
                                  15.94
                                  15.93
                                  16.02
                                  16.10
                                  16.10
                                  16.17
                                  16.10
                                  16.15
                                  16.15
                                  16.13
                                  16.00
                                  15.89
                                  16.00
                                  15.95
                                  15.87
                                  15.95
                                  15.79
                                  15.65
                                  15.65
                                  15.56
                                  15.58
                                  15.55
                                  15.61
                                  15.67
                                  15.67
                                  15.72
                                  15.78
                                  15.80
                                  15.89
                                  15.70
                                  15.68
                                  15.53
                                  15.57
                                  15.55
                                  15.61
                                  15.57
                                  15.69
                                  15.76
                                  15.86
                                  15.78
                                  15.80
                                  15.80
                                  15.70
                                  15.70
                                  15.75
                                  15.76
                                  15.80
                                  15.84
                                  15.99
                                  16.07
                                  16.01
                                  16.16
                                  16.21
                                  16.10
                                  16.15
                                  16.14
                                  15.94
                                  15.91
                                  15.84
                                  15.97
                                  16.00
                                  16.07
                                  15.95
                                  15.82
                                  15.71
                                  15.70
                                  15.80
                                  15.88
                                  16.05
                                  15.95
                                  16.00
                                  16.09
                                  15.95
                                  16.08
                                  16.01
                                  16.10
                                  16.07
                                  15.90
                                  15.96
                                  15.83
                                  15.76
                                  15.63
                                  15.66
                                  15.70
                                  15.79
                                  15.71
                                  15.75
                                  15.61
                                  15.65
                                  15.71
                                  15.66
                                  15.64
                                  15.57
                                  15.59
                                  15.71
                                  15.65
                                  15.80
                                  15.56
                                  15.48
                                  15.59
                                  15.52
                                  15.44
                                  15.53
                                  15.25
                                  15.20
                                  15.14
                                  15.06
                                  15.10
                                  15.06
                                  14.90
                                  15.10
                                  15.08
                                  14.99
                                  14.82
                                  14.83
                                  14.82
                                  14.87
                                  14.91
                                  14.82
                                  14.70
                                  14.64
                                  14.65
                                  14.56
                                  14.56
                                  14.51
                                  14.56
                                  14.64
                                  14.70
                                  14.84
                                  14.87
                                  14.77
                                  14.68
                                  14.68
                                  14.80
                                  14.88
                                  14.87
                                  14.92
                                  14.99
                                  14.94
                                  14.92
                                  14.97
                                  15.06
                                  15.09
                                  15.05
                                  15.13
                                  15.07
                                  15.08
                                  15.16
                                  15.21
                                  15.10
                                  15.12
                                  15.21
1/31/06                           15.26

      Weekly Closing Price
Past performance is not predictive of future results.

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(2) The Fund also paid shareholders a capital gains distribution in December 2005 of $0.1125 per share.

Nuveen Michigan Premium Income Municipal Fund, Inc.

NMP

Performance
      Overview As of January 31, 2006

Credit Quality
(as a % of total investments)

----------------------------------------
AAA/U.S. Guaranteed                  73%
----------------------------------------
AA                                   16%
----------------------------------------
A                                     8%              [PIE CHART]
----------------------------------------
BBB                                   1%
----------------------------------------
BB or Lower                           2%
----------------------------------------

2005-2006 Monthly Tax-Free Dividends Per Share(2)
--------------------------------------------------------------------------------
Feb                                0.08
Mar                                0.07
Apr                                0.07
May                                0.07
Jun                                0.07
Jul                                0.07               [BAR GRAPH]
Aug                                0.07
Sep                                0.07
Oct                                0.07
Nov                                0.07
Dec                                0.07
Jan                                0.07

Share Price Performance
--------------------------------------------------------------------------------
2/01/05                           15.65
                                  15.67
                                  15.70
                                  15.72
                                  15.87
                                  15.83
                                  15.88               [LINE CHART]
                                  15.87
                                  15.88
                                  15.83
                                  15.60
                                  15.61
                                  15.59
                                  15.60
                                  15.64
                                  15.80
                                  16.01
                                  16.01
                                  16.02
                                  16.09
                                  16.06
                                  16.14
                                  16.16
                                  16.25
                                  16.09
                                  16.03
                                  15.80
                                  15.85
                                  15.90
                                  15.72
                                  15.72
                                  15.64
                                  15.43
                                  14.89
                                  14.89
                                  14.73
                                  14.61
                                  14.55
                                  14.48
                                  14.52
                                  14.66
                                  14.80
                                  14.85
                                  14.80
                                  14.89
                                  14.91
                                  14.98
                                  15.25
                                  15.20
                                  15.20
                                  15.26
                                  15.25
                                  15.24
                                  15.39
                                  15.14
                                  15.00
                                  15.00
                                  14.90
                                  14.85
                                  14.99
                                  15.30
                                  15.12
                                  15.12
                                  15.15
                                  15.28
                                  15.26
                                  15.30
                                  15.05
                                  15.10
                                  15.20
                                  15.28
                                  15.30
                                  15.28
                                  15.29
                                  15.28
                                  15.40
                                  15.41
                                  15.40
                                  15.30
                                  15.48
                                  15.65
                                  15.57
                                  15.49
                                  15.61
                                  15.60
                                  15.66
                                  15.63
                                  15.65
                                  15.60
                                  15.64
                                  15.65
                                  15.70
                                  15.55
                                  15.40
                                  15.38
                                  15.36
                                  15.62
                                  15.50
                                  15.42
                                  15.42
                                  15.42
                                  15.44
                                  15.45
                                  15.31
                                  15.38
                                  15.40
                                  15.55
                                  15.60
                                  15.65
                                  15.70
                                  15.60
                                  15.60
                                  15.72
                                  15.75
                                  15.62
                                  15.80
                                  15.75
                                  15.76
                                  15.75
                                  15.57
                                  15.65
                                  15.42
                                  15.57
                                  15.56
                                  15.66
                                  15.68
                                  15.68
                                  15.67
                                  15.68
                                  15.70
                                  15.70
                                  15.71
                                  15.70
                                  15.75
                                  15.55
                                  15.50
                                  15.80
                                  15.98
                                  15.76
                                  15.60
                                  15.63
                                  15.66
                                  15.56
                                  15.51
                                  15.62
                                  15.60
                                  15.59
                                  15.60
                                  15.59
                                  15.60
                                  15.60
                                  15.59
                                  15.57
                                  15.58
                                  15.59
                                  15.59
                                  15.60
                                  15.60
                                  15.50
                                  15.51
                                  15.35
                                  15.30
                                  15.35
                                  15.49
                                  15.30
                                  15.16
                                  15.06
                                  14.86
                                  14.97
                                  14.89
                                  14.96
                                  14.95
                                  14.92
                                  14.92
                                  15.00
                                  14.92
                                  14.81
                                  14.81
                                  14.65
                                  14.56
                                  14.80
                                  14.80
                                  14.66
                                  14.56
                                  14.59
                                  14.85
                                  14.75
                                  14.73
                                  14.53
                                  14.71
                                  14.81
                                  14.90
                                  14.91
                                  15.01
                                  14.85
                                  14.81
                                  14.90
                                  14.87
                                  14.74
                                  14.54
                                  14.44
                                  14.39
                                  14.38
                                  14.29
                                  14.25
                                  14.24
                                  14.27
                                  14.27
                                  14.31
                                  14.37
                                  14.54
                                  14.54
                                  14.53
                                  14.53
                                  14.52
                                  14.36
                                  14.31
                                  14.30
                                  14.32
                                  14.34
                                  14.31
                                  14.18
                                  14.48
                                  14.35
                                  14.40
                                  14.45
                                  14.50
                                  14.49
                                  14.40
                                  14.52
                                  14.50
                                  14.58
                                  14.74
                                  14.75
                                  14.75
                                  14.81
                                  14.88
                                  15.06
                                  15.33
                                  15.31
                                  15.44
                                  15.44
                                  15.50
                                  15.55
                                  15.34
                                  15.19
                                  15.03
                                  14.90
                                  15.01
                                  14.91
                                  14.90
                                  14.93
                                  15.35
                                  15.00
1/31/06                           14.88

      Weekly Closing Price
Past performance is not predictive of future results.

Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                       $14.88
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                          $15.14
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -1.72%
--------------------------------------------------------------------------------
Market Yield                                                               5.36%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                7.77%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                   $117,323
--------------------------------------------------------------------------------
Average Effective
Maturity on Securities (Years)                                            16.24
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 7.40
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 12/17/92)
--------------------------------------------------------------------------------
                                                  On Share Price         On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                           -1.50%              1.00%
--------------------------------------------------------------------------------
1-Year                                                  1.64%              2.16%
--------------------------------------------------------------------------------
5-Year                                                  7.98%              6.93%
--------------------------------------------------------------------------------
10-Year                                                 7.68%              6.42%
--------------------------------------------------------------------------------

Industries
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/General                                                     32.9%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            15.5%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     12.1%
--------------------------------------------------------------------------------
Health Care                                                                10.8%
--------------------------------------------------------------------------------
Utilities                                                                   9.4%
--------------------------------------------------------------------------------
Water and Sewer                                                             8.5%
--------------------------------------------------------------------------------
Education and Civic Organizations                                           5.1%
--------------------------------------------------------------------------------
Other                                                                       5.7%
--------------------------------------------------------------------------------

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(2) The Fund also paid shareholders capital gains and net ordinary income distributions in December 2005 of $0.1488 per share.

Nuveen Michigan Dividend Advantage Municipal Fund

NZW

Performance
      Overview As of January 31, 2006

Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                       $15.62
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                          $15.21
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                  2.70%
--------------------------------------------------------------------------------
Market Yield                                                               5.72%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                8.29%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                    $31,367
--------------------------------------------------------------------------------
Average Effective
Maturity on Securities (Years)                                            15.90
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 7.13
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 9/25/01)
--------------------------------------------------------------------------------
                                                  On Share Price         On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                           -4.24%              1.43%
--------------------------------------------------------------------------------
1-Year                                                  2.35%              3.27%
--------------------------------------------------------------------------------
Since
Inception                                               6.82%              7.34%
--------------------------------------------------------------------------------

Industries
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            28.3%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     20.0%
--------------------------------------------------------------------------------
Health Care                                                                10.8%
--------------------------------------------------------------------------------
Utilities                                                                  10.4%
--------------------------------------------------------------------------------
Water and Sewer                                                             9.0%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                      6.8%
--------------------------------------------------------------------------------
Education and Civic Organizations                                           5.4%
--------------------------------------------------------------------------------
Other                                                                       9.3%
--------------------------------------------------------------------------------

Credit Quality
(as a % of total investments)

----------------------------------------
AAA/U.S. Guaranteed                  72%
----------------------------------------
AA                                   11%
----------------------------------------
A                                     8%
----------------------------------------              [PIE CHART]
BBB                                   6%
----------------------------------------
BB or Lower                           1%
----------------------------------------
N/R                                   2%
----------------------------------------

2005-2006 Monthly Tax-Free Dividends Per Share
--------------------------------------------------------------------------------
Feb                                0.07
Mar                                0.07
Apr                                0.07
May                                0.07
Jun                                0.07
Jul                                0.07               [BAR GRAPH]
Aug                                0.07
Sep                                0.07
Oct                                0.07
Nov                                0.07
Dec                                0.07
Jan                                0.07

Share Price Performance
--------------------------------------------------------------------------------
2/01/05                           16.16
                                  16.32
                                  16.20
                                  16.26
                                  16.35
                                  16.37
                                  16.50               [LINE CHART]
                                  16.37
                                  16.50
                                  16.35
                                  16.42
                                  16.20
                                  16.04
                                  15.77
                                  15.70
                                  15.79
                                  15.84
                                  15.79
                                  15.80
                                  15.76
                                  15.79
                                  15.95
                                  16.30
                                  16.30
                                  16.00
                                  16.18
                                  16.10
                                  15.76
                                  15.83
                                  15.74
                                  15.68
                                  15.47
                                  15.57
                                  15.46
                                  15.28
                                  15.28
                                  15.15
                                  15.15
                                  14.88
                                  14.89
                                  14.90
                                  14.96
                                  14.96
                                  14.95
                                  14.95
                                  15.04
                                  15.00
                                  14.90
                                  14.99
                                  15.00
                                  15.45
                                  15.50
                                  15.63
                                  15.63
                                  15.48
                                  15.45
                                  15.45
                                  15.27
                                  15.27
                                  15.50
                                  15.46
                                  15.49
                                  15.49
                                  15.48
                                  15.51
                                  15.60
                                  15.65
                                  15.70
                                  15.70
                                  15.74
                                  15.66
                                  15.61
                                  15.61
                                  15.56
                                  15.48
                                  15.51
                                  15.58
                                  15.64
                                  15.73
                                  15.74
                                  15.64
                                  15.55
                                  15.47
                                  15.43
                                  15.55
                                  15.68
                                  15.74
                                  15.73
                                  15.60
                                  15.72
                                  15.69
                                  15.74
                                  15.74
                                  15.55
                                  15.65
                                  15.65
                                  15.58
                                  15.60
                                  15.55
                                  15.61
                                  15.58
                                  15.57
                                  15.63
                                  15.75
                                  15.75
                                  16.25
                                  16.25
                                  16.24
                                  16.45
                                  16.45
                                  16.46
                                  16.50
                                  16.53
                                  16.70
                                  16.60
                                  16.55
                                  16.49
                                  16.50
                                  16.43
                                  16.45
                                  16.57
                                  16.40
                                  16.65
                                  16.60
                                  16.60
                                  16.79
                                  16.79
                                  16.79
                                  16.45
                                  16.45
                                  16.43
                                  16.35
                                  16.08
                                  16.07
                                  16.03
                                  16.00
                                  16.00
                                  15.92
                                  15.94
                                  15.92
                                  15.92
                                  15.92
                                  15.90
                                  15.88
                                  15.92
                                  15.96
                                  15.90
                                  15.88
                                  15.89
                                  15.90
                                  15.87
                                  15.94
                                  15.94
                                  15.94
                                  15.95
                                  15.95
                                  16.04
                                  15.94
                                  15.94
                                  15.84
                                  15.74
                                  15.83
                                  15.83
                                  16.05
                                  15.82
                                  15.78
                                  15.78
                                  15.53
                                  15.56
                                  15.59
                                  15.65
                                  15.75
                                  15.77
                                  15.77
                                  15.78
                                  15.71
                                  15.73
                                  15.77
                                  15.62
                                  15.70
                                  15.70
                                  15.70
                                  15.60
                                  15.60
                                  15.45
                                  15.42
                                  15.39
                                  15.34
                                  15.34
                                  15.34
                                  15.23
                                  15.40
                                  15.42
                                  15.55
                                  15.80
                                  15.90
                                  15.75
                                  15.85
                                  15.62
                                  15.15
                                  15.05
                                  15.07
                                  15.07
                                  14.80
                                  14.84
                                  14.91
                                  14.91
                                  14.79
                                  14.80
                                  14.80
                                  14.71
                                  14.65
                                  14.74
                                  14.79
                                  14.80
                                  14.70
                                  14.74
                                  14.76
                                  14.84
                                  14.57
                                  14.64
                                  14.51
                                  14.67
                                  14.73
                                  14.80
                                  14.99
                                  14.99
                                  15.05
                                  14.95
                                  14.87
                                  14.80
                                  14.92
                                  15.00
                                  15.12
                                  15.12
                                  15.01
                                  15.14
                                  15.13
                                  15.20
                                  15.40
                                  15.41
                                  15.26
                                  15.32
                                  15.32
                                  15.70
                                  15.42
                                  15.32
                                  15.38
                                  15.50
                                  15.75
                                  15.89
                                  15.76
                                  15.80
                                  15.65
1/31/06                           15.62

      Weekly Closing Price
Past performance is not predictive of future results.

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Ohio Quality Income Municipal Fund, Inc.

NUO

Performance
      Overview As of January 31, 2006

Credit Quality
(as a % of total investments)

----------------------------------------
AAA/U.S. Guaranteed                  63%
----------------------------------------
AA                                   24%
----------------------------------------
A                                     7%
----------------------------------------              [PIE CHART]
BBB                                   4%
----------------------------------------
BB or Lower                           1%
----------------------------------------
N/R                                   1%
----------------------------------------

2005-2006 Monthly Tax-Free Dividends Per Share(2)
--------------------------------------------------------------------------------
Feb                                0.08
Mar                                0.08
Apr                                0.08
May                                0.08
Jun                                0.08
Jul                                0.08               [BAR CHART]
Aug                                0.08
Sep                                0.07
Oct                                0.07
Nov                                0.07
Dec                                0.07
Jan                                0.07

Share Price Performance
--------------------------------------------------------------------------------
2/01/05                           18.76
                                  18.90
                                  18.60
                                  18.64
                                  18.68
                                  18.60
                                  18.70               [LINE GRAPH]
                                  18.56
                                  18.43
                                  18.50
                                  18.47
                                  18.44
                                  18.27
                                  18.13
                                  17.95
                                  18.05
                                  17.79
                                  17.65
                                  17.68
                                  17.55
                                  17.36
                                  17.39
                                  17.36
                                  17.38
                                  17.38
                                  17.30
                                  17.34
                                  17.29
                                  17.17
                                  16.89
                                  16.62
                                  16.58
                                  16.72
                                  16.55
                                  16.37
                                  16.21
                                  16.12
                                  16.11
                                  16.18
                                  16.25
                                  16.50
                                  16.84
                                  16.81
                                  16.90
                                  16.94
                                  16.92
                                  16.80
                                  16.71
                                  16.90
                                  16.87
                                  16.87
                                  16.87
                                  16.86
                                  16.90
                                  16.66
                                  16.59
                                  16.50
                                  16.46
                                  16.51
                                  16.53
                                  16.62
                                  16.71
                                  16.71
                                  16.80
                                  16.87
                                  16.86
                                  16.93
                                  16.80
                                  16.64
                                  16.70
                                  16.74
                                  16.76
                                  16.79
                                  16.80
                                  16.80
                                  16.97
                                  16.88
                                  17.01
                                  17.10
                                  17.16
                                  17.00
                                  16.96
                                  17.00
                                  17.16
                                  17.22
                                  17.20
                                  17.28
                                  17.25
                                  17.21
                                  17.22
                                  17.21
                                  17.20
                                  17.25
                                  17.13
                                  17.12
                                  17.00
                                  17.00
                                  16.87
                                  17.07
                                  17.11
                                  17.20
                                  17.14
                                  17.26
                                  17.34
                                  17.22
                                  17.18
                                  17.28
                                  17.22
                                  17.15
                                  17.20
                                  17.22
                                  17.22
                                  17.13
                                  17.14
                                  17.07
                                  17.10
                                  17.06
                                  17.14
                                  17.14
                                  17.12
                                  17.00
                                  16.87
                                  16.94
                                  17.02
                                  16.99
                                  16.96
                                  16.96
                                  16.98
                                  17.02
                                  17.05
                                  17.00
                                  16.96
                                  17.02
                                  16.89
                                  16.82
                                  16.84
                                  16.78
                                  16.73
                                  16.81
                                  16.80
                                  16.85
                                  16.75
                                  16.73
                                  16.70
                                  16.83
                                  16.83
                                  16.99
                                  16.90
                                  16.88
                                  16.83
                                  16.86
                                  16.80
                                  16.80
                                  16.81
                                  16.80
                                  16.79
                                  16.78
                                  16.92
                                  16.90
                                  16.75
                                  16.77
                                  16.88
                                  16.80
                                  16.82
                                  16.80
                                  16.75
                                  16.66
                                  16.62
                                  16.70
                                  16.64
                                  16.74
                                  16.75
                                  16.70
                                  16.74
                                  16.65
                                  16.74
                                  16.74
                                  16.80
                                  16.60
                                  16.53
                                  16.55
                                  16.40
                                  16.40
                                  16.33
                                  16.45
                                  16.44
                                  16.49
                                  16.47
                                  16.47
                                  16.65
                                  16.49
                                  16.66
                                  16.49
                                  16.65
                                  16.60
                                  16.49
                                  16.47
                                  16.47
                                  16.40
                                  16.31
                                  16.23
                                  16.12
                                  16.05
                                  16.01
                                  16.05
                                  16.01
                                  16.07
                                  16.15
                                  16.09
                                  16.16
                                  16.20
                                  16.21
                                  16.21
                                  16.41
                                  16.39
                                  16.30
                                  16.35
                                  16.32
                                  16.43
                                  16.20
                                  16.11
                                  16.01
                                  16.06
                                  16.07
                                  16.01
                                  16.00
                                  16.03
                                  16.02
                                  16.12
                                  16.21
                                  16.31
                                  16.28
                                  16.21
                                  16.25
                                  16.25
                                  16.35
                                  16.40
                                  16.46
                                  16.49
                                  16.50
                                  16.53
                                  16.65
                                  16.79
                                  17.00
                                  16.85
                                  16.99
                                  17.00
                                  16.95
                                  17.18
                                  17.19
                                  17.20
                                  17.05
                                  17.01
                                  16.95
1/31/06                           17.03

      Weekly Closing Price
Past performance is not predictive of future results.

Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                       $17.03
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                          $16.28
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                  4.61%
--------------------------------------------------------------------------------
Market Yield                                                               5.14%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                7.61%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                   $158,321
--------------------------------------------------------------------------------
Average Effective
Maturity on Securities (Years)                                            16.15
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 7.33
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 10/17/91)
--------------------------------------------------------------------------------
                                                  On Share Price         On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                            3.45%              1.20%
--------------------------------------------------------------------------------
1-Year                                                 -4.49%              2.54%
--------------------------------------------------------------------------------
5-Year                                                  6.19%              6.81%
--------------------------------------------------------------------------------
10-Year                                                 6.40%              6.24%
--------------------------------------------------------------------------------

Industries
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/General                                                     32.7%
--------------------------------------------------------------------------------
Health Care                                                                15.8%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            12.1%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                      7.1%
--------------------------------------------------------------------------------
Education and Civic Organizations                                           7.0%
--------------------------------------------------------------------------------
Water and Sewer                                                             6.8%
--------------------------------------------------------------------------------
Transportation                                                              5.3%
--------------------------------------------------------------------------------
Other                                                                      13.2%
--------------------------------------------------------------------------------

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(2) The Fund also paid shareholders capital gains and net ordinary income distributions in December 2005 of $0.0544 per share.

Nuveen Ohio Dividend Advantage Municipal Fund

NXI

Performance
      Overview As of January 31, 2006

Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                       $17.35
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                          $15.28
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 13.55%
--------------------------------------------------------------------------------
Market Yield                                                               4.91%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                7.27%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                    $64,802
--------------------------------------------------------------------------------
Average Effective
Maturity on Securities (Years)                                            16.01
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 7.41
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 3/27/01)
--------------------------------------------------------------------------------
                                                  On Share Price         On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                            5.02%              1.37%
--------------------------------------------------------------------------------
1-Year                                                 13.39%              2.95%
--------------------------------------------------------------------------------
Since
Inception                                               9.22%              7.64%
--------------------------------------------------------------------------------

Industries
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/General                                                     28.6%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            14.6%
--------------------------------------------------------------------------------
Education and Civic Organizations                                          13.1%
--------------------------------------------------------------------------------
Health Care                                                                12.0%
--------------------------------------------------------------------------------
Utilities                                                                   7.0%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                      6.9%
--------------------------------------------------------------------------------
Water and Sewer                                                             4.5%
--------------------------------------------------------------------------------
Other                                                                      13.3%
--------------------------------------------------------------------------------

Credit Quality
(as a % of total investments)

----------------------------------------
AAA/U.S. Guaranteed                  57%
----------------------------------------
AA                                   21%
----------------------------------------
A                                    12%              [PIE CHART]
----------------------------------------
BBB                                   9%
----------------------------------------
N/R                                   1%
----------------------------------------

2005-2006 Monthly Tax-Free Dividends Per Share(2)
--------------------------------------------------------------------------------
Feb                                0.08
Mar                                0.08
Apr                                0.08
May                                0.08
Jun                                0.08
Jul                                0.08               [BAR GRAPH]
Aug                                0.08
Sep                                0.07
Oct                                0.07
Nov                                0.07
Dec                                0.07
Jan                                0.07

Share Price Performance
--------------------------------------------------------------------------------
2/01/05                           16.36
                                  16.36
                                  16.46
                                  16.58
                                  16.65
                                  16.53
                                  16.53               [LINE CHART]
                                  16.62
                                  16.66
                                  16.95
                                  16.64
                                  16.68
                                  17.00
                                  16.50
                                  16.52
                                  16.38
                                  16.13
                                  16.12
                                  16.09
                                  16.15
                                  16.31
                                  16.42
                                  16.40
                                  16.39
                                  16.20
                                  16.11
                                  16.02
                                  16.14
                                  16.10
                                  16.15
                                  15.93
                                  15.67
                                  15.68
                                  15.63
                                  15.46
                                  15.30
                                  15.08
                                  14.93
                                  14.80
                                  15.01
                                  15.19
                                  15.28
                                  15.24
                                  15.28
                                  15.35
                                  15.12
                                  15.02
                                  15.07
                                  15.27
                                  15.34
                                  15.55
                                  15.70
                                  16.03
                                  16.20
                                  16.15
                                  16.11
                                  16.10
                                  16.05
                                  16.00
                                  16.21
                                  16.30
                                  16.42
                                  16.42
                                  16.29
                                  15.84
                                  15.82
                                  15.70
                                  15.46
                                  15.40
                                  15.38
                                  15.30
                                  15.27
                                  15.37
                                  15.37
                                  15.28
                                  15.35
                                  15.35
                                  15.52
                                  15.58
                                  15.51
                                  15.59
                                  15.66
                                  15.76
                                  15.99
                                  16.09
                                  16.20
                                  16.35
                                  16.27
                                  16.30
                                  16.16
                                  16.10
                                  16.03
                                  15.86
                                  15.90
                                  15.80
                                  15.65
                                  15.76
                                  15.91
                                  15.93
                                  16.10
                                  16.20
                                  16.24
                                  16.25
                                  16.32
                                  16.21
                                  16.18
                                  16.31
                                  16.14
                                  16.10
                                  16.03
                                  16.10
                                  16.43
                                  16.68
                                  16.62
                                  16.70
                                  16.83
                                  16.69
                                  16.66
                                  16.34
                                  16.78
                                  16.73
                                  16.41
                                  16.49
                                  16.74
                                  16.81
                                  17.00
                                  17.00
                                  16.93
                                  16.96
                                  17.30
                                  16.92
                                  16.52
                                  16.45
                                  16.35
                                  16.11
                                  16.12
                                  16.12
                                  16.15
                                  16.18
                                  16.13
                                  16.15
                                  16.20
                                  16.18
                                  16.19
                                  16.28
                                  16.41
                                  16.30
                                  16.66
                                  16.40
                                  16.41
                                  16.32
                                  16.32
                                  16.33
                                  16.27
                                  16.28
                                  16.30
                                  16.28
                                  16.32
                                  16.25
                                  16.25
                                  16.32
                                  16.60
                                  16.58
                                  16.80
                                  16.55
                                  16.72
                                  17.15
                                  16.90
                                  16.96
                                  16.85
                                  16.87
                                  16.80
                                  16.80
                                  17.03
                                  16.99
                                  16.80
                                  16.81
                                  16.99
                                  16.80
                                  16.61
                                  16.71
                                  17.00
                                  16.74
                                  16.60
                                  16.53
                                  16.59
                                  16.25
                                  16.25
                                  16.35
                                  16.35
                                  16.25
                                  16.37
                                  16.41
                                  16.55
                                  16.32
                                  16.15
                                  16.15
                                  16.33
                                  16.15
                                  16.32
                                  16.32
                                  16.30
                                  16.31
                                  16.60
                                  16.42
                                  16.50
                                  16.35
                                  16.34
                                  16.32
                                  16.32
                                  16.27
                                  16.32
                                  16.36
                                  16.50
                                  16.52
                                  16.55
                                  16.77
                                  16.35
                                  16.47
                                  16.47
                                  16.47
                                  16.19
                                  16.10
                                  16.42
                                  16.34
                                  16.33
                                  16.21
                                  16.46
                                  16.85
                                  16.85
                                  16.98
                                  17.05
                                  16.70
                                  16.85
                                  16.85
                                  17.05
                                  17.05
                                  16.98
                                  16.63
                                  16.58
                                  16.28
                                  16.28
                                  16.15
                                  16.08
                                  16.50
                                  16.50
                                  16.25
                                  16.75
                                  16.88
                                  17.20
                                  17.14
                                  17.35
                                  17.50
                                  17.15
1/31/06                           17.35

      Weekly Closing Price
Past performance is not predictive of future results.

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(2) The Fund also paid shareholders capital gains and net ordinary income distributions in December 2005 of $0.0355 per share.

Nuveen Ohio Dividend Advantage Municipal Fund 2

NBJ

Performance
      Overview As of January 31, 2006

Credit Quality
(as a % of total investments)

----------------------------------------
AAA/U.S. Guaranteed                  69%
----------------------------------------
AA                                   12%
----------------------------------------
A                                     9%
----------------------------------------              [PIE CHART]
BBB                                   9%
----------------------------------------
N/R                                   1%
----------------------------------------

2005-2006 Monthly Tax-Free Dividends Per Share(2)
--------------------------------------------------------------------------------
Feb                                0.08
Mar                                0.07
Apr                                0.07
May                                0.07
Jun                                0.07
Jul                                0.07               [BAR GRAPH]
Aug                                0.07
Sep                                0.07
Oct                                0.07
Nov                                0.07
Dec                                0.07
Jan                                0.07

Share Price Performance
--------------------------------------------------------------------------------
2/01/05                           16.05
                                  16.00
                                  16.19
                                  16.19
                                  16.06
                                  16.05
                                  16.01
                                  16.09               [LINE CHART]
                                  15.95
                                  16.00
                                  16.05
                                  15.95
                                  15.89
                                  15.89
                                  15.88
                                  15.90
                                  15.97
                                  15.97
                                  15.89
                                  15.80
                                  15.72
                                  15.90
                                  15.97
                                  15.89
                                  15.85
                                  15.83
                                  15.78
                                  15.69
                                  15.60
                                  15.61
                                  15.55
                                  15.45
                                  15.45
                                  15.48
                                  15.48
                                  15.35
                                  15.45
                                  15.18
                                  15.20
                                  15.24
                                  15.37
                                  15.45
                                  15.30
                                  15.30
                                  15.20
                                  15.44
                                  15.36
                                  15.20
                                  15.25
                                  15.12
                                  14.96
                                  15.01
                                  15.30
                                  15.45
                                  15.45
                                  15.59
                                  15.59
                                  15.41
                                  15.61
                                  15.50
                                  15.50
                                  15.60
                                  15.60
                                  15.62
                                  15.72
                                  15.51
                                  15.57
                                  15.14
                                  15.26
                                  15.23
                                  15.16
                                  15.05
                                  15.13
                                  15.00
                                  15.04
                                  15.18
                                  15.14
                                  15.15
                                  15.12
                                  15.14
                                  15.16
                                  15.16
                                  15.15
                                  15.29
                                  15.45
                                  15.50
                                  15.61
                                  15.59
                                  15.51
                                  15.52
                                  15.63
                                  15.66
                                  15.70
                                  15.58
                                  15.45
                                  15.44
                                  15.35
                                  15.43
                                  15.70
                                  15.74
                                  15.80
                                  16.06
                                  16.13
                                  15.98
                                  15.70
                                  15.54
                                  15.48
                                  15.46
                                  15.47
                                  15.50
                                  15.49
                                  15.66
                                  15.56
                                  15.65
                                  15.75
                                  15.53
                                  15.51
                                  15.53
                                  15.58
                                  15.55
                                  15.51
                                  15.50
                                  15.50
                                  15.60
                                  15.51
                                  15.48
                                  15.48
                                  15.41
                                  15.39
                                  15.39
                                  15.43
                                  15.12
                                  15.12
                                  14.97
                                  15.02
                                  14.95
                                  14.98
                                  15.14
                                  15.16
                                  14.98
                                  15.13
                                  15.10
                                  15.09
                                  15.15
                                  15.12
                                  15.01
                                  15.17
                                  15.41
                                  15.20
                                  15.25
                                  15.22
                                  15.38
                                  15.44
                                  15.51
                                  15.60
                                  15.67
                                  15.55
                                  15.65
                                  15.62
                                  15.65
                                  15.18
                                  15.37
                                  15.28
                                  15.28
                                  15.25
                                  15.37
                                  15.79
                                  15.74
                                  15.31
                                  15.31
                                  15.25
                                  15.28
                                  15.34
                                  15.34
                                  15.18
                                  15.08
                                  15.03
                                  15.00
                                  14.85
                                  14.79
                                  14.79
                                  15.16
                                  15.05
                                  14.91
                                  14.82
                                  14.85
                                  14.98
                                  14.99
                                  14.99
                                  14.95
                                  14.82
                                  14.94
                                  14.99
                                  15.22
                                  15.23
                                  15.08
                                  14.85
                                  14.79
                                  15.08
                                  14.80
                                  14.80
                                  14.94
                                  14.93
                                  14.93
                                  15.50
                                  15.45
                                  15.45
                                  15.45
                                  15.37
                                  15.37
                                  15.32
                                  15.42
                                  15.42
                                  15.75
                                  15.75
                                  15.57
                                  15.70
                                  15.80
                                  15.81
                                  15.84
                                  15.84
                                  15.75
                                  15.44
                                  15.44
                                  15.75
                                  15.82
                                  15.50
                                  15.28
                                  15.29
                                  15.35
                                  15.65
                                  15.65
                                  15.80
                                  15.68
                                  15.68
                                  15.70
                                  15.53
                                  15.30
                                  15.30
                                  15.50
                                  15.50
                                  15.82
                                  15.90
                                  15.60
                                  15.30
                                  15.40
                                  15.50
                                  15.50
                                  15.60
                                  16.45
                                  16.22
                                  16.25
                                  16.40
                                  16.20
1/31/06                           16.45

      Weekly Closing Price
Past performance is not predictive of future results.

Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                       $16.45
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                          $15.09
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                  9.01%
--------------------------------------------------------------------------------
Market Yield                                                               4.85%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                7.19%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                    $47,089
--------------------------------------------------------------------------------
Average Effective
Maturity on Securities (Years)                                            15.22
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 7.77
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 9/25/01)
--------------------------------------------------------------------------------
                                                  On Share Price         On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                            9.45%              1.20%
--------------------------------------------------------------------------------
1-Year                                                  8.30%              2.39%
--------------------------------------------------------------------------------
Since
Inception                                               8.17%              7.26%
--------------------------------------------------------------------------------

Industries
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/General                                                     29.9%
--------------------------------------------------------------------------------
Health Care                                                                16.8%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            13.4%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     10.4%
--------------------------------------------------------------------------------
Education and Civic Organizations                                           7.0%
--------------------------------------------------------------------------------
Utilities                                                                   6.0%
--------------------------------------------------------------------------------
Consumer Staples                                                            5.8%
--------------------------------------------------------------------------------
Transportation                                                              5.2%
--------------------------------------------------------------------------------
Other                                                                       5.5%
--------------------------------------------------------------------------------

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(2) The Fund also paid shareholders capital gains and net ordinary income distributions in December 2005 of $0.0481 per share.

Nuveen Ohio Dividend Advantage Municipal Fund 3

NVJ

Performance
      Overview As of January 31, 2006

Fund Snapshot
--------------------------------------------------------------------------------
Common Share Price                                                       $15.84
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                          $15.35
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                  3.19%
--------------------------------------------------------------------------------
Market Yield                                                               4.96%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                7.35%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                    $33,130
--------------------------------------------------------------------------------
Average Effective
Maturity on Securities (Years)                                            14.54
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 7.64
--------------------------------------------------------------------------------

Average Annual Total Return
(Inception 3/25/02)
--------------------------------------------------------------------------------
                                                  On Share Price         On NAV
--------------------------------------------------------------------------------
6-Month
(Cumulative)                                            2.28%              1.22%
--------------------------------------------------------------------------------
1-Year                                                  5.81%              2.79%
--------------------------------------------------------------------------------
Since
Inception                                               7.43%              7.82%
--------------------------------------------------------------------------------

Industries
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/General                                                     31.4%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     14.4%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            13.2%
--------------------------------------------------------------------------------
Health Care                                                                12.4%
--------------------------------------------------------------------------------
Education and Civic Organizations                                           8.0%
--------------------------------------------------------------------------------
Transportation                                                              6.1%
--------------------------------------------------------------------------------
Other                                                                      14.5%
--------------------------------------------------------------------------------

Credit Quality
(as a % of total investments)
----------------------------------------
AAA/U.S. Guaranteed                  63%
----------------------------------------
AA                                   17%
----------------------------------------              [PIE CHART]
A                                    13%
----------------------------------------
BBB                                   7%
----------------------------------------

2005-2006 Monthly Tax-Free Dividends Per Share
--------------------------------------------------------------------------------
Feb                                0.07
Mar                                0.07
Apr                                0.07
May                                0.07
Jun                                0.07
Jul                                0.07               [BAR GRAPH]
Aug                                0.07
Sep                                0.07
Oct                                0.07
Nov                                0.07
Dec                                0.07
Jan                                0.07

Share Price Performance
--------------------------------------------------------------------------------
2/01/05                           15.90
                                  15.94
                                  15.80
                                  15.95
                                  16.00
                                  16.05
                                  16.01               [LINE CHART]
                                  16.11
                                  15.95
                                  16.08
                                  16.43
                                  16.39
                                  16.43
                                  16.42
                                  16.38
                                  16.25
                                  16.20
                                  16.20
                                  16.20
                                  16.13
                                  16.16
                                  16.32
                                  16.34
                                  16.34
                                  16.58
                                  16.50
                                  16.60
                                  16.47
                                  16.42
                                  16.40
                                  16.05
                                  16.05
                                  16.07
                                  15.79
                                  15.66
                                  15.74
                                  15.59
                                  15.40
                                  15.31
                                  15.27
                                  15.33
                                  15.58
                                  15.40
                                  15.40
                                  15.44
                                  15.52
                                  15.52
                                  15.16
                                  15.37
                                  15.40
                                  15.40
                                  15.58
                                  15.39
                                  15.44
                                  15.32
                                  15.35
                                  15.31
                                  15.37
                                  15.37
                                  15.38
                                  15.38
                                  15.64
                                  15.64
                                  16.00
                                  15.85
                                  15.95
                                  15.90
                                  15.66
                                  15.66
                                  15.66
                                  15.72
                                  15.55
                                  15.55
                                  15.60
                                  15.65
                                  15.62
                                  15.67
                                  15.67
                                  15.73
                                  15.67
                                  15.66
                                  15.66
                                  15.70
                                  15.75
                                  16.20
                                  16.30
                                  16.25
                                  16.21
                                  16.21
                                  16.23
                                  15.97
                                  15.88
                                  15.74
                                  15.74
                                  15.67
                                  15.71
                                  15.71
                                  15.58
                                  15.70
                                  15.71
                                  15.71
                                  15.71
                                  15.77
                                  15.68
                                  15.77
                                  15.72
                                  15.76
                                  15.70
                                  15.93
                                  16.20
                                  16.10
                                  16.15
                                  16.15
                                  16.18
                                  16.11
                                  16.06
                                  16.09
                                  16.02
                                  15.93
                                  15.93
                                  15.93
                                  16.05
                                  16.05
                                  16.05
                                  16.10
                                  15.90
                                  15.90
                                  15.70
                                  15.84
                                  15.84
                                  16.07
                                  16.07
                                  16.03
                                  16.00
                                  16.00
                                  15.93
                                  15.93
                                  16.08
                                  16.08
                                  16.08
                                  16.08
                                  15.98
                                  15.98
                                  15.69
                                  15.69
                                  15.69
                                  15.72
                                  15.72
                                  15.73
                                  15.74
                                  15.74
                                  15.79
                                  15.79
                                  15.79
                                  15.79
                                  15.78
                                  15.76
                                  15.56
                                  15.56
                                  15.63
                                  15.48
                                  15.43
                                  15.56
                                  15.50
                                  15.44
                                  15.32
                                  15.08
                                  15.18
                                  15.06
                                  15.01
                                  15.10
                                  15.17
                                  15.20
                                  15.20
                                  15.24
                                  15.38
                                  15.38
                                  15.50
                                  15.50
                                  15.23
                                  15.07
                                  15.01
                                  14.94
                                  14.94
                                  15.03
                                  15.10
                                  14.90
                                  14.91
                                  14.90
                                  15.03
                                  15.20
                                  15.30
                                  15.35
                                  15.45
                                  15.45
                                  15.75
                                  15.75
                                  15.61
                                  15.51
                                  15.36
                                  15.70
                                  15.51
                                  15.76
                                  15.75
                                  15.45
                                  15.13
                                  15.19
                                  15.17
                                  15.10
                                  15.10
                                  15.10
                                  15.16
                                  15.26
                                  15.26
                                  15.16
                                  15.05
                                  15.36
                                  15.26
                                  15.26
                                  15.38
                                  15.38
                                  15.45
                                  15.40
                                  15.13
                                  15.12
                                  15.12
                                  15.15
                                  15.00
                                  15.07
                                  14.98
                                  15.01
                                  15.27
                                  15.10
                                  15.10
                                  15.10
                                  15.05
                                  15.03
                                  15.01
                                  15.09
                                  15.12
                                  15.09
                                  15.06
                                  15.13
                                  15.18
                                  15.35
                                  15.50
                                  15.40
                                  15.35
                                  15.44
                                  15.64
                                  15.72
                                  15.62
                                  15.82
                                  15.82
1/31/06                           15.84

      Weekly Closing Price
Past performance is not predictive of future results.

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Special Shareholder
      Meeting Report

The Shareholder Meeting was held at the offices of Nuveen Investments on November 15, 2005.

                                             NUM                               NMP                               NZW
-----------------------------------------------------------------------------------------------------------------------------------
                                    Common and                        Common and                        Common and
                                 MuniPreferred    MuniPreferred    MuniPreferred    MuniPreferred    MuniPreferred    MuniPreferred
                                        shares           shares           shares           shares           shares           shares
                               voting together  voting together  voting together  voting together  voting together  voting together
                                    as a class       as a class       as a class       as a class       as a class       as a class
-----------------------------------------------------------------------------------------------------------------------------------
Approval of the Board Members
was reached as follows:

Robert P. Bremner
    For                             10,706,460               --        7,061,193               --        2,020,827               --
    Withhold                           165,499               --           88,967               --           27,054               --
-----------------------------------------------------------------------------------------------------------------------------------
   Total                            10,871,959               --        7,150,160               --        2,047,881               --
===================================================================================================================================

Lawrence H. Brown
    For                             10,701,808               --        7,063,871               --        2,015,227               --
    Withhold                           170,151               --           86,289               --           32,654               --
-----------------------------------------------------------------------------------------------------------------------------------
   Total                            10,871,959               --        7,150,160               --        2,047,881               --
===================================================================================================================================

Jack B. Evans
    For                             10,708,106               --        7,070,251               --        2,023,827               --
    Withhold                           163,853               --           79,909               --           24,054               --
-----------------------------------------------------------------------------------------------------------------------------------
   Total                            10,871,959               --        7,150,160               --        2,047,881               --
===================================================================================================================================

William C. Hunter
    For                             10,709,563               --        7,073,599               --        2,023,827               --
    Withhold                           162,396               --           76,561               --           24,054               --
-----------------------------------------------------------------------------------------------------------------------------------
   Total                            10,871,959               --        7,150,160               --        2,047,881               --
===================================================================================================================================

David J. Kundert
    For                             10,703,556               --        7,073,130               --        2,023,827               --
    Withhold                           168,403               --           77,030               --           24,054               --
-----------------------------------------------------------------------------------------------------------------------------------
   Total                            10,871,959               --        7,150,160               --        2,047,881               --
===================================================================================================================================

William J. Schneider
    For                                     --            3,562               --            2,173               --              632
    Withhold                                --               21               --                7               --                1
-----------------------------------------------------------------------------------------------------------------------------------
   Total                                    --            3,583               --            2,180               --              633
===================================================================================================================================

Timothy R. Schwertfeger
    For                                     --            3,562               --            2,173               --              632
    Withhold                                --               21               --                7               --                1
-----------------------------------------------------------------------------------------------------------------------------------
   Total                                    --            3,583               --            2,180               --              633
===================================================================================================================================

Judith M. Stockdale
    For                             10,706,492               --        7,064,993               --        2,023,827               --
    Withhold                           165,467               --           85,167               --           24,054               --
-----------------------------------------------------------------------------------------------------------------------------------
   Total                            10,871,959               --        7,150,160               --        2,047,881               --
===================================================================================================================================

Eugene S. Sunshine
    For                             10,705,735               --        7,072,240               --        2,023,827               --
    Withhold                           166,224               --           77,920               --           24,054               --
-----------------------------------------------------------------------------------------------------------------------------------
   Total                            10,871,959               --        7,150,160               --        2,047,881               --
===================================================================================================================================

Special Shareholder
      Meeting Report (continued)

                                             NUO                               NXI                               NBJ
-----------------------------------------------------------------------------------------------------------------------------------
                                    Common and                        Common and                        Common and
                                 MuniPreferred    MuniPreferred    MuniPreferred    MuniPreferred    MuniPreferred    MuniPreferred
                                        shares           shares           shares           shares           shares           shares
                               voting together  voting together  voting together  voting together  voting together  voting together
                                    as a class       as a class       as a class       as a class       as a class       as a class
-----------------------------------------------------------------------------------------------------------------------------------
Approval of the Board Members
was reached as follows:

Robert P. Bremner
    For                              8,817,740               --        4,078,149               --        3,006,605               --
    Withhold                           132,986               --           45,548               --           56,757               --
-----------------------------------------------------------------------------------------------------------------------------------
   Total                             8,950,726               --        4,123,697               --        3,063,362               --
===================================================================================================================================

Lawrence H. Brown
    For                              8,823,969               --        4,079,149               --        3,002,043               --
    Withhold                           126,757               --           44,548               --           61,319               --
-----------------------------------------------------------------------------------------------------------------------------------
   Total                             8,950,726               --        4,123,697               --        3,063,362               --
===================================================================================================================================

Jack B. Evans
    For                              8,817,496               --        4,081,772               --        3,003,293               --
    Withhold                           133,230               --           41,925               --           60,069               --
-----------------------------------------------------------------------------------------------------------------------------------
   Total                             8,950,726               --        4,123,697               --        3,063,362               --
===================================================================================================================================

William C. Hunter
    For                              8,815,516               --        4,081,772               --        3,009,705               --
    Withhold                           135,210               --           41,925               --           53,657               --
-----------------------------------------------------------------------------------------------------------------------------------
   Total                             8,950,726               --        4,123,697               --        3,063,362               --
===================================================================================================================================

David J. Kundert
    For                              8,816,107               --        4,078,072               --        3,002,693               --
    Withhold                           134,619               --           45,625               --           60,669               --
-----------------------------------------------------------------------------------------------------------------------------------
   Total                             8,950,726               --        4,123,697               --        3,063,362               --
===================================================================================================================================

William J. Schneider
    For                                     --            2,912               --            1,210               --              936
    Withhold                                --                9               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
   Total                                    --            2,921               --            1,210               --              936
===================================================================================================================================

Timothy R. Schwertfeger
    For                                     --            2,912               --            1,210               --              936
    Withhold                                --                9               --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
   Total                                    --            2,921               --            1,210               --              936
===================================================================================================================================

Judith M. Stockdale
    For                              8,817,331               --        4,081,772               --        3,003,643               --
    Withhold                           133,395               --           41,925               --           59,719               --
-----------------------------------------------------------------------------------------------------------------------------------
   Total                             8,950,726               --        4,123,697               --        3,063,362               --
===================================================================================================================================

Eugene S. Sunshine
    For                              8,817,452               --        4,078,172               --        3,008,705               --
    Withhold                           133,274               --           45,525               --           54,657               --
-----------------------------------------------------------------------------------------------------------------------------------
   Total                             8,950,726               --        4,123,697               --        3,063,362               --
===================================================================================================================================

                                                                                                                 NVJ
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Common and
                                                                                                     MuniPreferred    MuniPreferred
                                                                                                            shares           shares
                                                                                                   voting together  voting together
                                                                                                        as a class       as a class
-----------------------------------------------------------------------------------------------------------------------------------
Approval of the Board Members
was reached as follows:

Robert P. Bremner
    For                                                                                                  2,090,581               --
    Withhold                                                                                                20,342               --
-----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                 2,110,923               --
===================================================================================================================================

Lawrence H. Brown
    For                                                                                                  2,087,581               --
    Withhold                                                                                                23,342               --
-----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                 2,110,923               --
===================================================================================================================================

Jack B. Evans
    For                                                                                                  2,091,191               --
    Withhold                                                                                                19,732               --
-----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                 2,110,923               --
===================================================================================================================================

William C. Hunter
    For                                                                                                  2,090,951               --
    Withhold                                                                                                19,972               --
-----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                 2,110,923               --
===================================================================================================================================

David J. Kundert
    For                                                                                                  2,080,191               --
    Withhold                                                                                                30,732               --
-----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                 2,110,923               --
===================================================================================================================================

William J. Schneider
    For                                                                                                         --              649
    Withhold                                                                                                    --               11
-----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                        --              660
===================================================================================================================================

Timothy R. Schwertfeger
    For                                                                                                         --              649
    Withhold                                                                                                    --               11
-----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                        --              660
===================================================================================================================================

Judith M. Stockdale
    For                                                                                                  2,090,951               --
    Withhold                                                                                                19,972               --
-----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                 2,110,923               --
===================================================================================================================================

Eugene S. Sunshine
    For                                                                                                  2,091,191               --
    Withhold                                                                                                19,732               --
-----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                 2,110,923               --
===================================================================================================================================

Nuveen Michigan Quality Income Municipal Fund, Inc. (NUM)

Portfolio of
      Investments January 31, 2006 (Unaudited)

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)   Ratings (3)        Value
-----------------------------------------------------------------------------------------------------------------------------------
              Education and Civic Organizations - 8.9% (5.9% of Total Investments)

$        700  Chandler Park Academy, Michigan, Public School Academy Charter School      11/15 at 100.00         BBB-  $    694,659
                Revenue Bonds, Series 2005, 5.125%, 11/01/35

       1,720  Ferris State College, Michigan, General Revenue Bonds, Series 1998,         4/08 at 100.00          AAA     1,768,229
                5.000%, 10/01/23 - AMBAC Insured

       1,685  Michigan Higher Education Facilities Authority, Limited Obligation          9/11 at 100.00          Aaa     1,834,460
                Revenue Refunding Bonds, Kettering University, Series 2001, 5.500%,
                9/01/17 - AMBAC Insured

       1,500  Michigan Higher Education Student Loan Authority, Revenue Bonds, Series       No Opt. Call          AAA     1,576,125
                2000 XII-T, 5.300%, 9/01/10 - AMBAC Insured (Alternative Minimum Tax)

       1,000  Michigan Higher Education Student Loan Authority, Revenue Bonds, Series     9/12 at 100.00          AAA     1,042,590
                2002 XVII-G, 5.200%, 9/01/20 - AMBAC Insured (Alternative Minimum Tax)

              Michigan Technological University, General Revenue Bonds, Series 2004A:
       1,060    5.000%, 10/01/21 - MBIA Insured                                          10/13 at 100.00          AAA     1,120,515
       1,115    5.000%, 10/01/22 - MBIA Insured                                          10/13 at 100.00          AAA     1,175,957
       1,170    5.000%, 10/01/23 - MBIA Insured                                          10/13 at 100.00          AAA     1,233,496

              Wayne State University, Michigan, General Revenue Bonds, Series 1999:
       3,430    5.250%, 11/15/19 - FGIC Insured                                          11/09 at 101.00          AAA     3,648,868
       1,000    5.125%, 11/15/29 - FGIC Insured                                          11/09 at 101.00          AAA     1,050,760

       1,000  Western Michigan University, General Revenue Refunding Bonds, Series       11/13 at 100.00          AAA     1,061,900
                2003, 5.000%, 11/15/20 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
      15,380  Total Education and Civic Organizations                                                                    16,207,559
-----------------------------------------------------------------------------------------------------------------------------------

              Health Care - 15.7% (10.5% of Total Investments)

       2,900  Dearborn Hospital Finance Authority, Michigan, Hospital Revenue Bonds,      5/06 at 102.00          AAA     2,963,452
                Oakwood Obligated Group, Series 1995A, 5.875%, 11/15/25 - FGIC Insured

       1,235  Hancock Hospital Finance Authority, Michigan, FHA-Insured Mortgage          8/08 at 100.00          AAA     1,282,263
                Hospital Revenue Bonds, Portage Health System Inc., Series 1998,
                5.450%, 8/01/47 - MBIA Insured

         984  Michigan State Hospital Finance Authority, Collateralized Loan, Detroit       No Opt. Call         Baa2       988,923
                Medical Center, Series 2001, 7.360%, 3/01/07

       2,700  Michigan State Hospital Finance Authority, Hospital Revenue Bonds,          8/08 at 101.00          BB-     2,552,715
                Detroit Medical Center Obligated Group, Series 1998A, 5.250%, 8/15/28

       5,000  Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry   11/09 at 101.00           A1     5,321,100
                Ford Health System, Series 1999A, 6.000%, 11/15/24

       1,500  Michigan State Hospital Finance Authority, Hospital Revenue Refunding       3/13 at 100.00           A1     1,622,580
                Bonds, Henry Ford Health System, Series 2003A, 5.625%, 3/01/17

       1,000  Michigan State Hospital Finance Authority, Hospital Revenue Refunding      11/09 at 101.00         BBB+     1,050,960
                Bonds, Memorial Healthcare Center Obligated Group, Series 1999,
                5.875%, 11/15/21

              Michigan State Hospital Finance Authority, Hospital Revenue Refunding
              Bonds, Mercy Mt. Clemens Corporation Obligated Group, Series 1999A:
       3,385    5.750%, 5/15/17 - MBIA Insured                                            5/09 at 101.00          AAA     3,619,445
         500    5.750%, 5/15/29 - MBIA Insured                                            5/09 at 101.00          AAA       532,745

         500  Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea           5/15 at 100.00          BBB       485,715
                Community Hospital, Series 2005, 5.000%, 5/15/37

         500  Michigan State Hospital Finance Authority, Revenue Bonds, Marquette         5/15 at 100.00         Baa1       501,990
                General Hospital, Series 2005A, 5.000%, 5/15/26

       5,500  Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds,    11/11 at 100.00          AAA     5,710,649
                William Beaumont Hospital, Series 2001M, 5.250%,
                11/15/31 - MBIA Insured

       2,195  University of Michigan, Medical Service Plan Revenue Bonds,                   No Opt. Call          AA+     1,838,291
                Series 1991, 0.000%, 12/01/10
-----------------------------------------------------------------------------------------------------------------------------------
      27,899  Total Health Care                                                                                          28,470,828
-----------------------------------------------------------------------------------------------------------------------------------

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)   Ratings (3)        Value
-----------------------------------------------------------------------------------------------------------------------------------
              Housing/Multifamily - 2.8% (1.8% of Total Investments)

$      2,675  Michigan Housing Development Authority, FNMA Limited Obligation            12/20 at 101.00          AAA  $  2,858,960
                Multifamily Housing Revenue Bonds, Parkview Place Apartments, Series
                2002A, 5.550%, 12/01/34 (Alternative Minimum Tax)

       2,110  Michigan Housing Development Authority, Rental Housing Revenue Bonds,       4/09 at 101.00          AAA     2,133,864
                Series 1999A, 5.300%, 10/01/37 - MBIA Insured (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
       4,785  Total Housing/Multifamily                                                                                   4,992,824
-----------------------------------------------------------------------------------------------------------------------------------

              Housing/Single Family - 0.5% (0.4% of Total Investments)

       1,000  Michigan Housing Development Authority, Single Family Mortgage Revenue      1/11 at 100.00          AAA     1,033,600
                Bonds, Series 2001, 5.300%, 12/01/16 - MBIA Insured
                (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------

              Long-Term Care - 0.7% (0.4% of Total Investments)

       1,000  Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian      5/15 at 100.00          N/R       977,650
                Villages of Michigan Obligated Group, Series 2005, 5.250%, 11/15/25

         200  Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds,        7/08 at 101.00         BBB+       202,008
                Porter Hills Presbyterian Village, Series 1998, 5.375%, 7/01/28
-----------------------------------------------------------------------------------------------------------------------------------
       1,200  Total Long-Term Care                                                                                        1,179,658
-----------------------------------------------------------------------------------------------------------------------------------

              Materials - 1.0% (0.6% of Total Investments)

       1,750  Dickinson County Economic Development Corporation, Michigan, Pollution     11/14 at 100.00          BBB     1,725,430
                Control Revenue Bonds, International Paper Company, Series
                2004A, 4.800%, 11/01/18
-----------------------------------------------------------------------------------------------------------------------------------

              Tax Obligation/General - 38.0% (25.3% of Total Investments)

       1,000  Anchor Bay School District, Macomb and St. Clair Counties, Michigan,        5/12 at 100.00           AA     1,048,550
                General Obligation Refunding Bonds, Series 2002, 5.000%, 5/01/25

              Anchor Bay School District, Macomb and St. Clair Counties, Michigan,
              Unlimited Tax General Obligation Refunding Bonds, Series 2001:
       2,500    5.000%, 5/01/21                                                           5/11 at 100.00           AA     2,636,200
       3,200    5.000%, 5/01/29                                                           5/11 at 100.00           AA     3,291,200

       1,000  Belding School District, Ionia, Kent and Montcalm Counties, Michigan,       5/08 at 100.00          AAA     1,022,120
                General Obligation Refunding Bonds, Series 1998, 5.000%,
                5/01/26 - AMBAC Insured

       1,200  Birmingham, Michigan, General Obligation Bonds, Series 2002,               10/12 at 100.50          AAA     1,273,584
                5.000%, 10/01/20

       1,320  Bridgeport Spaulding Community School District, Saginaw County,             5/12 at 100.00           AA     1,445,638
                Michigan, General Obligation Bonds, Series 2002, 5.500%, 5/01/16

       2,110  Caledonia Community Schools, Kent, Allegan and Barry Counties,              5/13 at 100.00           AA     2,286,185
                Michigan, General Obligation Bonds, Series 2003, 5.250%, 5/01/20

       1,285  Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan,    5/15 at 100.00          AAA     1,353,465
                General Obligation Bonds, Series 2005, 5.000%, 5/01/25 - MBIA Insured

       1,850  Chippewa Valley Schools, Macomb County, Michigan, General Obligation        5/15 at 100.00          AAA     1,951,473
                Bonds, Series 2005, 5.000%, 5/01/24 - MBIA Insured

       2,000  Detroit City School District, Wayne County, Michigan, General Obligation      No Opt. Call          AAA     2,381,960
                Bonds, Series 2002A, 6.000%, 5/01/19 - FGIC Insured

       1,195  Detroit, Michigan, General Obligation Bonds, Series 2004A-1,                4/14 at 100.00          AAA     1,274,539
                5.250%, 4/01/24 - AMBAC Insured

       1,065  Edwardsburg Public School, Cass County, Michigan, General Obligation        5/14 at 100.00          AAA     1,122,680
                Bonds, Series 2004, 5.000%, 5/01/22 - FSA Insured

              Fitzgerald Public School District, Macomb County, Michigan, General
              Obligation Bonds, Series  2004B:
       1,150    5.000%, 5/01/16 - AMBAC Insured                                          11/14 at 100.00          AAA     1,238,975
       2,100    5.000%, 5/01/17 - AMBAC Insured                                          11/14 at 100.00          AAA     2,254,917

              Grand Rapids and Kent County Joint Building Authority, Michigan, Limited
              Tax General Obligation Bonds, Devos Place Project, Series 2001:
       8,900    0.000%, 12/01/25                                                            No Opt. Call          AAA     3,559,822
       3,000    0.000%, 12/01/26                                                            No Opt. Call          AAA     1,136,460

       1,400  Howell Public Schools, Livingston County, Michigan, General Obligation     11/13 at 100.00           AA     1,478,470
                Bonds, Series 2003, 5.000%, 5/01/21

      Portfolio of Investments January 31, 2006 (Unaudited)


   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)   Ratings (3)        Value
-----------------------------------------------------------------------------------------------------------------------------------
              Tax Obligation/General  (continued)

$      1,065  Jackson Public Schools, Jackson County, Michigan, General Obligation        5/14 at 100.00          AAA  $  1,122,680
                School Building and Site Bonds, Series 2004, 5.000%,
                5/01/22 - FSA Insured

       2,000  Lake Fenton Community Schools, Genesee County, Michigan, General            5/12 at 100.00           AA     2,105,220
                Obligation Bonds, Series 2002, 5.000%, 5/01/24

       1,790  Lansing Building Authority, Michigan, General Obligation Bonds, Series      6/13 at 100.00          AAA     1,863,999
                2003A, 5.000%, 6/01/26 - MBIA Insured

       1,785  Livonia Public Schools, Wayne County, Michigan, General Obligation          5/14 at 100.00          AAA     1,888,048
                Bonds, Series 2004A, 5.000%, 5/01/21 - MBIA Insured

       1,315  Lowell Area Schools, Kent and Ionia Counties, Michigan, General             5/15 at 100.00          AAA     1,387,128
                Obligation Bonds, Series 2005, 5.000%, 5/01/24 - MBIA Insured

       4,000  Michigan, General Obligation Bonds, Environmental Protection Program,       5/13 at 100.00           AA     4,339,240
                Series 2003A, 5.250%, 5/01/20

       2,500  Montrose School District, Michigan, School Building and Site Bonds,           No Opt. Call          AAA     3,027,600
                Series 1997, 6.000%, 5/01/22 - MBIA Insured

       1,100  Muskegon County, Michigan, Limited Tax General Obligation Wastewater        7/11 at 100.00          AAA     1,134,936
                Management System 2 Revenue Bonds, Series 2002, 5.000%,
                7/01/26 - FGIC Insured

       1,000  Oakland County Building Authority, Michigan, General Obligation Bonds,      9/11 at 100.00          AAA     1,063,110
                Series 2002, 5.125%, 9/01/22

       4,200  Puerto Rico, General Obligation and Public Improvement Bonds,                 No Opt. Call          AAA     4,837,560
                Series 2001A, 5.500%, 7/01/20 - MBIA Insured

       1,510  Rockford Public Schools, Kent County, Michigan, General Obligation          5/15 at 100.00          AAA     1,582,238
                Bonds, Series 2005, 5.000%, 5/01/27 - FSA Insured

       1,940  South Lyon Community Schools, Oakland, Washtenaw and Livingston             5/15 at 100.00          AAA     2,050,968
                Counties, Michigan, General Obligation Bonds, Series 2005-II,
                5.000%, 5/01/23 - FGIC Insured

       1,655  Southfield Library Building Authority, Michigan, General Obligation         5/15 at 100.00          AAA     1,738,031
                Bonds, Series 2005, 5.000%, 5/01/26 - MBIA Insured

       1,525  Tecumseh Public Schools, Lenawee County, Michigan, General Obligation       5/15 at 100.00          AAA     1,610,537
                Bonds, Series 2005, 5.125%, 5/01/30 - FGIC Insured

       1,050  Warren Consolidated School District, Macomb and Oakland Counties,          11/11 at 100.00          AAA     1,137,171
                Michigan, General Obligation Bonds, Series 2001, 5.375%,
                5/01/19 - FSA Insured

       5,000  Wayne County, Michigan, Limited Tax General Obligation Airport Hotel       12/11 at 101.00          AAA     5,224,600
                Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series
                2001A, 5.000%, 12/01/21 - MBIA Insured

       1,725  Williamston Community School District, Michigan, Unlimited Tax General        No Opt. Call          AAA     2,002,691
                Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
      71,435  Total Tax Obligation/General                                                                               68,871,995
-----------------------------------------------------------------------------------------------------------------------------------

              Tax Obligation/Limited - 14.7% (9.8% of Total Investments)

       1,000  Grand Rapids Building Authority, Kent County, Michigan, Limited Tax           No Opt. Call           AA     1,089,620
                General Obligation Bonds, Series 1998, 5.000%, 4/01/16

       1,345  Grand Rapids Building Authority, Kent County, Michigan, Limited Tax        10/11 at 100.00          AAA     1,398,760
                General Obligation Bonds, Series 2001, 5.125%, 10/01/26 - MBIA Insured

          65  Michigan Municipal Bond Authority, Local Government Loan Program Revenue    5/06 at 100.00            A        65,170
                Sharing Bonds, Series 1992D, 6.650%, 5/01/12

       2,135  Michigan State Building Authority, Revenue Bonds, Facilities Program,      10/15 at 100.00          AAA     2,227,446
                Series 2005II, 5.000%, 10/15/33 - AMBAC Insured

              Michigan State Building Authority, Revenue Refunding Bonds, Facilities
              Program, Series 2003II:
       5,100    5.000%, 10/15/22 - MBIA Insured                                          10/13 at 100.00          AAA     5,379,327
       5,000    5.000%, 10/15/23 - MBIA Insured                                          10/13 at 100.00          AAA     5,271,800

       3,500  Michigan State Trunk Line, Fund Refunding Bonds, Series 2002,              10/12 at 100.00          AAA     3,771,635
                5.250%, 10/01/21 - FSA Insured

         915  Puerto Rico Public Finance Corporation, Commonwealth Appropriation            No Opt. Call         BBB-     1,087,249
                Bonds, Series 2002E, 6.000%, 8/01/26

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)   Ratings (3)        Value
-----------------------------------------------------------------------------------------------------------------------------------
              Tax Obligation/Limited (continued)

$      4,100  Puerto Rico, Highway Revenue Bonds, Highway and Transportation              7/16 at 100.00         BBB+  $  4,421,891
                Authority, Series 1996Y, 5.500%, 7/01/36

       1,800  Wayne County, Dearborn Heights, Michigan, Tax Increment Financing          10/10 at 100.00          AAA     1,874,052
                Authority, Limited Tax General Obligation Bonds, Police and Courthouse
                Facility, Series 2001A, 5.000%, 10/01/26 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
      24,960  Total Tax Obligation/Limited                                                                               26,586,950
-----------------------------------------------------------------------------------------------------------------------------------

              Transportation - 0.5% (0.4% of Total Investments)

       1,000  Capital Region Airport Authority, Michigan, Revenue Refunding Bonds,        7/12 at 100.00          AAA     1,045,610
                Series 2002, 5.250%, 7/01/21 - MBIA Insured (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------

              U.S. Guaranteed - 40.4% (26.9% of Total Investments) (4)

              Allegan County Public School District, Michigan, General Obligation
              Bonds, Series 2000:
       1,850    5.600%, 5/01/20 (Pre-refunded 5/01/10) - FSA Insured                      5/10 at 100.00          AAA     2,002,681
       1,435    5.750%, 5/01/30 (Pre-refunded 5/01/10) - FSA Insured                      5/10 at 100.00          AAA     1,561,868

       2,190  Anchor Bay School District, Macomb and St. Clair Counties, Michigan,        5/09 at 100.00          AAA     2,361,915
                General Obligation Bonds, Series 1999I, 6.000%, 5/01/29
                (Pre-refunded 5/01/09) - FGIC Insured

       1,000  Charlotte Public School District, Easton County, Michigan, General          5/09 at 100.00          AAA     1,055,630
                Obligation Bonds, Series 1999, 5.250%, 5/01/25
                (Pre-refunded 5/01/09) - FGIC Insured

       2,000  Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds,           1/10 at 101.00          AAA     2,181,920
                Series 1999A, 5.750%, 7/01/26 (Pre-refunded 1/01/10) - FGIC Insured

              Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds,
                Series 2001A:
       3,400    5.750%, 7/01/28 (Pre-refunded 7/01/11) - FGIC Insured                     7/11 at 101.00          AAA     3,789,198
         770    5.250%, 7/01/33 (Pre-refunded 7/01/11) - FGIC Insured                     7/11 at 100.00          AAA       832,978

              Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1997A:
         950    5.500%, 7/01/20 (Pre-refunded 7/01/07) - MBIA Insured                     7/07 at 101.00          AAA       988,076
       1,000    5.000%, 7/01/22 (Pre-refunded 7/01/07) - MBIA Insured                     7/07 at 101.00          AAA     1,033,210

       1,000  Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A,    1/10 at 101.00          AAA     1,095,500
                5.875%, 7/01/27 (Pre-refunded 1/01/10) - FGIC Insured

       1,000  East China School District, St. Clair County, Michigan, General            11/11 at 100.00       AA (4)     1,098,270
                Obligation Bonds, Series 2001, 5.500%, 5/01/20 (Pre-refunded 11/01/11)

       2,000  East Grand Rapids Public Schools, Kent County, Michigan, Unlimited Tax      5/09 at 100.00          AAA     2,157,000
                General Obligation School Building and Site Bonds, Series 2000,
                6.000%, 5/01/29 (Pre-refunded 5/01/09) - FSA Insured

       1,085  Freeland Community School District, Saginaw, Midland and Bay Counties,      5/10 at 100.00       AA (4)     1,159,670
                Michigan, General Obligation Bonds, Series 2000, 5.250%, 5/01/19
                (Pre-refunded 5/01/10)

       1,500  Huron Valley School District, Oakland and Livingston Counties, Michigan,   11/11 at 100.00       AA (4)     1,647,405
                General Obligation  Bonds, Series 2001, 5.500%, 5/01/17
                (Pre-refunded 11/01/11)

       3,500  Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum          7/11 at 101.00       AA (4)     3,803,800
                Health, Series 2001A, 5.250%, 1/15/21 (Pre-refunded 7/15/11)

         250  Michigan South Central Power Agency, Power Supply System Revenue Bonds,       No Opt. Call       A3 (4)       277,727
                Series 2000, 6.000%, 5/01/12 (ETM)

              Michigan State Hospital Finance Authority, Hospital Revenue Bonds,
              Ascension Health Credit Group, Series 1999A:
       1,000    6.125%, 11/15/23 (Pre-refunded 11/15/09) - MBIA Insured                  11/09 at 101.00          AAA     1,100,350
         500    6.125%, 11/15/26 (Pre-refunded 11/15/09)                                 11/09 at 101.00          AAA       550,175

       3,300  Michigan State Hospital Finance Authority, Hospital Revenue Bonds,          1/07 at 102.00      N/R (4)     3,450,975
                Presbyterian Villages of Michigan Obligated Group, Series 1997,
                6.375%, 1/01/25 (Pre-refunded 1/01/07)

       1,700  Michigan State Hospital Finance Authority, Hospital Revenue Refunding       8/09 at 101.00          AAA     1,840,692
                Bonds, Mercy Health Services Obligated Group, Series 1999X, 5.750%,
                8/15/19 (Pre-refunded 8/15/09) - MBIA Insured

       1,000  Michigan State Hospital Finance Authority, Hospital Revenue Refunding      11/09 at 101.00        A (4)     1,098,100
                Bonds, OSF Healthcare System, Series 1999, 6.125%, 11/15/19
                (Pre-refunded 11/15/09)

       3,460  Michigan State Hospital Finance Authority, Hospital Revenue                 5/08 at 101.00          AAA     3,573,280
                Refunding Bonds, St. John's Health System, Series 1998A, 5.000%,
                5/15/28 (ETM) - AMBAC Insured

      Portfolio of Investments January 31, 2006 (Unaudited)

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)   Ratings (3)        Value
-----------------------------------------------------------------------------------------------------------------------------------
              U.S. Guaranteed (continued)

$      1,000  Michigan State Trunk Line, Fund Bonds, Series 2001A, 5.000%, 11/01/25      11/11 at 100.00          AAA  $  1,072,510
                (Pre-refunded 11/01/11) - FSA Insured

       1,100  Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds,        7/08 at 101.00     BBB+ (4)     1,157,871
                Porter Hills Presbyterian Village, Series 1998, 5.375%, 7/01/28
                (Pre-refunded 7/01/08)

       1,000  Michigan, Certificates of Participation, New Center Development Inc.,       9/11 at 100.00          AAA     1,085,970
                Series 2001, 5.375%, 9/01/21 (Pre-refunded 9/01/11) - MBIA Insured

              Michigan, Certificates of Participation, Series 2000:
       2,000    5.500%, 6/01/19 (Pre-refunded 6/01/10) - AMBAC Insured                    6/10 at 100.00          AAA     2,154,600
       2,000    5.500%, 6/01/27 (Pre-refunded 6/01/10) - AMBAC Insured                    6/10 at 100.00          AAA     2,154,600

       2,875  Milan Area Schools, Washtenaw and Monroe Counties, Michigan, General        5/10 at 100.00          AAA     3,129,179
                Obligation Bonds, Series 2000A, 5.750%, 5/01/24
                (Pre-refunded 5/01/10) - FGIC Insured

       4,300  Montcalm County Building Authority, Michigan, Correctional Facility         5/10 at 100.00          AAA     4,595,926
                Improvement General Obligation Bonds, Series 2000, 5.250%, 5/01/25
                (Pre-refunded 5/01/10) - AMBAC Insured

       1,255  Morenci Area Schools, Lenawee County, Michigan, General Obligation          5/12 at 100.00          AAA     1,368,063
                Bonds, Series 2002, 5.250%, 5/01/19 (Pre-refunded 5/01/12)
                - MBIA Insured

              Muskegon Heights, Muskegon County, Michigan, Water Supply System
                Revenue Bonds, Series 2000A:
       1,040    5.625%, 11/01/25 (Pre-refunded 11/01/10) - MBIA Insured                  11/10 at 100.00          Aaa     1,133,746
       1,160    5.625%, 11/01/30 (Pre-refunded 11/01/10) - MBIA Insured                  11/10 at 100.00          Aaa     1,264,562

       1,625  Northville Public Schools, Wayne County, Michigan, General Obligation      11/11 at 100.00       AA (4)     1,774,224
                Bonds, Series 2001, 5.375%, 5/01/18 (Pre-refunded 11/01/11)

       1,125  Puerto Rico Highway and Transportation Authority, Highway Revenue           7/10 at 101.00     BBB+ (4)     1,246,106
                Bonds, Series 2000B, 6.000%, 7/01/39 (Pre-refunded 7/01/10)

          85  Puerto Rico Public Finance Corporation, Commonwealth Appropriation            No Opt. Call     BBB- (4)       105,154
                Bonds, Series 2002E, 6.000%, 8/01/26 (ETM)

         220  Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed     7/10 at 100.00          AAA       232,085
                Bonds, Series 2000, 5.750%, 7/01/20 (Pre-refunded 7/01/10)

       1,000  Rochester Community School District, Oakland and Macomb Counties,           5/10 at 100.00          AAA     1,088,410
                Michigan, General Obligation Bonds, Series 2000I, 5.750%, 5/01/19
                (Pre-refunded 5/01/10) - FGIC Insured

       2,100  Romulus Community Schools, Wayne County, Michigan, Unlimited Tax            5/09 at 100.00          AAA     2,248,848
                General Obligation School Building and Site Bonds, Series 1999,
                5.750%, 5/01/25 (Pre-refunded 5/01/09) - FGIC Insured

       2,500  Taylor Building Authority, Wayne, Michigan, Limited Tax General             3/10 at 100.00          AAA     2,654,725
                Obligation Bonds, Series 2000, 5.125%, 3/01/17 (Pre-refunded
                3/01/10) - AMBAC Insured

       1,980  Washtenaw County Building Authority, Michigan, Limited Tax General          9/07 at 100.00          AAA     2,044,132
                Obligation Bonds, Series 1999, 5.400%, 9/01/17
                (Pre-refunded 9/01/07) - FGIC Insured

       2,600  West Bloomfield School District, Oakland County, Michigan, Unlimited        5/10 at 100.00          AAA     2,845,128
                Tax General Obligation School Building and Site Bonds, Series 2000,
                5.900%, 5/01/18 (Pre-refunded 5/01/10) - FGIC  Insured

       1,125  Whitehall District Schools, Muskegon County, Michigan, General             11/11 at 100.00       AA (4)     1,235,554
                Obligation Bonds, Series 2001, 5.500%, 5/01/17 (Pre-refunded 11/01/11)
-----------------------------------------------------------------------------------------------------------------------------------
      67,980  Total U.S. Guaranteed                                                                                      73,251,813
-----------------------------------------------------------------------------------------------------------------------------------

              Utilities - 12.3% (8.2% of Total Investments)

       3,000  Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1           1/12 at 100.00          AAA     3,189,240
                Project, Series 2001A, 5.250%, 1/01/27 - AMBAC Insured

       3,225  Michigan South Central Power Agency, Power Supply System Revenue Bonds,       No Opt. Call           A3     3,488,483
                Series 2000, 6.000%, 5/01/12

       1,000  Michigan Strategic Fund, Collateralized Limited Obligation Pollution        9/09 at 102.00          AAA     1,049,980
                Control Revenue Refunding Bonds, Detroit Edison Company, Series
                1999A, 5.550%, 9/01/29 - MBIA Insured (Alternative Minimum Tax)

       4,000  Michigan Strategic Fund, Collateralized Limited Obligation Pollution        9/11 at 100.00           A3     4,123,680
                Control Revenue Refunding  Bonds, Detroit Edison Company, Series
                2001C, 5.450%, 9/01/29

       2,000  Michigan Strategic Fund, Limited Obligation Pollution Control               9/30 at 100.00          Aaa     2,083,440
                Revenue Refunding Bonds, Detroit Edison Company, Series 1995CC,
                4.850%, 9/01/30 (Mandatory put 9/01/11) - AMBAC Insured

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)   Ratings (3)        Value
-----------------------------------------------------------------------------------------------------------------------------------
              Utilities (continued)

$      3,630  Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds,          No Opt. Call          AAA  $  4,729,600
                Detroit Edison Company, Series 1991BB, 7.000%, 5/01/21 - AMBAC Insured

       3,000  Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds,       12/12 at 100.00          AAA     3,146,100
                Detroit Edison Company,  Series 2002C, 5.450%, 12/15/32 - XLCA
                Insured (Alternative Minimum Tax)

         400  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series           7/10 at 101.00          AAA       426,668
                2000HH, 5.250%, 7/01/29 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------------
      20,255  Total Utilities                                                                                            22,237,191
-----------------------------------------------------------------------------------------------------------------------------------

              Water and Sewer - 14.8% (9.8% of Total Investments)

       1,500  Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds,        No Opt. Call          AAA     1,745,655
                Series 2001B, 5.500%, 7/01/29 - FGIC Insured

       2,000  Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds,      7/13 at 100.00          AAA     2,135,000
                Series 2003A, 5.000%, 7/01/17 - FSA Insured

         730  Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds,           7/11 at 100.00          AAA       771,289
                Series 2001A, 5.250%, 7/01/33 - FGIC Insured

              Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds,
              Series 2003A:
       4,025  5.000%, 7/01/24 - MBIA Insured                                              7/13 at 100.00          AAA     4,239,009
       3,000  5.000%, 7/01/25 - MBIA Insured                                              7/13 at 100.00          AAA     3,164,790

       5,330  Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series         7/15 at 100.00          AAA     5,580,457
                2005, 5.000%, 1/01/30 - MBIA Insured

       4,210  Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue      10/14 at 100.00          AAA     4,510,762
                Bonds, Series 2004, 5.000%, 10/01/19

       2,100  Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue      10/15 at 100.00          AAA     2,245,152
                Bonds, Series 2005, 5.000%, 10/01/22

       1,100  Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue      10/12 at 100.00          AAA     1,189,397
                Refunding Bonds, Series 2002, 5.250%, 10/01/18

       1,150  Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue   10/14 at 100.00          AAA     1,220,058
                Bonds, Series 2004, 5.000%, 10/01/23
-----------------------------------------------------------------------------------------------------------------------------------
      25,145  Total Water and Sewer                                                                                      26,801,569
-----------------------------------------------------------------------------------------------------------------------------------
$    262,789  Total Investments (cost $256,014,375) - 150.3%                                                            272,405,027
============-----------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.6%                                                                        2,880,402
              ---------------------------------------------------------------------------------------------------------------------
              Preferred Shares, at Liquidation Value - (51.9)%                                                          (94,000,000)
              ---------------------------------------------------------------------------------------------------------------------
              Net Assets Applicable to Common Shares - 100%                                                            $181,285,429
              =====================================================================================================================

                (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

                (4) Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                N/R  Investment is not rated.

              (ETM)  Security is escrowed to maturity.

                                  See accompanying notes to financial statements

Nuveen Michigan Premium Income Municipal Fund, Inc. (NMP)

Portfolio of
      Investments January 31, 2006 (Unaudited)

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)   Ratings (3)        Value
-----------------------------------------------------------------------------------------------------------------------------------
              Education and Civic Organizations - 7.4% (5.1% of Total Investments)

$        440  Chandler Park Academy, Michigan, Public School Academy Charter School      11/15 at 100.00         BBB-  $    436,643
                Revenue Bonds, Series 2005, 5.125%, 11/01/35

              Eastern Michigan University, General Revenue Bonds, Series 2003:
       1,000  5.000%, 6/01/28 - FGIC Insured                                              6/13 at 100.00          AAA     1,039,420
       1,450  5.000%, 6/01/33 - FGIC Insured                                              6/13 at 100.00          AAA     1,499,808

       2,000  Michigan Higher Education Student Loan Authority, Revenue Bonds, Series     9/12 at 100.00          AAA     2,085,180
                2002 XVII-G, 5.200%, 9/01/20 - AMBAC Insured (Alternative Minimum Tax)

       3,500  Wayne State University, Michigan, General Revenue Bonds, Series 1999,      11/09 at 101.00          AAA     3,677,660
                5.125%, 11/15/29 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
       8,390  Total Education and Civic Organizations                                                                     8,738,711
-----------------------------------------------------------------------------------------------------------------------------------

              Health Care - 15.9% (10.8% of Total Investments)

       2,050  Dearborn Hospital Finance Authority, Michigan, Hospital Revenue Bonds,      5/06 at 102.00          AAA     2,094,854
                Oakwood Obligated Group, Series 1995A, 5.875%, 11/15/25 - FGIC Insured

       2,200  Hancock Hospital Finance Authority, Michigan, FHA-Insured Mortgage          8/08 at 100.00          AAA     2,284,194
                Hospital Revenue Bonds, Portage Health System Inc., Series 1998, 5.450%,
                8/01/47 - MBIA Insured

       4,300  Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry   11/09 at 101.00           A1     4,576,146
                Ford Health System, Series 1999A, 6.000%, 11/15/24

       1,500  Michigan State Hospital Finance Authority, Hospital Revenue Refunding       3/13 at 100.00           A1     1,622,580
                Bonds, Henry Ford Health System, Series 2003A, 5.625%, 3/01/17

       4,000  Michigan State Hospital Finance Authority, Hospital Revenue Refunding       5/09 at 101.00          AAA     4,261,960
                Bonds, Mercy Mt. Clemens Corporation Obligated Group, Series 1999A,
                5.750%, 5/15/29 - MBIA Insured

         500  Michigan State Hospital Finance Authority, Hospital Revenue Refunding      11/11 at 101.00           A+       524,060
                Bonds, Sparrow Obligated Group, Series 2001, 5.625%, 11/15/31

         425  Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea           5/15 at 100.00          BBB       424,184
                Community Hospital, Series 2005, 5.000%, 5/15/25

         325  Michigan State Hospital Finance Authority, Revenue Bonds, Marquette         5/15 at 100.00         Baa1       326,293
                General Hospital, Series 2005A, 5.000%, 5/15/26

              Michigan State Hospital Finance Authority, Revenue Refunding Bonds,
              Detroit Medical Center Obligated Group, Series 1993A:
       2,000    6.250%, 8/15/13                                                           2/06 at 100.00          BB-     2,000,800
         500    6.500%, 8/15/18                                                           2/06 at 100.00          BB-       500,260
-----------------------------------------------------------------------------------------------------------------------------------
      17,800  Total Health Care                                                                                          18,615,331
-----------------------------------------------------------------------------------------------------------------------------------

              Housing/Multifamily - 6.2% (4.2% of Total Investments)

         945  Michigan Housing Development Authority, GNMA Collateralized Limited         4/12 at 102.00          Aaa       975,864
                Obligation Multifamily Housing Revenue Bonds, Burkshire Pointe
                Apartments, Series 2002A, 5.400%, 10/20/32 (Alternative Minimum Tax)

       1,500  Michigan Housing Development Authority, Limited Obligation Revenue Bonds,   4/06 at 101.00          AAA     1,511,460
                Breton Village Green Project, Series 1993, 5.625%, 10/15/18 - FSA
                Insured

       2,400  Michigan Housing Development Authority, Limited Obligation Revenue Bonds,   4/06 at 101.00          AAA     2,438,040
                Walled Lake Villa Project, Series 1993, 6.000%, 4/15/18 - FSA Insured

              Mt. Clemens Housing Corporation, Michigan, FHA-Insured
              Section 8 Assisted Multifamily Housing Revenue
              Refunding Bonds, Clinton Place Project, Series 1992A:
         805    6.600%, 6/01/13                                                           6/06 at 100.00          AAA       806,143
       1,500    6.600%, 6/01/22                                                           6/06 at 100.00          AAA     1,513,080
-----------------------------------------------------------------------------------------------------------------------------------
       7,150  Total Housing/Multifamily                                                                                   7,244,587
-----------------------------------------------------------------------------------------------------------------------------------

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)   Ratings (3)        Value
-----------------------------------------------------------------------------------------------------------------------------------
              Long Term Care - 0.5% (0.4% of Total Investments)

$        665  Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian      5/15 at 100.00          N/R  $    650,137
                Villages of Michigan Obligated Group, Series 2005, 5.250%, 11/15/25
-----------------------------------------------------------------------------------------------------------------------------------

              Materials - 0.9% (0.6% of Total Investments)

       1,050  Dickinson County Economic Development Corporation, Michigan, Pollution     11/14 at 100.00          BBB     1,035,258
                Control Revenue Bonds, International Paper Company, Series 2004A,
                4.800%, 11/01/18
-----------------------------------------------------------------------------------------------------------------------------------

              Tax Obligation/General - 48.2% (32.9% of Total Investments)

       1,475  Anchor Bay School District, Macomb and St. Clair Counties, Michigan,       11/13 at 100.00           AA     1,557,674
                General Obligation Bonds, Series 2003, 5.000%, 5/01/21

       2,500  Anchor Bay School District, Macomb and St. Clair Counties, Michigan,        5/11 at 100.00           AA     2,636,200
                Unlimited Tax General Obligation Refunding Bonds, Series 2001, 5.000%,
                5/01/21

       2,250  Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan,    5/15 at 100.00          AAA     2,362,883
                General Obligation Bonds, Series 2005, 5.000%, 5/01/26 - MBIA Insured

       1,375  Chippewa Valley Schools, Macomb County, Michigan, General Obligation        5/11 at 100.00           AA     1,417,433
                Bonds, Series 2001, 5.000%, 5/01/26

              Detroit City School District, Wayne County, Michigan, General Obligation
                Bonds, Series 2002A:
       1,815    6.000%, 5/01/20 - FGIC Insured                                              No Opt. Call          AAA     2,176,621
         750    6.000%, 5/01/21 - FGIC Insured                                              No Opt. Call          AAA       904,148

       2,500  Detroit City School District, Wayne County, Michigan, General Obligation    5/13 at 100.00          AAA     2,633,475
                Bonds, Series 2003B, 5.000%, 5/01/23 - FGIC Insured

       2,665  Detroit, Michigan, General Obligation Bonds, Series 2004A-1, 5.250%,        4/14 at 100.00          AAA     2,842,382
                4/01/24 - AMBAC Insured

       7,000  Detroit-Wayne County Stadium Authority, Michigan, Limited Tax General       2/07 at 102.00          AAA     7,242,408
                Obligation Building Authority Stadium Bonds, Series 1997, 5.250%,
                2/01/27 - FGIC Insured

       1,350  Gull Lake Community Schools, Barry and Calhoun Counties, Kalamazoo,         5/14 at 100.00          AAA     1,420,227
                Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/23 - FSA
                Insured

       2,000  Howell Public Schools, Livingston County, Michigan, General Obligation     11/13 at 100.00           AA     2,107,480
                Bonds, Series 2003, 5.000%, 5/01/22

       1,000  Lansing School District, Ingham County, Michigan, General Obligation        5/14 at 100.00           AA     1,054,160
                Bonds, Series 2004, 5.000%, 5/01/22

       1,000  Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds,   5/14 at 100.00          AAA     1,057,730
                Series 2004A, 5.000%, 5/01/21 - MBIA Insured

              Michigan, General Obligation Bonds, Environmental Protection Program,
              Series 2003A:
       1,000    5.250%, 5/01/20                                                           5/13 at 100.00           AA     1,084,810
       2,000    5.250%, 5/01/21                                                           5/13 at 100.00           AA     2,155,480

       1,000  Otsego Public Schools District, Allegan and Kalamazoo Counties, Michigan,   5/14 at 100.00          AAA     1,048,480
                 General Obligation Bonds, Series 2004, 5.000%, 5/01/25 - FSA Insured

       1,100  Oxford Area Community Schools, Oakland and Lapeer Counties, Michigan,       5/14 at 100.00          AAA     1,153,328
                General Obligation Bonds, Series 2004, 5.000%, 5/01/25 - FSA Insured

       2,515  Plainwell Community Schools, Allegan County, Michigan, General Obligation  11/12 at 100.00           AA     2,607,326
                Bonds, Series 2002, 5.000%, 5/01/28

       1,000  Rockford Public Schools, Kent County, Michigan, General Obligation Bonds,   5/15 at 100.00          AAA     1,047,840
                Series 2005, 5.000%, 5/01/27 - FSA Insured

              South Lyon Community Schools, Oakland, Washtenaw and Livingston Counties,
              Michigan, General Obligation Bonds, Series 2003:
       2,350    5.250%, 5/01/19 - FGIC Insured                                           11/12 at 100.00          AAA     2,543,053
       1,575    5.250%, 5/01/22 - FGIC Insured                                           11/12 at 100.00          AAA     1,698,370

       1,425  Walled Lake Consolidated School District, Oakland County, Michigan,         5/14 at 100.00          AAA     1,556,043
                General Obligation Bonds, Series 2004, 5.250%, 5/01/20 - MBIA Insured

       2,830  Warren Consolidated School District, Macomb and Oakland Counties,           5/13 at 100.00           AA     3,066,305
                Michigan, General Obligation Refunding Bonds, Series 2003, 5.250%,
                5/01/20

      Portfolio of Investments January 31, 2006 (Unaudited)

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)   Ratings (3)        Value
-----------------------------------------------------------------------------------------------------------------------------------
              Tax Obligation/General (continued)

              Wayne County, Michigan, Limited Tax General Obligation Airport Hotel
              Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2001A:
$      1,500    5.500%, 12/01/18 - MBIA Insured                                          12/11 at 101.00          AAA  $  1,640,955
       4,270    5.000%, 12/01/30 - MBIA Insured                                          12/11 at 101.00          AAA     4,423,378

       2,950  West Bloomfield School District, Oakland County, Michigan, General          5/14 at 100.00          AAA     3,109,772
                Obligation Bonds, Series 2004, 5.000%, 5/01/22 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------------
      53,195  Total Tax Obligation/General                                                                               56,547,961
-----------------------------------------------------------------------------------------------------------------------------------

              Tax Obligation/Limited - 17.7% (12.1% of Total Investments)

              Michigan State Building Authority, Revenue Bonds, Facilities Program,
              Series 2001I:
       2,570    5.500%, 10/15/19                                                         10/11 at 100.00          AA-     2,799,630
       6,500    5.000%, 10/15/24                                                         10/11 at 100.00          AA-     6,813,430

       1,600  Michigan State Building Authority, Revenue Bonds, Facilities Program,      10/15 at 100.00          AAA     1,676,992
                Series 2005II, 5.000%, 10/15/30 - AMBAC Insured

              Michigan State Building Authority, Revenue Refunding Bonds, Facilities
              Program, Series 2003II:
       5,000    5.000%, 10/15/22 - MBIA Insured                                          10/13 at 100.00          AAA     5,273,850
       2,480    5.000%, 10/15/23 - MBIA Insured                                          10/13 at 100.00          AAA     2,614,813

       1,500  Michigan, Comprehensive Transportation Revenue Refunding Bonds, Series     11/11 at 100.00          AAA     1,594,890
                2001A, 5.000%, 11/01/19 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------------
      19,650  Total Tax Obligation/Limited                                                                               20,773,605
-----------------------------------------------------------------------------------------------------------------------------------

              Transportation - 0.7% (0.5% of Total Investments)

       1,000  Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American     6/06 at 100.00          CCC       802,330
                Airlines Inc., Series 1993A, 6.300%, 6/01/23 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------

              U.S. Guaranteed - 22.7% (15.5% of Total Investments) (4)

       1,000  Central Montcalm Public Schools, Montcalm and Ionia Counties, Michigan,     5/09 at 100.00          AAA     1,070,880
                General Obligation Unlimited Tax School Building and Site Bonds, Series
                1999, 5.750%, 5/01/24 (Pre-refunded 5/01/09) - MBIA Insured

         500  Detroit City School District, Wayne County, Michigan, Unlimited Tax         5/12 at 100.00          AAA       551,980
                School Building and Site Improvement Bonds, Series 2001A, 5.500%,
                5/01/21 (Pre-refunded 5/01/12) - FSA Insured

       4,000  Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series    1/10 at 101.00          AAA     4,363,840
                1999A, 5.750%, 7/01/26 (Pre-refunded 1/01/10) - FGIC Insured

       1,385  Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series    7/11 at 100.00          AAA     1,498,279
                2001A, 5.250%, 7/01/33 (Pre-refunded 7/01/11) - FGIC Insured

       2,000  Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A,    1/10 at 101.00          AAA     2,191,000
                5.875%, 7/01/27 (Pre-refunded 1/01/10) - FGIC Insured

       3,815  East Lansing Building Authority, Ingham and Clinton Counties, Michigan,     4/11 at 100.00       AA (4)     4,138,016
                Unlimited Tax General Obligation Building Authority Bonds, Series 2000,
                5.375%, 4/01/25 (Pre-refunded 4/01/11)

       1,185  Linden Community School District, Genesse County, Michigan, General        11/13 at 100.00       AA (4)     1,283,592
                Obligation Bonds, Series 2003, 5.000%, 5/01/21 (Pre-refunded 11/01/13)

          75  Michigan South Central Power Agency, Power Supply System Revenue Bonds,       No Opt. Call       A3 (4)        83,318
                Series 2000, 6.000%, 5/01/12 (ETM)

       1,500  Michigan State Building Authority, Revenue Bonds, Facilities Program,      10/10 at 100.00      AA- (4)     1,617,930
                Series 2000I, 5.375%, 10/15/20 (Pre-refunded 10/15/10)

       2,500  Michigan State Hospital Finance Authority, Hospital Revenue Bonds,         11/09 at 101.00          AAA     2,750,875
                Ascension Health Credit Group, Series 1999A, 6.125%, 11/15/26
                (Pre-refunded 11/15/09)

       3,000  Michigan State Hospital Finance Authority, Hospital Revenue Refunding       5/06 at 100.00          AAA     3,191,850
                Bonds, St. John's Hospital, Series 1993A, 6.000%, 5/15/13 (ETM) - AMBAC
                Insured

       1,000  Michigan, Certificates of Participation, New Center Development Inc.,       9/11 at 100.00          AAA     1,085,970
                Series 2001, 5.375%, 9/01/21 (Pre-refunded 9/01/11) - MBIA Insured

       1,240  Milan Area Schools, Washtenaw and Monroe Counties, Michigan, General        5/10 at 100.00          AAA     1,343,552
                Obligation Bonds, Series 2000A, 5.625%, 5/01/16 (Pre-refunded 5/01/10)
                - FGIC Insured

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)   Ratings (3)        Value
-----------------------------------------------------------------------------------------------------------------------------------
              U.S. Guaranteed (continued)

$        310  Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed     7/10 at 100.00          AAA  $    327,028
                Bonds, Series 2000, 5.750%, 7/01/20 (Pre-refunded 7/01/10)

       1,000  Rochester Community School District, Oakland and Macomb Counties,           5/10 at 100.00          AAA     1,088,410
                Michigan, General Obligation Bonds, Series 2000I, 5.750%, 5/01/19
                (Pre-refunded 5/01/10) - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
      24,510  Total U.S. Guaranteed                                                                                      26,586,520
-----------------------------------------------------------------------------------------------------------------------------------

              Utilities - 13.7% (9.4% of Total Investments)

       1,000  Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1           1/12 at 100.00          AAA     1,063,080
                Project, Series 2001A, 5.250%, 1/01/27 - AMBAC Insured

         925  Michigan South Central Power Agency, Power Supply System Revenue Bonds,       No Opt. Call           A3     1,000,573
                Series 2000, 6.000%, 5/01/12

       1,000  Michigan Strategic Fund, Collateralized Limited Obligation Pollution        9/09 at 102.00          AAA     1,049,980
                Control Revenue Refunding Bonds, Detroit Edison Company, Series 1999A,
                5.550%, 9/01/29 - MBIA Insured (Alternative Minimum Tax)

       5,000  Michigan Strategic Fund, Collateralized Limited Obligation Pollution        9/11 at 100.00           A3     5,154,600
                Control Revenue Refunding Bonds, Detroit Edison Company, Series 2001C,
                5.450%, 9/01/29

       3,000  Michigan Strategic Fund, Limited Obligation Pollution Control Revenue       9/30 at 100.00          Aaa     3,125,160
                Refunding Bonds, Detroit Edison Company, Series 1995CC, 4.850%, 9/01/30
                (Mandatory put 9/01/11) - AMBAC Insured

       3,000  Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds,       12/12 at 100.00          AAA     3,146,100
                Detroit Edison Company, Series 2002C, 5.450%, 12/15/32 - XLCA Insured
                (Alternative Minimum Tax)

       1,500  Wyandotte, Michigan, Electric Revenue Refunding Bonds, Series 2002,        10/08 at 101.00          AAA     1,582,455
                5.375%, 10/01/17 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
      15,425  Total Utilities                                                                                            16,121,948
-----------------------------------------------------------------------------------------------------------------------------------

              Water and Sewer - 12.4% (8.5% of Total Investments)

       2,000  Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds,      7/15 at 100.00          AAA     2,083,020
                Series 2005A, 5.000%, 7/01/30 - MBIA Insured

       1,500  Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds,        No Opt. Call          AAA     1,745,655
                Series 2001B, 5.500%, 7/01/29 - FGIC Insured

       4,960  Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds,      7/13 at 100.00          AAA     5,294,800
                Series 2003A, 5.000%, 7/01/17 - FSA Insured

       1,315  Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds,           7/11 at 100.00          AAA     1,389,376
                Series 2001A, 5.250%, 7/01/33 - FGIC Insured

       1,000  Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue      10/15 at 100.00          AAA     1,069,120
                Bonds, Series 2005, 5.000%, 10/01/22

       2,800  Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue   10/14 at 100.00          AAA     2,970,576
                Bonds, Series 2004, 5.000%, 10/01/23
-----------------------------------------------------------------------------------------------------------------------------------
      13,575  Total Water and Sewer                                                                                      14,552,547
-----------------------------------------------------------------------------------------------------------------------------------
$    162,410  Total Investments (cost $163,304,801) - 146.3%                                                            171,668,935
============-----------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.4%                                                                        1,653,660
              ---------------------------------------------------------------------------------------------------------------------
              Preferred Shares, at Liquidation Value - (47.7)%                                                          (56,000,000)
              ---------------------------------------------------------------------------------------------------------------------
              Net Assets Applicable to Common Shares - 100%                                                            $117,322,595
              =====================================================================================================================

                (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

                (4) Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                N/R  Investment is not rated.


              (ETM)  Security is escrowed to maturity.

                                 See accompanying notes to financial statements.

Nuveen Michigan Dividend Advantage Municipal Fund (NZW)

Portfolio of
      Investments January 31, 2006 (Unaudited)

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)   Ratings (3)        Value
-----------------------------------------------------------------------------------------------------------------------------------
              Education and Civic Organizations - 7.9% (5.4% of Total Investments)

$        230  Chandler Park Academy, Michigan, Public School Academy Charter School      11/15 at 100.00         BBB-  $    228,245
                Revenue Bonds, Series 2005, 5.125%, 11/01/35

       1,150  Michigan Higher Education Facilities Authority, Limited Obligation          9/11 at 100.00          Aaa     1,187,525
                Revenue Refunding Bonds, Kettering University, Series 2001, 5.000%,
                9/01/26 - AMBAC Insured

       1,010  Michigan Technological University, General Revenue Bonds, Series 2004A,    10/13 at 100.00          AAA     1,072,166
                5.000%, 10/01/20 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
       2,390  Total Education and Civic Organizations                                                                     2,487,936
-----------------------------------------------------------------------------------------------------------------------------------

              Health Care - 16.0% (10.8% of Total Investments)

         500  Allegan Hospital Finance Authority, Michigan, Revenue Bonds, Allegan       11/09 at 101.00          N/R       530,740
                General Hospital, Series 1999, 7.000%, 11/15/21

         500  Michigan State Hospital Finance Authority, Hospital Revenue Refunding       5/06 at 102.00           A1       510,050
                Bonds, Henry Ford Health System, Series 1995A, 5.250%, 11/15/20

         700  Michigan State Hospital Finance Authority, Hospital Revenue Refunding       7/06 at 102.00          Ba3       705,880
                Bonds, Sinai Hospital, Series 1995, 6.625%, 1/01/16

         750  Michigan State Hospital Finance Authority, Hospital Revenue Refunding      11/11 at 101.00           A+       786,090
                Bonds, Sparrow Obligated Group, Series 2001, 5.625%, 11/15/31

         425  Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea           5/15 at 100.00          BBB       415,323
                Community Hospital, Series 2005, 5.000%, 5/15/30

         200  Michigan State Hospital Finance Authority, Revenue Bonds, Marquette         5/15 at 100.00         Baa1       200,796
                General Hospital, Series 2005A, 5.000%, 5/15/26

       1,800  Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds,    11/11 at 100.00          AAA     1,868,940
                William Beaumont Hospital, Series 2001M, 5.250%, 11/15/31 - MBIA
                Insured
-----------------------------------------------------------------------------------------------------------------------------------
       4,875  Total Health Care                                                                                           5,017,819
-----------------------------------------------------------------------------------------------------------------------------------

              Housing/Multifamily - 5.6% (3.8% of Total Investments)

       1,700  Michigan Housing Development Authority, GNMA Collateralized Limited         8/12 at 102.00          Aaa     1,764,651
                Obligation Multifamily Housing Revenue Bonds, Cranbrook Apartments,
                Series 2001A, 5.400%, 2/20/31 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------

              Housing/Single Family - 4.1% (2.8% of Total Investments)

       1,250  Michigan Housing Development Authority, Single Family Mortgage Revenue      1/11 at 100.00          AAA     1,292,000
                Bonds, Series 2001, 5.300%, 12/01/16 - MBIA Insured (Alternative
                Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------

              Industrials - 1.6% (1.1% of Total Investments)

         500  Michigan Strategic Fund, Limited Obligation Revenue Bonds, Republic         8/31 at 100.00         BBB+       487,340
                Services Inc., Series 2001, 4.250%, 8/01/31 (Mandatory put 4/01/14)
                (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------

              Long-Term Care - 1.0% (0.6% of Total Investments)

         335  Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian      5/15 at 100.00          N/R       327,513
                Villages of Michigan Obligated Group, Series 2005, 5.250%, 11/15/25
-----------------------------------------------------------------------------------------------------------------------------------

              Materials - 1.6% (1.0% of Total Investments)

         500  Dickinson County Economic Development Corporation, Michigan, Pollution     11/14 at 100.00          BBB       492,980
                Control Revenue Bonds, International Paper Company, Series 2004A,
                4.800%, 11/01/18
-----------------------------------------------------------------------------------------------------------------------------------

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)   Ratings (3)        Value
-----------------------------------------------------------------------------------------------------------------------------------
              Tax Obligation/General - 29.6% (20.0% of Total Investments)

$        500  Fitzgerald Public School District, Macomb County, Michigan, General        11/14 at 100.00          AAA  $    538,685
                Obligation Bonds, Series 2004B, 5.000%, 5/01/16 - AMBAC Insured

       1,000  Garden City School District, Wayne County, Michigan, General Obligation     5/11 at 100.00           AA     1,030,860
                Refunding Bonds, Series 2001, 5.000%, 5/01/26

       1,500  Huron Valley School District, Oakland and Livingston Counties, Michigan,   11/11 at 100.00           AA     1,549,410
                General Obligation Bonds, Series 2001, 5.000%, 5/01/27

         500  Jackson Public Schools, Jackson County, Michigan, General Obligation        5/14 at 100.00          AAA       527,080
                School Building and Site Bonds, Series 2004, 5.000%, 5/01/22 - FSA
                Insured

       1,150  Muskegon County, Michigan, Limited Tax General Obligation Wastewater        7/11 at 100.00          AAA     1,186,524
                Management System 2 Revenue Bonds, Series 2002, 5.000%, 7/01/26 - FGIC
                Insured

              Washtenaw County, Michigan, Limited Tax General Obligation Bonds, Sylvan
              Township Water and Wastewater System, Series 2001:
         500    5.000%, 5/01/19 - MBIA Insured                                            5/09 at 100.50          AAA       522,315
         800    5.000%, 5/01/20 - MBIA Insured                                            5/09 at 100.50          AAA       835,704

       1,650  Wayne County, Michigan, Limited Tax General Obligation Airport Hotel       12/11 at 101.00          AAA     1,709,268
                Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2001A,
                5.000%, 12/01/30 - MBIA Insured

       1,300  Willow Run Community Schools, Washtenaw County, Michigan, General           5/11 at 100.00           AA     1,370,824
                Obligation Bonds, Series 2001, 5.000%, 5/01/21
-----------------------------------------------------------------------------------------------------------------------------------
       8,900  Total Tax Obligation/General                                                                                9,270,670
-----------------------------------------------------------------------------------------------------------------------------------

              Tax Obligation/Limited - 10.0% (6.8% of Total Investments)

       1,100  Grand Rapids Building Authority, Kent County, Michigan, Limited Tax        10/11 at 100.00          AAA     1,143,967
                General Obligation Bonds, Series 2001, 5.125%, 10/01/26 - MBIA Insured

       1,205  Michigan State Building Authority, Revenue Bonds, Facilities Program,      10/11 at 100.00          AA-     1,263,105
                Series 2001I, 5.000%, 10/15/24

         615  Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds,     No Opt. Call         BBB-       730,774
                Series 2002E, 6.000%, 8/01/26
-----------------------------------------------------------------------------------------------------------------------------------
       2,920  Total Tax Obligation/Limited                                                                                3,137,846
-----------------------------------------------------------------------------------------------------------------------------------

              U.S. Guaranteed - 41.8% (28.3% of Total Investments) (4)

       1,000  Detroit City School District, Wayne County, Michigan, General Obligation    5/13 at 100.00          AAA     1,102,790
                Bonds, Series 2002A, 5.375%, 5/01/24 (Pre-refunded 5/01/13) - FGIC
                Insured

       1,000  Detroit City School District, Wayne County, Michigan, Unlimited Tax         5/12 at 100.00          AAA     1,103,960
                School Building and Site Improvement Bonds, Series 2001A, 5.500%,
                5/01/21 (Pre-refunded 5/01/12) - FSA Insured

         515  Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series    7/11 at 100.00          AAA       557,122
                2001A, 5.250%, 7/01/33 (Pre-refunded 7/01/11) - FGIC Insured

       2,200  Huron School District, Wayne and Monroe Counties, Michigan, General         5/11 at 100.00          AAA     2,388,671
                Obligation Bonds, Series 2001, 5.375%, 5/01/26 (Pre-refunded 5/01/11) -
                FSA Insured

       1,000  Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum          7/11 at 101.00       AA (4)     1,086,800
                Health, Series 2001A, 5.250%, 1/15/21 (Pre-refunded 7/15/11)

       1,000  Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue   10/10 at 101.00          AAA     1,105,110
                Bonds, Series 2000, 5.875%, 10/01/17 (Pre-refunded 10/01/10)

       2,000  Michigan State Trunk Line, Fund Bonds, Series 2001A, 5.000%, 11/01/25      11/11 at 100.00          AAA     2,145,020
                (Pre-refunded 11/01/11) - FSA Insured

       1,000  Oxford Area Community Schools, Oakland and Lapeer Counties, Michigan,      11/11 at 100.00       AA (4)     1,098,270
                General Obligation Bonds, Series 2001, 5.500%, 5/01/17 (Pre-refunded
                11/01/11)

         500  Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds,  10/10 at 101.00          AAA       539,870
                Series 2000A, 5.500%, 10/01/40 (ETM)

          85  Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds,     No Opt. Call     BBB- (4)       105,154
                Series 2002E, 6.000%, 8/01/26 (ETM)

         235  Puerto Rico, General Obligation and Public Improvement Bonds, Series        7/11 at 100.00          Aaa       253,748
                2001A, 5.125%, 7/01/31 (Pre-refunded 7/01/11)

      Portfolio of Investments January 31, 2006 (Unaudited)

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)   Ratings (3)        Value
-----------------------------------------------------------------------------------------------------------------------------------
              U.S. Guaranteed (continued)

$      1,000  Rochester Community School District, Oakland and Macomb Counties,          11/11 at 100.00       AA (4)  $  1,098,270
                Michigan, General Obligation Bonds, Series 2001II, 5.500%, 5/01/22
                (Pre-refunded 11/01/11)

         500  Warren Building Authority, Michigan, Limited Tax General Obligation        11/10 at 100.00          AAA       534,770
                Bonds, Series 2001, 5.150%, 11/01/22 (Pre-refunded 11/01/10) - FGIC
                Insured
-----------------------------------------------------------------------------------------------------------------------------------
      12,035  Total U.S. Guaranteed                                                                                      13,119,555
-----------------------------------------------------------------------------------------------------------------------------------

              Utilities - 15.3% (10.4% of Total Investments)

       1,115  Lansing Board of Water and Light, Michigan, Steam and Electric Utility      7/13 at 100.00          AAA     1,177,919
                System Revenue Bonds, Series 2003A, 5.000%, 7/01/21 - FSA Insured

       1,235  Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1           1/12 at 100.00          AAA     1,322,290
                Project, Series 2001A, 5.250%, 1/01/24 - AMBAC Insured

       2,215  Michigan Strategic Fund, Collateralized Limited Obligation Pollution        9/11 at 100.00           A3     2,308,251
                Control Revenue Refunding Bonds, Fixed Rate Conversion, Detroit Edison
                Company, Series 1999C, 5.650%, 9/01/29 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
       4,565  Total Utilities                                                                                             4,808,460
-----------------------------------------------------------------------------------------------------------------------------------

              Water and Sewer - 13.4% (9.0% of Total Investments)

       1,000  Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds,        No Opt. Call          AAA     1,163,770
                Series 2001B, 5.500%, 7/01/29 - FGIC Insured

       1,000  Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds,      7/13 at 100.00          AAA     1,067,500
                Series 2003A, 5.000%, 7/01/17 - FSA Insured

              Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series
              2001A:
       1,000    5.000%, 7/01/30 - FGIC Insured                                            7/11 at 100.00          AAA     1,025,940
         485    5.250%, 7/01/33 - FGIC Insured                                            7/11 at 100.00          AAA       512,432

         400  Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue      10/15 at 100.00          AAA       427,648
                Bonds, Series 2005, 5.000%, 10/01/22
-----------------------------------------------------------------------------------------------------------------------------------
       3,885  Total Water and Sewer                                                                                       4,197,290
-----------------------------------------------------------------------------------------------------------------------------------
$     43,855  Total Investments (cost $44,070,284) - 147.9%                                                              46,404,060
============-----------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 3.1%                                                                          962,848
              ---------------------------------------------------------------------------------------------------------------------
              Preferred Shares, at Liquidation Value - (51.0)%                                                          (16,000,000)
              ---------------------------------------------------------------------------------------------------------------------
              Net Assets Applicable to Common Shares - 100%                                                            $ 31,366,908
              =====================================================================================================================

Forward Swaps outstanding at January 31, 2006:

                              Fixed Rate                      Floating Rate
                                    Paid      Fixed Rate           Received  Floating Rate                               Unrealized
                  Notional   by the Fund         Payment        by the Fund        Payment  Effective   Termination    Appreciation
Counterparty        Amount  (annualized)       Frequency           Based On      Frequency   Date (5)          Date   (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan        $1,100,000         5.075%  Semi-Annually  3 Month USD-LIBOR      Quarterly    2/22/06       2/22/26         $ 9,432
JPMorgan           700,000         4.833   Semi-Annually  3 Month USD-LIBOR      Quarterly    2/09/06       2/09/36          33,991
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $43,423
===================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates)

                (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

                (4) Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                (5) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                N/R  Investment is not rated.

              (ETM)  Security is escrowed to maturity.

                                 See accompanying notes to financial statements.

Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO)

Portfolio of
      Investments January 31, 2006 (Unaudited)

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)   Ratings (3)        Value
-----------------------------------------------------------------------------------------------------------------------------------
              Consumer Staples - 1.7% (1.2% of Total Investments)

$      2,710  Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed     5/12 at 100.00          BBB  $  2,760,379
                Refunding Bonds, Series 2002, 5.375%, 5/15/33
-----------------------------------------------------------------------------------------------------------------------------------

              Education and Civic Organizations - 10.3% (7.0% of Total Investments)

       1,750  Ohio Higher Education Facilities Commission, General Revenue Bonds,        10/13 at 100.00           AA     1,840,773
                Oberlin College, Series 2003, 5.125%, 10/01/24

       1,000  Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg     12/15 at 100.00         Baa1     1,009,610
                University, Series 2005, 5.000%, 12/01/29

       1,415  Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison      11/14 at 100.00           AA     1,494,962
                University, Series 2004, 5.000%, 11/01/21

       1,320  Ohio Higher Educational Facilities Commission, Revenue Bonds, University   12/14 at 100.00          AAA     1,384,759
                of Dayton, Series 2004, 5.000%, 12/01/25 - AMBAC Insured

       1,200  Ohio Higher Educational Facilities Commission, Revenue Bonds, University    9/06 at 101.00          Ba1     1,217,964
                of Findlay, Series 1996, 6.125%, 9/01/16

       1,000  Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg   12/11 at 100.00         Baa1     1,067,490
                University, Series 2001, 5.500%, 12/01/15

       1,200  Ohio State University, General Receipts Bonds, Series 2002A, 5.125%,       12/12 at 100.00           AA     1,249,356
                12/01/31

       3,000  Ohio State University, General Receipts Bonds, Series 2003B, 5.250%,        6/13 at 100.00           AA     3,242,670
                6/01/22

       1,510  University of Akron, Ohio, General Receipts Bonds, Series 2003A, 5.000%,    1/13 at 100.00          AAA     1,593,216
                1/01/21 - AMBAC Insured

         850  University of Cincinnati, Ohio, General Receipts Bonds, Series 2003C,       6/13 at 100.00          AAA       895,781
                5.000%, 6/01/22 - FGIC Insured

       1,200  University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D,       6/14 at 100.00          AAA     1,276,824
                5.000%, 6/01/19 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
      15,445  Total Education and Civic Organizations                                                                    16,273,405
-----------------------------------------------------------------------------------------------------------------------------------

              Health Care - 23.1% (15.8% of Total Investments)

       2,000  Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital    11/09 at 101.00         Baa1     2,038,240
                Facilities Revenue Bonds, Summa Health System, Series 1998A,
                5.375%, 11/15/24

       1,000  Cuyahoga County, Ohio, Hospital Revenue Refunding and Improvement Bonds,    2/07 at 102.00          AAA     1,040,070
                MetroHealth System, Series 1997, 5.625%, 2/15/17 - MBIA Insured

       2,000  Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health     7/13 at 100.00          Aa3     2,201,880
                System, Series 2003A, 6.000%, 1/01/32

       4,500  Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional    8/12 at 101.00            A     4,696,290
                Medical Center, Series 2002A, 5.625%, 8/15/32

              Franklin County, Ohio, Hospital Revenue Refunding and Improvement Bonds,
              Children's Hospital Project, Series 1996A:
       1,000    5.750%, 11/01/20                                                         11/06 at 101.00          Aa2     1,020,310
       1,500    5.875%, 11/01/25                                                         11/06 at 101.00          Aa2     1,530,720

       2,455  Hamilton County, Ohio, Revenue Bonds, Children's Hospital Medical           5/14 at 100.00          AAA     2,665,934
                Center, Series 2004J, 5.250%, 5/15/16 - FGIC Insured

       2,405  Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement   5/06 at 102.00         BBB+     2,466,111
                Bonds, Upper Valley Medical Center, Series 1996A, 6.250%, 5/15/16

       1,500  Montgomery County, Ohio, Hospital Facilities Revenue Refunding and          4/06 at 102.00          AAA     1,535,535
                Improvement Bonds, Kettering Medical Center, Series 1996, 5.625%,
                4/01/16 - MBIA Insured

      Portfolio of Investments January 31, 2006 (Unaudited)

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)         Value
-----------------------------------------------------------------------------------------------------------------------------------
              Health Care (continued)

              Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives,
                Series 2004A:
$      2,500    5.000%, 5/01/30                                                           5/14 at 100.00           AA  $  2,562,650
       2,500    5.000%, 5/01/32                                                             No Opt. Call           AA     2,559,725

       6,000  Parma Community General Hospital Association, Ohio, Hospital Revenue       11/08 at 101.00           A-     6,136,977
                Refunding and Improvement Bonds, Series 1998, 5.375%, 11/01/29

       2,500  Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds,      11/10 at 101.00           A-     2,708,125
                MedCentral Health System Obligated Group, Series 2000B, 6.375%,
                11/15/30

       1,500  Steubenville, Ohio, Hospital Facilities Revenue Refunding and Improvement  10/10 at 100.00           A3     1,630,560
                Bonds, Trinity Health System, Series 2000, 6.375%, 10/01/20

       1,705  Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds, Union          10/11 at 101.00           AA     1,849,055
                Hospital Project, Series 2001, 5.750%, 10/01/21 - RAAI Insured
-----------------------------------------------------------------------------------------------------------------------------------
      35,065  Total Health Care                                                                                          36,642,182
-----------------------------------------------------------------------------------------------------------------------------------

              Housing/Multifamily - 5.9% (4.0% of Total Investments)

       1,385  Clermont County, Ohio, GNMA Collateralized Mortgage Revenue Bonds,          2/06 at 101.00          Aaa     1,393,476
                S.E.M. Villa II Project, Series 1994A, 5.950%, 2/20/30

       1,000  Cuyahoga County, Ohio, GNMA Collateralized Multifamily Housing Mortgage     9/12 at 102.00          Aaa     1,034,950
                Revenue Bonds, Livingston Park Apartments Project, Series 2002A,
                5.350%, 9/20/27 (Alternative Minimum Tax)

              Cuyahoga County, Ohio, GNMA Collateralized Multifamily Housing Mortgage
                Revenue Bonds, Longwood Phase One Associates LP, Series 2001A:
       2,475    5.350%, 1/20/21 (Alternative Minimum Tax)                                 7/11 at 102.00          Aaa     2,582,118
       2,250    5.450%, 1/20/31 (Alternative Minimum Tax)                                 7/11 at 102.00          Aaa     2,327,580

         975  Cuyahoga County, Ohio, GNMA Collateralized Multifamily Housing Mortgage     9/10 at 102.00          Aaa       995,719
                Revenue Bonds, West Tech Apartments Project, Series 2002A, 5.350%,
                3/20/33 (Alternative Minimum Tax)

         985  Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage Revenue     7/06 at 102.00           Aa       996,909
                Bonds, Hamilton Creek Apartments Project, Series 1994A, 5.550%,
                7/01/24 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
       9,070  Total Housing/Multifamily                                                                                   9,330,752
-----------------------------------------------------------------------------------------------------------------------------------

              Housing/Single Family - 3.6% (2.5% of Total Investments)

       1,295  Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program        9/07 at 102.00          Aaa     1,317,313
                Residential Mortgage Revenue Bonds, Series 1996B-3, 5.750%, 9/01/28
                (Alternative Minimum Tax)

       2,140  Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program        9/08 at 102.00          Aaa     2,185,026
                Residential Mortgage Revenue Bonds, Series 1997B, 5.400%, 9/01/29
                (Alternative Minimum Tax)

       2,045  Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program        3/08 at 101.50          AAA     2,099,254
                Residential Mortgage Revenue Bonds, Series 1998A-1, 5.300%, 9/01/19 -
                FSA Insured (Alternative Minimum Tax)

         125  Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program        3/12 at 100.00          Aaa       128,374
                Residential Mortgage Revenue Bonds, Series 2002D, 5.400%, 9/01/34
                (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
       5,605  Total Housing/Single Family                                                                                 5,729,967
-----------------------------------------------------------------------------------------------------------------------------------

              Industrials - 0.4% (0.3% of Total Investments)

         530  Cleveland-Cuyahoga County Port Authority, Ohio, Bond Fund Program          11/14 at 100.00          N/R       546,833
                Development Revenue Bonds, Myers University, Series 2004E, 5.600%,
                5/15/25
-----------------------------------------------------------------------------------------------------------------------------------

              Long-Term Care - 0.7% (0.4% of Total Investments)

       1,000  Hamilton County, Ohio, Healthcare Facilities Improvement Revenue Bonds,    10/08 at 102.00          BBB     1,039,810
                Twin Towers, Series 1999A, 5.800%, 10/01/23
-----------------------------------------------------------------------------------------------------------------------------------

              Tax Obligation/General - 48.1% (32.7% of Total Investments)

       1,000  Ansonia Local School District, Darke County, Ohio, General Obligation      12/10 at 102.00          Aaa     1,103,760
                Bonds, Series 2000, 5.500%, 12/01/22 - MBIA Insured

       1,000  Bay Village City School District, Ohio, General Obligation Unlimited Tax   12/10 at 100.00          Aa2     1,042,250
                School Improvement Bonds, Series 2001, 5.000%, 12/01/25

         270  Berea City School District, Ohio, General Obligation Unlimited Tax School  12/06 at 100.00          AAA       270,915
                Improvement Bonds, Series 1993, 7.500%, 12/15/06 - AMBAC Insured

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)         Value
-----------------------------------------------------------------------------------------------------------------------------------
              Tax Obligation/General (continued)

              Butler County, Ohio, General Obligation Bonds, Series 2002:
$      1,345    5.000%, 12/01/21 - MBIA Insured                                          12/12 at 100.00          Aaa  $  1,422,378
       1,200    5.000%, 12/01/22 - MBIA Insured                                          12/12 at 101.00          Aaa     1,266,072

              Butler County, Ohio, General Obligation Judgment Bonds, Series 2002:
       2,030    5.250%, 12/01/21                                                         12/12 at 101.00          Aa3     2,200,601
       2,140    5.250%, 12/01/22                                                         12/12 at 101.00          Aa3     2,319,846

       1,560  Canal Winchester Local School District, Franklin and Fairfield Counties,   12/11 at 100.00          Aaa     1,609,624
                Ohio, School Facilities Construction and Improvement Bonds, Series
                2001B, 5.000%, 12/01/28 - FGIC Insured

       1,500  Centerville City School District, Montgomery County, Ohio, General          6/15 at 100.00          Aaa     1,569,945
                Obligation Bonds, Series 2005, 5.000%, 12/01/30 - FSA Insured

       1,000  Central Ohio Solid Waste Authority, General Obligation Bonds, Series        6/14 at 100.00          AAA     1,074,480
                2004A, 5.000%, 12/01/15 - AMBAC Insured

       2,600  Cincinnati City School District, Hamilton County, Ohio, General            12/12 at 100.00          AAA     2,805,712
                Obligation Bonds, Series 2002, 5.250%, 6/01/21 - FSA Insured

       1,000  Cleveland Municipal School District, Cuyahoga County, Ohio, General         6/14 at 100.00          AAA     1,054,630
                Obligation Bonds, Series 2004, 5.000%, 12/01/22 - FSA Insured

       1,200  Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%,      12/14 at 100.00          AA+     1,278,840
                12/01/21

       1,000  Dayton, Ohio, General Obligation Bonds, Series 2004, 5.250%,                6/14 at 100.00          AAA     1,093,200
                12/01/19 - AMBAC Insured

       1,000  Dublin City School District, Franklin, Delaware and Union Counties, Ohio,  12/13 at 100.00          AAA     1,055,060
                General Obligation Bonds, Series 2003, 5.000%, 12/01/22 - FSA Insured

       1,000  Dublin, Ohio, Unlimited Tax Various Purpose Improvement Bonds, Series      12/10 at 100.00          Aaa     1,056,410
                2000A, 5.000%, 12/01/20

       1,195  Fairview Park City School District, Cuyahoga County, Ohio, General          6/15 at 100.00          Aaa     1,264,812
                Obligation Bonds, Series 2005, 5.000%, 12/01/24 - MBIA Insured

       1,300  Franklin County, Ohio, Limited Tax General Obligation Refunding Bonds,     12/08 at 102.00          AAA     1,388,894
                Series 1993, 5.375%, 12/01/20

       2,000  Garfield Heights City School District, Cuyahoga County, Ohio, General      12/11 at 100.00          Aaa     2,072,400
                Obligation School Improvement Bonds, Series 2001, 5.000%,
                12/15/26 - MBIA Insured

       1,160  Kenston Local School District, Geauga County, Ohio, General Obligation      6/13 at 100.00          Aaa     1,223,754
                Bonds, Series 2003, 5.000%, 12/01/22 - MBIA Insured

       2,000  Louisville City School District, Ohio, General Obligation Bonds,           12/11 at 100.00          Aaa     2,061,540
                Series 2001, 5.000%, 12/01/29 - FGIC Insured

       1,515  Massillon City School District, Ohio, General Obligation Bonds,            12/12 at 100.00          Aaa     1,634,867
                Series 2003, 5.250%, 12/01/21 - MBIA Insured

         760  Middletown City School District, Butler County, Ohio, General Obligation   12/13 at 100.00          Aaa       802,317
                Bonds, Series 2004, 5.000%, 12/01/25 - FGIC Insured

       1,260  Morgan Local School District, Morgan, Muskingum and Washington             12/10 at 101.00           AA     1,389,263
                Counties, Ohio, Unlimited Tax General Obligation School Improvement
                Bonds, Series 2000, 5.750%, 12/01/22

       1,000  Newark City School District, Licking County, Ohio, General Obligation      12/15 at 100.00          AAA     1,051,090
                Bonds, Series 2005, 5.000%, 12/01/28 - FGIC Insured

       3,000  Ohio, General Obligation Bonds, Infrastructure Improvements, Series         2/13 at 100.00          AA+     3,158,760
                2003F, 5.000%, 2/01/23

       5,000  Ohio, General Obligation Bonds, Series 2005A, 5.000%, 9/01/20               3/15 at 100.00          AA+     5,351,950

              Olentangy Local School District, Delaware and Franklin Counties, Ohio,
              General Obligation Bonds, Series 2004A:
       1,315    5.250%, 12/01/23 - FGIC Insured                                           6/14 at 100.00          AAA     1,433,652
       3,380    5.250%, 12/01/24 - FGIC Insured                                           6/14 at 100.00          AAA     3,677,474

       1,510  Painesville City School District, Ohio, General Obligation Bonds,          12/14 at 100.00          AAA     1,601,159
                Series 2004, 5.000%, 12/01/22 - FGIC Insured

       1,155  Perry Local School District, Allen County, Ohio, General Obligation        12/11 at 101.00          AAA     1,247,631
                Bonds, Series 2001, 5.250%, 12/01/25 - AMBAC Insured

       2,720  Pickerington Local School District, Fairfield and Franklin Counties,       12/11 at 100.00          AAA     2,806,523
                Ohio, General Obligation Bonds, School Facilities Construction and
                Improvement, Series 2001, 5.000%, 12/01/28 - FGIC Insured

      Portfolio of Investments January 31, 2006 (Unaudited)

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)         Value
-----------------------------------------------------------------------------------------------------------------------------------
              Tax Obligation/General (continued)

$        280  Plain Local School District, Franklin and Licking Counties, Ohio,           6/11 at 100.00          Aaa  $    311,539
                General Obligation Bonds, Series 2000, 6.000%, 12/01/20 - FGIC Insured

       1,100  Plain Local School District, Franklin and Licking Counties, Ohio, General   6/12 at 100.00          Aaa     1,203,356
                Obligation Bonds, Series 2002, 5.500%, 12/01/17 - FGIC Insured

       1,445  Portage County, Ohio, General Obligation Bonds, Series 2001, 5.000%,       12/11 at 100.00          AAA     1,492,468
                12/01/27 - FGIC Insured

       1,000  Princeton City School District, Butler County, Ohio, General Obligation    12/13 at 100.00          AAA     1,040,340
                Bonds, Series 2003, 5.000%, 12/01/30 - MBIA Insured

       2,830  Springfield Township, Hamilton County, Ohio, Various Purpose Limited       12/11 at 100.00          Aa3     2,982,905
                Tax General Obligation Bonds, Series 2002, 5.250%, 12/01/27

       2,000  Strongsville, Ohio, General Obligation Bonds, Series 2001, 5.000%,         12/11 at 100.00          Aaa     2,114,440
                12/01/21 - FGIC Insured

          70  Strongsville, Ohio, Limited Tax General Obligation Various Purpose         12/06 at 102.00          Aa2        72,785
                Improvement Bonds, Series 1996, 5.950%, 12/01/21

       2,000  Sugarcreek Local School District, Athens County, Ohio, General             12/13 at 100.00          Aaa     2,140,480
                Obligation Bonds, Series 2003, 5.250%, 12/01/27 - MBIA Insured

              Warren City School District, Trumbull County, Ohio, General Obligation
                Bonds, Series 2004:
       2,515    5.000%, 12/01/20 - FGIC Insured                                           6/14 at 100.00          AAA     2,679,682
       1,170    5.000%, 12/01/22 - FGIC Insured                                           6/14 at 100.00          AAA     1,237,287

       1,000  West Chester Township, Butler County, Ohio, General Obligation Bonds,      12/13 at 100.00          Aaa     1,042,360
                Series 2003, 5.000%, 12/01/28 - MBIA Insured

       2,000  Westerville City School District, Franklin and Delaware Counties,           6/11 at 100.00          AAA     2,060,680
                Ohio, Various Purpose General Obligation Bonds, Series 2001,
                5.000%, 12/01/27 - MBIA Insured

       1,000  Westlake, Ohio, Various Purpose General Obligation Improvement and         12/08 at 101.00          Aaa     1,063,990
                Refunding Bonds, Series 1997, 5.550%, 12/01/17

       2,155  Youngstown City School District, Mahoning County, Ohio, General            12/14 at 100.00          AAA     2,268,827
                Obligation Bonds, Series 2005, 5.000%, 12/01/25 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------------
      71,680  Total Tax Obligation/General                                                                               76,100,948
-----------------------------------------------------------------------------------------------------------------------------------

              Tax Obligation/Limited - 10.5% (7.1% of Total Investments)

       1,380  Columbus, Ohio, Tax Increment Financing Bonds, Easton Project,              6/14 at 100.00          AAA     1,442,555
                Series 2004A, 5.000%, 12/01/25 - AMBAC Insured

       3,000  Franklin County, Ohio, Excise Tax and Lease Revenue Anticipation Bonds,    12/15 at 100.00          AAA     3,160,620
                Convention Facilities Authority, Series 2005, 5.000%,
                12/01/27 - AMBAC Insured

       1,085  Hamilton County Convention Facilities Authority, Ohio, First Lien           6/14 at 100.00          AAA     1,155,254
                Revenue Bonds, Series 2004, 5.000%, 12/01/18 - FGIC Insured

       1,000  Hudson City School District, Ohio, Certificates of Participation,           6/14 at 100.00          Aaa     1,041,780
                Series 2004, 5.000%, 6/01/26 - MBIA Insured

              New Albany Community Authority, Ohio, Community Facilities Revenue
              Refunding Bonds, Series 2001B:
       1,000    5.500%, 10/01/15 - AMBAC Insured                                          4/12 at 100.00          AAA     1,096,070
       1,000    5.500%, 10/01/17 - AMBAC Insured                                          4/12 at 100.00          AAA     1,091,760

         175  Ohio Department of Transportation, Certificates of Participation,           4/06 at 100.00           AA       175,233
                Rickenbacker International Airport Improvements, Series 1996,
                6.125%, 4/15/15 (Alternative Minimum Tax)

         800  Ohio State Building Authority, State Facilities Bonds, Administrative       4/15 at 100.00          AAA       843,560
                Building Fund Projects, Series 2005A, 5.000%, 4/01/25 - FSA Insured

       2,645  Ohio State Building Authority, State Facilities Bonds, Adult Correctional   4/14 at 100.00          AAA     2,897,386
                Building Fund Project, Series 2004A, 5.250%, 4/01/15 - MBIA Insured

       2,500  Ohio State Building Authority, State Facilities Bonds, Adult Correctional   4/15 at 100.00          AAA     2,636,125
                Building Fund Project, Series 2005A, 5.000%, 4/01/25 - FSA Insured

       1,000  Ohio, State Appropriation Lease Bonds, Mental Health Capital                6/13 at 100.00           AA     1,074,400
                Facilities, Series 2003B-II, 5.000%, 6/01/16
-----------------------------------------------------------------------------------------------------------------------------------
      15,585  Total Tax Obligation/Limited                                                                               16,614,743
-----------------------------------------------------------------------------------------------------------------------------------

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)         Value
-----------------------------------------------------------------------------------------------------------------------------------
              Transportation - 7.8% (5.3% of Total Investments)

$      1,780  Cleveland, Ohio, Airport System Revenue Bonds, Series 2000A, 5.250%,        1/10 at 101.00          AAA  $  1,893,083
                1/01/16 - FSA Insured

       3,430  Cleveland, Ohio, Parking Facilities Revenue Refunding Bonds, Series         9/06 at 102.00          AAA     3,538,903
                1996, 5.500%, 9/15/22 - MBIA Insured

       3,000  Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport,   12/13 at 100.00           AA     3,103,920
                Series 2003C, 5.250%, 12/01/23 - RAAI Insured (Alternative Minimum Tax)

       1,500  Dayton, Ohio, Special Facilities Revenue Refunding Bonds,                   2/08 at 102.00          AAA     1,578,135
                Emery Air Freight Corporation and Emery Worldwide Airlines
                Inc. - Guarantors, Series 1998A, 5.625%, 2/01/18

       2,000  Ohio Turnpike Commission, Revenue Bonds, Series 1998A, 5.500%,                No Opt. Call          AAA     2,285,420
                2/15/18 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
      11,710  Total Transportation                                                                                       12,399,461
-----------------------------------------------------------------------------------------------------------------------------------

              U.S. Guaranteed - 17.8% (12.1% of Total Investments) (4)

       1,000  Cincinnati City School District, Hamilton County, Ohio, General            12/11 at 100.00          AAA     1,095,070
                Obligation Bonds, Series 2001, 5.375%, 12/01/15 (Pre-refunded
                12/01/11) - MBIA Insured

         420  Cleveland, Ohio, Waterworks Revenue Refunding and Improvement Bonds,        1/08 at 101.00          AAA       436,888
                Series 1998I, 5.000%, 1/01/28 (Pre-refunded 1/01/08) - FSA Insured

       1,210  Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series       6/09 at 101.00          AAA     1,276,356
                1999, 4.875%, 12/01/24 (Pre-refunded 6/01/09) - AMBAC Insured

       1,415  Franklin County, Ohio, First Mortgage Revenue, OCLC Inc. Project,           6/06 at 100.00          AAA     1,489,118
                Series 1979, 7.500%, 6/01/09 (ETM)

       2,110  Hamilton County, Ohio, Sewer System Revenue and Improvement Bonds,          6/10 at 101.00          AAA     2,321,148
                Metropolitan Sewer District of Greater Cincinnati, Series 2000A,
                5.750%, 12/01/25 (Pre-refunded 6/01/10) - MBIA Insured

       1,000  Hilliard School District, Ohio, General Obligation School Improvement      12/10 at 101.00          AAA     1,107,420
                Bonds, Series 2000, 5.750%, 12/01/24 (Pre-refunded
                12/01/10) - FGIC Insured

       2,000  Lakota Local School District, Butler County, Ohio, Unlimited Tax            6/11 at 100.00          Aaa     2,153,540
                General Obligation School Improvement and Refunding Bonds, Series
                2001, 5.125%, 12/01/26 (Pre-refunded 6/01/11) - FGIC Insured

       1,000  London City School District, Ohio, General Obligation School               12/11 at 100.00          Aaa     1,075,470
                Facilities Construction and Improvement Bonds, Series 2001, 5.000%,
                12/01/29 (Pre-refunded 12/01/11) - FGIC Insured

       2,500  Marion County, Ohio, Hospital Revenue Refunding and Improvement Bonds,      5/06 at 102.00     BBB+ (4)     2,570,550
                The Community Hospital, Series 1996, 6.375%, 5/15/11
                (Pre-refunded 5/15/06)

       3,000  Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering       4/10 at 101.00        A (4)     3,393,870
                Medical Center, Series 1999, 6.750%, 4/01/18 (Pre-refunded 4/01/10)

       4,315  Ohio Capital Corporation for Housing, FHA-Insured Section 8                 2/09 at 102.00      N/R (4)     4,691,613
                Assisted Mortgage Loan Revenue Refunding Bonds, Series
                1999G, 5.950%, 2/01/24 (Pre-refunded 2/01/09)

       1,220  Plain Local School District, Franklin and Licking Counties, Ohio,           6/11 at 100.00          Aaa     1,365,131
                General Obligation Bonds, Series 2000, 6.000%, 12/01/20
                (Pre-refunded 6/01/11) - FGIC Insured

       2,025  Puerto Rico, The Children's Trust Fund, Tobacco Settlement                  7/10 at 100.00          AAA     2,136,233
                Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20 (Pre-refunded 7/01/10)

       1,000  Upper Arlington City School District, Ohio, General Obligation             12/06 at 101.00          AAA     1,026,400
                Improvement Bonds, Series 1996, 5.250%, 12/01/22
                (Pre-refunded 12/01/06) - MBIA Insured

       2,000  Wayne Local School District, Warren County, Ohio, Unlimited Tax            12/06 at 101.00          AAA     2,067,260
                General Obligation School Improvement Bonds, Series 1996, 6.100%,
                12/01/24 (Pre-refunded 12/01/06) - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
      26,215  Total U.S. Guaranteed                                                                                      28,206,067
-----------------------------------------------------------------------------------------------------------------------------------

      Portfolio of Investments January 31, 2006 (Unaudited)

Principal                                                                                  Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)         Value
------------------------------------------------------------------------------------------------------------------------------------
              Utilities - 7.0% (4.8% of Total Investments)

$      4,000  American Municipal Power Ohio Inc., Wadsworth, Electric System              2/12 at 100.00          Aaa  $  4,212,200
                Improvement Revenue Bonds, Series 2002, 5.000%, 2/15/22 - MBIA Insured

       3,000  Ohio Air Quality Development Authority, Revenue Bonds, JMG Funding          4/07 at 102.00          AAA     3,117,150
                Limited Partnership Project, Series 1997, 5.625%, 1/01/23 - AMBAC
                Insured (Alternative Minimum Tax)

       2,000  Ohio Municipal Electric Generation Agency, Beneficial Interest              2/14 at 100.00          AAA     2,114,460
                Certificates, Belleville Hydroelectric Project - Joint Venture 5,
                Series 2004, 5.000%, 2/15/20 - AMBAC Insured

       1,700  Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay   9/08 at 102.00          N/R     1,717,000
                Shore Power, Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
      10,700  Total Utilities                                                                                            11,160,810
------------------------------------------------------------------------------------------------------------------------------------

              Water and Sewer - 10.0% (6.8% of Total Investments)

              Cincinnati, Ohio, Water System Revenue Bonds, Series 2001:
       1,000    5.500%, 12/01/17                                                          6/11 at 100.00          AA+     1,084,080
       3,510    5.000%, 12/01/18                                                          6/11 at 100.00          AA+     3,710,561
       3,000    5.000%, 12/01/19                                                          6/11 at 100.00          AA+     3,171,420
       1,000    5.000%, 12/01/20                                                          6/11 at 100.00          AA+     1,059,120

       2,000  Cincinnati, Ohio, Water System Revenue Bonds, Series 2003,                  6/11 at 100.00          AA+     2,099,700
                5.000%, 12/01/22

       1,000  Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and              No Opt. Call          AAA     1,148,380
                Improvement Bonds, Series 1993G, 5.500%, 1/01/21 - MBIA Insured

          40  Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and            7/06 at 102.00          AAA        40,869
                Improvement Bonds, Series 1996H, 5.750%, 1/01/26 - MBIA Insured

         580  Cleveland, Ohio, Waterworks Revenue Refunding and Improvement Bonds,        1/08 at 101.00          AAA       596,391
                Series 1998I, 5.000%, 1/01/28 - FSA Insured

       1,220  Hamilton, Ohio, Wastewater System Revenue Bonds, Series 2005, 5.250%,      10/15 at 100.00          Aaa     1,330,471
                10/01/22 - FSA Insured

       1,500  Ohio Water Development Authority, Water Pollution Control Loan Fund         6/15 at 100.00          AAA     1,592,385
                Revenue Bonds, Water Quality Project, Series 2005B, 5.000%, 6/01/25
------------------------------------------------------------------------------------------------------------------------------------
      14,850  Total Water and Sewer                                                                                      15,833,377
------------------------------------------------------------------------------------------------------------------------------------
$    220,165  Total Investments (cost $222,344,877) - 146.9%                                                            232,638,734
============------------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.7%                                                                        2,682,082
              ----------------------------------------------------------------------------------------------------------------------
              Preferred Shares, at Liquidation Value - (48.6)%                                                          (77,000,000)
              ----------------------------------------------------------------------------------------------------------------------
              Net Assets Applicable to Common Shares - 100%                                                            $158,320,816
              ======================================================================================================================

              (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

              (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

              (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

              (4) Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

              N/R Investment is not rated.

            (ETM) Security is escrowed to maturity.

                                 See accompanying notes to financial statements.

Nuveen Ohio Dividend Advantage Municipal Fund (NXI)

Portfolio of
      Investments January 31, 2006 (Unaudited)

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)         Value
-----------------------------------------------------------------------------------------------------------------------------------
              Consumer Staples - 1.7% (1.1% of Total Investments)

$      1,080  Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed     5/12 at 100.00          BBB  $  1,100,077
                Refunding Bonds, Series 2002, 5.375%, 5/15/33
-----------------------------------------------------------------------------------------------------------------------------------

              Education and Civic Organizations - 19.2% (13.1% of Total Investments)

       1,165  Cleveland-Cuyahoga County Port Authority, Ohio, Lease Revenue Bonds,        8/15 at 100.00          AAA     1,219,720
                Euclid Avenue Housing Corporation - Fenn Tower Project, Series 2005,
                5.000%, 8/01/23 - AMBAC Insured

       2,650  Ohio Higher Education Facilities Commission, Revenue Bonds, Ohio Northern   5/12 at 100.00           A2     2,734,429
                University, Series 2002, 5.000%, 5/01/22

         500  Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg     12/15 at 100.00         Baa1       511,080
                University, Series 2005, 5.000%, 12/01/24

       2,000  Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison      11/11 at 101.00           AA     2,111,180
                University, Series 2001, 5.200%, 11/01/26

       1,000  Ohio Higher Educational Facilities Commission, Revenue Bonds, University   12/10 at 101.00          AAA     1,079,110
                of Dayton, Series 2000, 5.500%, 12/01/25 - AMBAC Insured

       1,760  Ohio University at Athens, Subordinate Lien General Receipts Bonds,         6/14 at 100.00          AAA     1,870,123
                Series 2004, 5.000%, 12/01/20 - MBIA Insured

       2,735  University of Cincinnati, Ohio, General Receipts Bonds, Series 2002F,       6/12 at 100.00           A+     2,931,564
                5.375%, 6/01/19
-----------------------------------------------------------------------------------------------------------------------------------
      11,810  Total Education and Civic Organizations                                                                    12,457,206
-----------------------------------------------------------------------------------------------------------------------------------

              Health Care - 17.6% (12.0% of Total Investments)

       1,100  Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health     7/13 at 100.00          Aa3     1,211,034
                System, Series 2003A, 6.000%, 1/01/32

       1,950  Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare           11/09 at 101.00          AAA     2,064,582
                Obligated Group, Series 1999, 5.375%, 11/15/29 - AMBAC Insured

       1,600  Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement   5/06 at 102.00         BBB+     1,639,472
                Bonds, Upper Valley Medical Center, Series 1996A, 6.375%, 5/15/26

       1,000  Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives,        5/14 at 100.00           AA     1,025,060
                Series 2004A, 5.000%, 5/01/30

              Parma Community General Hospital Association, Ohio, Hospital Revenue
              Refunding and Improvement Bonds, Series 1998:
       2,250    5.250%, 11/01/13                                                         11/08 at 101.00           A-     2,329,965
       2,000    5.375%, 11/01/29                                                         11/08 at 101.00           A-     2,045,660

       1,000  Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds,      11/10 at 101.00           A-     1,083,250
                MedCentral Health System Obligated Group, Series 2000B, 6.375%,
                11/15/30
-----------------------------------------------------------------------------------------------------------------------------------
      10,900  Total Health Care                                                                                          11,399,023
-----------------------------------------------------------------------------------------------------------------------------------

              Housing/Multifamily - 4.6% (3.2% of Total Investments)

       2,885  Ohio Housing Finance Agency, FHA-Insured Mortgage Revenue Bonds, Asbury     4/11 at 102.00          Aa2     3,005,535
                Woods Project, Series 2001A, 5.450%, 4/01/26
-----------------------------------------------------------------------------------------------------------------------------------

              Housing/Single Family - 3.4% (2.3% of Total Investments)

         540  Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program        8/10 at 100.00          Aaa       546,323
                Residential Mortgage Revenue Bonds, Series 2000C, 6.050%, 3/01/32
                (Alternative Minimum Tax)

       1,190  Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program        8/10 at 100.00          Aaa     1,214,466
                Residential Mortgage Revenue Bonds, Series 2000D, 5.450%, 9/01/31
                (Alternative Minimum Tax)

         355  Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program        8/10 at 100.00          Aaa       363,112
                Residential Mortgage Revenue Bonds, Series 2000F, 5.625%, 9/01/16

      Portfolio of Investments January 31, 2006 (Unaudited)

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)         Value
-----------------------------------------------------------------------------------------------------------------------------------
              Housing/Single Family (continued)

$         50  Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program        3/12 at 100.00          Aaa  $     51,350
                Residential Mortgage Revenue Bonds, Series 2002D, 5.400%, 9/01/34
                (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
       2,135  Total Housing/Single Family                                                                                 2,175,251
-----------------------------------------------------------------------------------------------------------------------------------

              Industrials - 2.4% (1.6% of Total Investments)

         410  Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue        11/15 at 100.00          N/R       410,947
                Bonds, Bond Fund Program - Columbia National Group Project, Series
                2005D, 5.000%, 5/15/20 (Alternative Minimum Tax)

       1,000  Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX        No Opt. Call         Baa2     1,147,380
                Transportation Inc., Series 1992, 6.450%, 12/15/21
-----------------------------------------------------------------------------------------------------------------------------------
       1,410  Total Industrials                                                                                           1,558,327
-----------------------------------------------------------------------------------------------------------------------------------

              Long-Term Care - 4.1% (2.8% of Total Investments)

       1,000  Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio            7/11 at 101.00          BBB     1,108,850
                Presbyterian Retirement Services, Series 2001A, 7.125%, 7/01/29

       1,470  Hamilton County, Ohio, Healthcare Facilities Improvement Revenue Bonds,    10/08 at 102.00          BBB     1,533,592
                Twin Towers, Series 1999A, 5.750%, 10/01/19
-----------------------------------------------------------------------------------------------------------------------------------
       2,470  Total Long-Term Care                                                                                        2,642,442
-----------------------------------------------------------------------------------------------------------------------------------

              Tax Obligation/General - 42.0% (28.6% of Total Investments)

       1,090  Akron, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/26 -     12/15 at 100.00          AAA     1,151,040
                AMBAC Insured

       1,000  Bay Village City School District, Ohio, General Obligation Unlimited Tax   12/10 at 100.00          Aa2     1,042,250
                School Improvement Bonds, Series 2001, 5.000%, 12/01/25

       1,500  Centerville City School District, Montgomery County, Ohio, General          6/15 at 100.00          Aaa     1,569,945
                Obligation Bonds, Series 2005, 5.000%, 12/01/30 - FSA Insured

       1,000  Centerville, Ohio, General Obligation Limited Tax Bonds, Capital           12/11 at 100.00          Aa3     1,041,060
                Facilities Improvement, Series 2001, 5.125%, 12/01/26

       1,000  Columbus City School District, Franklin County, Ohio, General Obligation   12/14 at 100.00          AAA     1,122,350
                Bonds, Series 2004, 5.500%, 12/01/15 - FSA Insured

         500  Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%,      12/14 at 100.00          AA+       532,850
                12/01/21

       2,965  Franklin County, Worthington, Ohio, Various Purpose Unlimited Tax General  12/11 at 100.00           AA     3,204,364
                Obligation Bonds, Series 2001, 5.375%, 12/01/21

       1,000  Lakewood City School District, Cuyahoga County, Ohio, General Obligation   12/14 at 100.00          AAA     1,099,770
                Bonds, Series 2004, 5.250%, 12/01/16 - FSA Insured

       1,000  Middletown City School District, Butler County, Ohio, General Obligation   12/13 at 100.00          Aaa     1,055,680
                Bonds, Series 2004, 5.000%, 12/01/25 - FGIC Insured

       1,000  Nordonia Hills City School District, Ohio, School Improvement Bonds,       12/10 at 101.00          AAA     1,076,560
                Series 2000, 5.450%, 12/01/25 - AMBAC Insured

       1,000  Ohio, General Obligation Bonds, Series 2005A, 5.000%, 9/01/16               3/15 at 100.00          AA+     1,083,820

       2,000  Ohio, General Obligation Higher Education Capital Facilities Bonds,         2/11 at 100.00          AA+     2,111,620
                Series 2001A, 5.000%, 2/01/20

       1,900  Olentangy Local School District, Delaware and Franklin Counties, Ohio,      6/14 at 100.00          AAA     2,071,437
                General Obligation Bonds, Series 2004A, 5.250%, 12/01/23 - FGIC Insured

       1,850  Swanton Local School District, Fulton County, Ohio, General Obligation     12/11 at 101.00          AAA     1,978,945
                Bonds, Series 2001, 5.250%, 12/01/25 - FGIC Insured

       1,275  Sycamore Community School District, Hamilton County, Ohio, Unlimited Tax   12/09 at 101.00          AAA     1,342,409
                General Obligation School Improvement Bonds, Series 1999, 5.000%,
                12/01/23 - MBIA Insured

       2,415  Troy City School District, Miami County, Ohio, General Obligation Bonds,   12/14 at 100.00          Aaa     2,528,070
                Series 2005, 5.000%, 12/01/28 - FSA Insured

       1,485  West Chester Township, Butler County, Ohio, Various Purpose Limited Tax    11/11 at 101.00          Aaa     1,632,223
                General Obligation Refunding Bonds, Series 2001, 5.500%, 12/01/17 -
                AMBAC Insured

       1,500  Westerville City School District, Franklin and Delaware Counties, Ohio,     6/11 at 100.00          AAA     1,545,510
                Various Purpose General Obligation Bonds, Series 2001, 5.000%, 12/01/27
                - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------
      25,480  Total Tax Obligation/General                                                                               27,189,903
-----------------------------------------------------------------------------------------------------------------------------------

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)         Value
-----------------------------------------------------------------------------------------------------------------------------------
              Tax Obligation/Limited - 10.2% (6.9% of Total Investments)

$      2,000  Franklin County, Ohio, Excise Tax and Lease Revenue Anticipation Bonds,    12/15 at 100.00          AAA  $  2,107,080
                Convention Facilities Authority, Series 2005, 5.000%, 12/01/27 - AMBAC
                Insured

       1,415  Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue   6/14 at 100.00          AAA     1,494,325
                Bonds, Series 2004, 5.000%, 12/01/21 - FGIC Insured

         345  Ohio State Building Authority, State Facilities Bonds, Administrative       4/15 at 100.00          AAA       363,785
                Building Fund Projects, Series 2005A, 5.000%, 4/01/25 - FSA Insured

       1,000  Ohio State Building Authority, State Facilities Bonds, Adult Correctional   4/15 at 100.00          AAA     1,058,340
                Building Fund Project, Series 2005A, 5.000%, 4/01/23 - FSA Insured

       1,400  Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,   10/10 at 101.00          BBB     1,558,900
                Series 1999A, 6.375%, 10/01/19
-----------------------------------------------------------------------------------------------------------------------------------
       6,160  Total Tax Obligation/Limited                                                                                6,582,430
-----------------------------------------------------------------------------------------------------------------------------------

              Transportation - 3.3% (2.3% of Total Investments)

       2,000  Ohio Turnpike Commission, Revenue Bonds, Series 2001A, 5.500%, 2/15/26      2/11 at 100.00           AA     2,141,100
-----------------------------------------------------------------------------------------------------------------------------------

              U.S. Guaranteed - 21.4% (14.6% of Total Investments) (4)

       2,000  Akron, Ohio, Sanitary Sewer System Revenue Refunding Bonds, Series 1997,   12/06 at 101.00          AAA     2,057,700
                5.550%, 12/01/16 (Pre-refunded 12/01/06) - MBIA Insured

              Jackson City School District, Jackson County, Ohio, Unlimited Tax General
              Obligation School Improvement Bonds, Series 2001:
         880    5.500%, 12/01/22 (Pre-refunded 6/01/11) - MBIA Insured                    6/11 at 100.00          Aaa       966,610
         935    5.500%, 12/01/23 (Pre-refunded 6/01/11) - MBIA Insured                    6/11 at 100.00          Aaa     1,027,023

       2,000  Lakota Local School District, Butler County, Ohio, Unlimited Tax General    6/11 at 100.00          Aaa     2,153,540
                Obligation School Improvement and Refunding Bonds, Series 2001, 5.125%,
                12/01/26 (Pre-refunded 6/01/11) - FGIC Insured

       1,000  Medina City School District, Medina County, Ohio, Unlimited Tax General    12/09 at 100.00          AAA     1,065,360
                Obligation School Building Construction Bonds, Series 1999, 5.250%,
                12/01/28 (Pre-refunded 12/01/09) - FGIC Insured

       4,000  Puerto Rico Municipal Finance Agency, Series 1999A, 6.000%, 8/01/16         8/09 at 101.00          AAA     4,382,241
                (Pre-refunded 8/01/09) - FSA Insured

       2,000  University of Cincinnati, Ohio, General Receipts Bonds, Series 2001A,       6/11 at 101.00          AAA     2,230,400
                5.750%, 6/01/17 (Pre-refunded 6/01/11) - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
      12,815  Total U.S. Guaranteed                                                                                      13,882,874
-----------------------------------------------------------------------------------------------------------------------------------

              Utilities - 10.3% (7.0% of Total Investments)

       1,440  American Municipal Power Ohio Inc., Wadsworth, Electric System              2/12 at 100.00          Aaa     1,547,280
                Improvement Revenue Bonds, Series 2002, 5.250%, 2/15/17 - MBIA Insured

         910  Lebanon, Ohio, Electric System Mortgage Revenue Bonds, Series 2001,        12/10 at 101.00          AAA       990,599
                5.500%, 12/01/18 - AMBAC Insured

       2,000  Ohio Air Quality Development Authority, Revenue Refunding Bonds, Ohio       5/09 at 101.00          AAA     2,095,640
                Power Company Project, Series 1999C, 5.150%, 5/01/26 - AMBAC Insured

       1,000  Ohio Municipal Electric Generation Agency, Beneficial Interest              2/14 at 100.00          AAA     1,054,430
                Certificates, Belleville Hydroelectric Project - Joint Venture 5,
                Series 2004, 5.000%, 2/15/21 - AMBAC Insured

       1,000  Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay   9/08 at 102.00          N/R     1,010,000
                Shore Power, Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
       6,350  Total Utilities                                                                                             6,697,949
-----------------------------------------------------------------------------------------------------------------------------------

      Portfolio of Investments January 31, 2006 (Unaudited)

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)         Value
-----------------------------------------------------------------------------------------------------------------------------------
              Water and Sewer - 6.6% (4.5% of Total Investments)

$      1,700  Cincinnati, Ohio, Water System Revenue Bonds, Series 2001, 5.125%,          6/11 at 100.00          AA+  $  1,802,085
                12/01/21

       2,375  Ohio Water Development Authority, Revenue Bonds, Water Development         12/13 at 100.00          Aaa     2,504,628
                Community Assistance Program, Series 2003, 5.000%, 12/01/23 - MBIA
                Insured
-----------------------------------------------------------------------------------------------------------------------------------
       4,075  Total Water and Sewer                                                                                       4,306,713
-----------------------------------------------------------------------------------------------------------------------------------
$     89,570  Total Investments (cost $90,738,065) - 146.8%                                                              95,138,830
============-----------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.0%                                                                          663,353
              ---------------------------------------------------------------------------------------------------------------------
              Preferred Shares, at Liquidation Value - (47.8)%                                                          (31,000,000)
              ---------------------------------------------------------------------------------------------------------------------
              Net Assets Applicable to Common Shares - 100%                                                            $ 64,802,183
              =====================================================================================================================

            (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

            (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

            (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

            (4) Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

            N/R   Investment is not rated.

                                 See accompanying notes to financial statements.

Nuveen Ohio Dividend Advantage Municipal Fund 2 (NBJ)

Portfolio of
      Investments January 31, 2006 (Unaudited)

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)         Value
-----------------------------------------------------------------------------------------------------------------------------------
              Consumer Staples - 8.6% (5.8% of Total Investments)

$      3,000  Ohio State Sewage and Solid Waste Disposal Facilities, Revenue Bonds,      11/11 at 100.00           A+  $  3,108,000
                Anheuser-Busch Project, Series 2001, 5.500%, 11/01/35 (Alternative
                Minimum Tax)

         940  Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed     5/12 at 100.00          BBB       957,475
                Refunding Bonds, Series 2002, 5.375%, 5/15/33
-----------------------------------------------------------------------------------------------------------------------------------
       3,940  Total Consumer Staples                                                                                      4,065,475
-----------------------------------------------------------------------------------------------------------------------------------

              Education and Civic Organizations - 10.5% (7.0% of Total Investments)

       1,345  Bowling Green State University, Ohio, General Receipts Bonds, Series 2003,  6/13 at 100.00          AAA     1,460,213
                5.250%, 6/01/18 - AMBAC Insured

       1,050  Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg   12/11 at 100.00         Baa1     1,120,865
                University, Series 2001, 5.500%, 12/01/15

       1,000  University of Cincinnati, Ohio, General Receipts Bonds, Series 2003C,       6/13 at 100.00          AAA     1,053,860
                5.000%, 6/01/22 - FGIC Insured

       1,245  University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D,       6/14 at 100.00          AAA     1,324,705
                5.000%, 6/01/19 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
       4,640  Total Education and Civic Organizations                                                                     4,959,643
-----------------------------------------------------------------------------------------------------------------------------------

              Health Care - 25.2% (16.8% of Total Investments)

       1,060  Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital       No Opt. Call         Baa1     1,074,119
                Facilities Revenue Bonds, Summa Health System, Series 1998A, 5.000%,
                11/15/08

       1,000  Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional    8/12 at 101.00            A     1,055,140
                Medical Center, Series 2002A, 5.500%, 8/15/22

       1,850  Lorain County, Ohio, Hospital Revenue Refunding and Improvement Bonds,     10/11 at 101.00          AA-     1,963,498
                Catholic Healthcare Partners, Series 2001A, 5.400%, 10/01/21

         900  Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement   5/06 at 102.00         BBB+       922,203
                Bonds, Upper Valley Medical Center, Series 1996A, 6.375%, 5/15/26

         700  Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives,        5/14 at 100.00           AA       717,542
                Series 2004A, 5.000%, 5/01/30

       2,000  Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds,      11/10 at 101.00           A-     2,166,500
                MedCentral Health System Obligated Group, Series 2000B, 6.375%,
                11/15/30

       3,670  Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds, Union          10/11 at 101.00           AA     3,948,369
                Hospital Project, Series 2001, 5.750%, 10/01/26 - RAAI Insured
-----------------------------------------------------------------------------------------------------------------------------------
      11,180  Total Health Care                                                                                          11,847,371
-----------------------------------------------------------------------------------------------------------------------------------

              Housing/Multifamily - 2.2% (1.5% of Total Investments)

       1,000  Franklin County, Ohio, GNMA Collateralized Multifamily Housing Mortgage     5/12 at 102.00          Aaa     1,059,420
                Revenue Bonds, Agler Project, Series 2002A, 5.550%, 5/20/22
                (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------

              Housing/Single Family - 0.4% (0.3% of Total Investments)

         120  Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program        9/10 at 100.00          Aaa       122,746
                Residential Mortgage Revenue Bonds, Series 2001A, 5.500%, 9/01/34
                (Alternative Minimum Tax)

          40  Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program        3/12 at 100.00          Aaa        41,080
                Residential Mortgage Revenue Bonds, Series 2002D, 5.400%, 9/01/34
                (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------

         160  Total Housing/Single Family                                                                                   163,826
-----------------------------------------------------------------------------------------------------------------------------------

      Portfolio of Investments January 31, 2006 (Unaudited)

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)         Value
-----------------------------------------------------------------------------------------------------------------------------------
              Long-Term Care - 2.2% (1.5% of Total Investments)

$      1,000  Hamilton County, Ohio, Healthcare Facilities Improvement Revenue Bonds,    10/08 at 102.00          BBB  $  1,039,810
                Twin Towers, Series 1999A, 5.800%, 10/01/23
-----------------------------------------------------------------------------------------------------------------------------------

              Tax Obligation/General - 44.9% (29.9% of Total Investments)

       1,700  Butler County, Hamilton, Ohio, Limited Tax General Obligation Bonds, One   11/11 at 101.00          Aaa     1,769,479
                Renaissance Center Acquisition, Series 2001, 5.000%, 11/01/26 - AMBAC
                Insured

              Cleveland Municipal School District, Cuyahoga County, Ohio, General
              Obligation Bonds, Series 2004:
       1,000    5.000%, 12/01/15 - FSA Insured                                            6/14 at 100.00          AAA     1,076,680
       1,000    5.000%, 12/01/22 - FSA Insured                                            6/14 at 100.00          AAA     1,054,630

       2,605  Columbus City School District, Franklin County, Ohio, General Obligation   12/14 at 100.00          AAA     2,923,722
                Bonds, Series 2004, 5.500%, 12/01/15 - FSA Insured

         400  Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%,      12/14 at 100.00          AA+       426,280
                12/01/21

       1,750  Fairfield City School District, Ohio, General Obligation Refunding Bonds,  12/11 at 100.00          AAA     1,897,193
                Series 2001, 5.375%, 12/01/19 - FGIC Insured

       1,000  Greater Cleveland Regional Transit Authority, Ohio, General Obligation     12/11 at 100.00          Aaa     1,065,080
                Capital Improvement Bonds, Series 2001A, 5.125%, 12/01/21 - MBIA
                Insured

       1,065  Lakewood City School District, Cuyahoga County, Ohio, General Obligation   12/14 at 100.00          AAA     1,171,255
                Bonds, Series 2004, 5.250%, 12/01/16 - FSA Insured

       2,420  Lorain County, Ohio, Limited Tax General Obligation Justice Center Bonds,  12/12 at 100.00          Aaa     2,647,432
                Series 2002, 5.500%, 12/01/22 - FGIC Insured

       2,665  Newark City School District, Licking County, Ohio, General Obligation      12/15 at 100.00          AAA     2,801,155
                Bonds, Series 2005, 5.000%, 12/01/28 - FGIC Insured

       1,050  Olentangy Local School District, Delaware and Franklin Counties, Ohio,      6/14 at 100.00          AAA     1,172,294
                General Obligation Bonds, Series 2004A, 5.500%, 12/01/15 - FGIC Insured

       1,960  Portage County, Ohio, General Obligation Bonds, Series 2001, 5.000%,       12/11 at 100.00          AAA     2,054,942
                12/01/25 - FGIC Insured

       1,000  Powell, Ohio, General Obligation Bonds, Series 2002, 5.500%, 12/01/25 -    12/12 at 100.00          AAA     1,087,730
                FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
      19,615  Total Tax Obligation/General                                                                               21,147,872
-----------------------------------------------------------------------------------------------------------------------------------

              Tax Obligation/Limited - 15.6% (10.4% of Total Investments)

         250  Ohio State Building Authority, State Facilities Bonds, Administrative       4/15 at 100.00          AAA       263,612
                Building Fund Projects, Series 2005A, 5.000%, 4/01/25 - FSA Insured

       1,000  Ohio State Building Authority, State Facilities Bonds, Adult Correctional   4/15 at 100.00          AAA     1,058,340
                Building Fund Project, Series 2005A, 5.000%, 4/01/23 - FSA Insured

       2,500  Ohio, State Appropriation Lease Bonds, Higher Education Capital               No Opt. Call          AAA     2,687,825
                Facilities, Series 2002A-II, 5.500%, 12/01/09 - MBIA Insured

       1,095  Ohio, State Appropriation Lease Bonds, Parks and Recreation Capital        12/13 at 100.00           AA     1,167,577
                Facilities, Series 2004A-II, 5.000%, 12/01/18

       1,000  Puerto Rico Highway and Transportation Authority, Highway Revenue           7/12 at 100.00         BBB+     1,090,460
                Refunding Bonds, Series 2002E, 5.750%, 7/01/24

       1,000  Summit County Port Authority, Ohio, Revenue Bonds, Civic Theatre Project,  12/11 at 100.00          AAA     1,080,640
                Series 2001, 5.500%, 12/01/26 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
       6,845  Total Tax Obligation/Limited                                                                                7,348,454
-----------------------------------------------------------------------------------------------------------------------------------

              Transportation - 7.9% (5.2% of Total Investments)

       3,495  Cleveland, Ohio, Airport System Revenue Bonds, Series 2000A, 5.250%,        1/10 at 101.00          AAA     3,705,749
                1/01/18 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------------

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)         Value
------------------------------------------------------------------------------------------------------------------------------------
              U.S. Guaranteed - 20.1% (13.4% of Total Investments) (4)

$      2,000  Akron, Ohio, Sanitary Sewer System Revenue Refunding Bonds, Series 1997,   12/06 at 101.00          AAA  $  2,057,700
                5.550%, 12/01/16  (Pre-refunded 12/01/06) - MBIA Insured

       1,000  Cleveland, Ohio, General Obligation Bonds, Series 2003, 5.250%, 8/01/18     8/13 at 100.00          AAA     1,098,300
                (Pre-refunded 8/01/13) - FGIC Insured

       4,000  Lebanon City School District, Warren County, Ohio, General Obligation      12/11 at 100.00          AAA     4,406,396
                Bonds, Series 2001, 5.500%, 12/01/21 (Pre-refunded 12/01/11) - FSA
                Insured

       1,710  Marysville Exempted Village School District, Ohio, Certificates of          6/15 at 100.00          AAA     1,890,046
                Participation, School Facilities Project, Series 2005, 5.250%, 12/01/21
                (Pre-refunded 6/01/15) - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
       8,710  Total U.S. Guaranteed                                                                                       9,452,442
------------------------------------------------------------------------------------------------------------------------------------

              Utilities - 9.0% (6.0% of Total Investments)

       2,500  Ohio Air Quality Development Authority, Revenue Refunding Bonds, Ohio       5/09 at 101.00          AAA     2,619,550
                Power Company Project, Series 1999C, 5.150%, 5/01/26 - AMBAC Insured

         595  Ohio Municipal Electric Generation Agency, Beneficial Interest              2/14 at 100.00          AAA       629,052
                Certificates, Belleville Hydroelectric Project - Joint Venture 5,
                Series 2004, 5.000%, 2/15/20 - AMBAC Insured

       1,000  Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds,       9/08 at 102.00          N/R     1,010,000
                Bay Shore Power, Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       4,095  Total Utilities                                                                                             4,258,602
------------------------------------------------------------------------------------------------------------------------------------

              Water and Sewer - 3.4% (2.2% of Total Investments)

       1,500  Ohio Water Development Authority, Revenue Bonds, Fresh Water Development,  12/11 at 100.00          AAA     1,585,830
                Series 2001A, 5.000%, 12/01/21 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     66,180  Total Investments (cost $67,955,909) - 150.0%                                                              70,634,494
============------------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.0%                                                                          454,221
              ----------------------------------------------------------------------------------------------------------------------
              Preferred Shares, at Liquidation Value - (51.0)%                                                          (24,000,000)
              ----------------------------------------------------------------------------------------------------------------------
              Net Assets Applicable to Common Shares - 100%                                                            $ 47,088,715
              ======================================================================================================================

            (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

            (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

            (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

            (4) Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

            N/R   Investment is not rated.

                                 See accompanying notes to financial statements.

Nuveen Ohio Dividend Advantage Municipal Fund 3 (NVJ)

Portfolio of
      Investments January 31, 2006 (Unaudited)

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)         Value
-----------------------------------------------------------------------------------------------------------------------------------
              Consumer Staples - 6.2% (4.2% of Total Investments)

$      2,025  Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed     5/12 at 100.00          BBB  $  2,062,645
                Refunding Bonds, Series 2002, 5.375%, 5/15/33
-----------------------------------------------------------------------------------------------------------------------------------

              Education and Civic Organizations - 11.8% (8.0% of Total Investments)

       2,000  Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western   10/12 at 100.00          AA-     2,181,860
                Reserve University, Series 2002B, 5.500%, 10/01/22

       1,125  Ohio Higher Education Facilities Commission, Revenue Bonds, Ohio Northern   5/12 at 100.00           A2     1,227,645
                University, Series 2002, 5.750%, 5/01/16

         500  Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg     12/15 at 100.00         Baa1       511,080
                University, Series 2005, 5.000%, 12/01/24
-----------------------------------------------------------------------------------------------------------------------------------
       3,625  Total Education and Civic Organizations                                                                     3,920,585
-----------------------------------------------------------------------------------------------------------------------------------

              Health Care - 18.4% (12.4% of Total Investments)

         530  Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital       No Opt. Call         Baa1       537,060
                Facilities Revenue Bonds, Summa Health System, Series 1998A, 5.000%,
                11/15/08

       1,750  Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional    8/12 at 101.00            A     1,846,495
                Medical Center, Series 2002A, 5.500%, 8/15/22

       1,000  Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives,        9/11 at 100.00           AA     1,079,030
                Series 2001, 5.500%, 9/01/12

         500  Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives,        5/14 at 100.00           AA       512,530
                Series 2004A, 5.000%, 5/01/30

       1,000  Parma Community General Hospital Association, Ohio, Hospital Revenue       11/08 at 101.00           A-     1,022,830
                Refunding and Improvement Bonds, Series 1998, 5.375%, 11/01/29

       1,000  Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds,      11/10 at 101.00           A-     1,083,250
                MedCentral Health System Obligated Group, Series 2000B, 6.375%,
                11/15/30
-----------------------------------------------------------------------------------------------------------------------------------
       5,780  Total Health Care                                                                                           6,081,195
-----------------------------------------------------------------------------------------------------------------------------------

              Housing/Single Family - 4.1% (2.8% of Total Investments)

         255  Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program        8/10 at 100.00          Aaa       257,986
                Residential Mortgage Revenue Bonds, Series 2000C, 6.050%, 3/01/32
                (Alternative Minimum Tax)

         725  Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program        8/10 at 100.00          Aaa       739,906
                Residential Mortgage Revenue Bonds, Series 2000D, 5.450%, 9/01/31
                (Alternative Minimum Tax)

         345  Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program        8/10 at 100.00          Aaa       352,883
                Residential Mortgage Revenue Bonds, Series 2000F, 5.625%, 9/01/16
-----------------------------------------------------------------------------------------------------------------------------------
       1,325  Total Housing/Single Family                                                                                 1,350,775
-----------------------------------------------------------------------------------------------------------------------------------

              Long-Term Care - 1.5% (1.0% of Total Investments)

         500  Hamilton County, Ohio, Healthcare Facilities Improvement Revenue Bonds,    10/08 at 102.00          BBB       521,630
                Twin Towers, Series 1999A, 5.750%, 10/01/19
-----------------------------------------------------------------------------------------------------------------------------------

              Tax Obligation/General - 45.0% (30.4% of Total Investments)

       2,000  Canal Winchester Local School District, Franklin and Fairfield Counties,   12/08 at 102.00          AAA     2,117,940
                Ohio, Unlimited Tax General Obligation School Improvement Bonds, Series
                1998, 5.300%, 12/01/25 - FGIC Insured

         300  Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%,      12/14 at 100.00          AA+       319,710
                12/01/21

       1,475  Eaton City School District, Preble County, Ohio, General Obligation Bonds, 12/12 at 101.00          Aaa     1,652,502
                Series 2002, 5.750%, 12/01/21 - FGIC Insured

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)  Ratings (3)         Value
-----------------------------------------------------------------------------------------------------------------------------------
              Tax Obligation/General (continued)

$      2,000  Granville Exempt Village School District, Ohio, General Obligation Bonds,  12/11 at 100.00          Aa2  $  2,155,880
                Series 2001, 5.500%, 12/01/28

       1,000  Kenston Local School District, Geauga County, Ohio, General Obligation      6/13 at 100.00          Aaa     1,054,960
                Bonds, Series 2003, 5.000%, 12/01/22 - MBIA Insured

       1,270  Lorain, Ohio, General Obligation Bonds, Series 2002, 5.125%, 12/01/26 -    12/12 at 100.00          Aaa     1,332,929
                AMBAC Insured

       1,190  Miami East Local School District, Miami County, Ohio, General Obligation   12/12 at 100.00          AAA     1,264,042
                Bonds, Series 2002, 5.125%, 12/01/29 - FSA Insured

       1,000  Ohio, Common Schools Capital Facilities, General Obligation Bonds, Series   9/11 at 100.00          AA+     1,061,020
                2001B, 5.000%, 9/15/20

       1,000  Olentangy Local School District, Delaware and Franklin Counties, Ohio,      6/14 at 100.00          AAA     1,090,970
                General Obligation Bonds, Series 2004A, 5.250%, 12/01/21 - FGIC Insured

       1,535  Pickerington Local School District, Fairfield and Franklin Counties, Ohio, 12/11 at 100.00          AAA     1,653,302
                General Obligation Bonds, School Facilities Construction and
                Improvement, Series 2001, 5.250%, 12/01/20 - FGIC Insured

       1,130  Solon, Ohio, General Obligation Refunding and Improvement Bonds, Series    12/12 at 100.00          AA+     1,204,716
                2002, 5.000%, 12/01/18
-----------------------------------------------------------------------------------------------------------------------------------
      13,900  Total Tax Obligation/General                                                                               14,907,971
-----------------------------------------------------------------------------------------------------------------------------------

              Tax Obligation/Limited - 21.3% (14.4% of Total Investments)

       1,000  Midview Local School District, Lorain County, Ohio, Certificates of         5/13 at 100.00            A     1,022,500
                Participation, Series 2003, 5.000%, 11/01/30

       1,250  Ohio State Building Authority, State Facilities Bonds, Administrative       4/12 at 100.00          AAA     1,363,263
                Building Fund Projects, Series 2002A, 5.500%, 4/01/18 - FSA Insured

         200  Ohio State Building Authority, State Facilities Bonds, Administrative       4/15 at 100.00          AAA       210,890
                Building Fund Projects, Series 2005A, 5.000%, 4/01/25 - FSA Insured

       2,000  Ohio, State Appropriation Lease Bonds, Higher Education Capital               No Opt. Call          AAA     2,150,260
                Facilities, Series 2002A-II, 5.500%, 12/01/09 - MBIA Insured

       2,000  Puerto Rico Public Buildings Authority, Guaranteed Government Facilities      No Opt. Call          AAA     2,303,897
                Revenue Bonds, Series 1993L, 5.500%, 7/01/21 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------------
       6,450  Total Tax Obligation/Limited                                                                                7,050,810
-----------------------------------------------------------------------------------------------------------------------------------

              Transportation - 9.0% (6.1% of Total Investments)

       1,140  Columbus Municipal Airport Authority, Ohio, Airport Improvement Revenue       No Opt. Call          AAA     1,221,385
                Bonds, Port Columbus International Airport Project, Series 1998B,
                5.250%, 1/01/11 - AMBAC Insured

       1,550  Ohio Turnpike Commission, Revenue Bonds, Series 1998A, 5.500%, 2/15/18 -      No Opt. Call          AAA     1,771,201
                FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
       2,690  Total Transportation                                                                                        2,992,586
-----------------------------------------------------------------------------------------------------------------------------------

              U.S. Guaranteed - 19.5% (13.2% of Total Investments) (4)

       1,000  Akron, Ohio, Sanitary Sewer System Revenue Refunding Bonds, Series 1997,   12/06 at 101.00          AAA     1,028,850
                5.550%, 12/01/16 (Pre-refunded 12/01/06) - MBIA Insured

       1,500  Hamilton County, Ohio, Sewer System Revenue Refunding and Improvement      12/11 at 100.00          AAA     1,632,810
                Bonds, Metropolitan Sewer District of Greater Cincinnati, Series 2001A,
                5.250%, 12/01/18 (Pre-refunded 12/01/11) - MBIA Insured

       1,000  Hilliard, Ohio, General Obligation Bonds, Series 2002, 5.375%, 12/01/22    12/12 at 100.00      AA- (4)     1,104,590
                (Pre-refunded 12/01/12)

       1,425  Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering       4/10 at 101.00        A (4)     1,612,088
                Medical Center, Series 1999, 6.750%, 4/01/18 (Pre-refunded 4/01/10)

       1,000  Ohio State University, General Receipts Bonds, Series 1999A, 5.800%,       12/09 at 101.00       AA (4)     1,093,740
                12/01/29 (Pre-refunded 12/01/09)
-----------------------------------------------------------------------------------------------------------------------------------
       5,925  Total U.S. Guaranteed                                                                                       6,472,078
-----------------------------------------------------------------------------------------------------------------------------------

      Portfolio of Investments January 31, 2006 (Unaudited)

   Principal                                                                               Optional Call
Amount (000)  Description (1)                                                             Provisions (2)   Ratings (3)        Value
-----------------------------------------------------------------------------------------------------------------------------------
              Utilities - 4.9% (3.3% of Total Investments)

$      1,500  American Municipal Power Ohio Inc., Wadsworth, Electric System              2/12 at 100.00          Aaa  $  1,611,750
                Improvement Revenue Bonds, Series 2002, 5.250%, 2/15/17 - MBIA Insured
-----------------------------------------------------------------------------------------------------------------------------------

              Water and Sewer - 4.8% (3.2% of Total Investments)

       1,500  Ohio Water Development Authority, Revenue Bonds, Fresh Water Development,  12/11 at 100.00          AAA     1,585,830
                Series 2001A, 5.000%, 12/01/21 - FSA Insured
-----------------------------------------------------------------------------------------------------------------------------------
$     45,220  Total Long-Term Investments (cost $45,976,775) - 146.5%                                                    48,557,855
============-----------------------------------------------------------------------------------------------------------------------

              Short-Term Investments - 1.7% (1.0% of Total Investments)

         550  Puerto Rico Government Development Bank, Adjustable Refunding Bonds,          No Opt. Call       VMIG-1       550,000
                Variable Rate Demand Obligations, Series 1985, 2.930%, 12/01/15 - MBIA
                Insured (5)
-----------------------------------------------------------------------------------------------------------------------------------
$        550  Total Short-Term Investments (cost $550,000)                                                                  550,000
============-----------------------------------------------------------------------------------------------------------------------
              Total Investments (cost $46,526,775) - 148.2%                                                              49,107,855
              ---------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 1.6%                                                                          522,317
              ---------------------------------------------------------------------------------------------------------------------
              Preferred Shares, at Liquidation Value - (49.8)%                                                          (16,500,000)
              ---------------------------------------------------------------------------------------------------------------------
              Net Assets Applicable to Common Shares - 100%                                                            $ 33,130,172
              =====================================================================================================================

            (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

            (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

            (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

            (4) Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

            (5) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

Statement of
      Assets and Liabilities January 31, 2006 (Unaudited)

                                                                    Michigan       Michigan       Michigan
                                                                     Quality        Premium       Dividend
                                                                      Income         Income      Advantage
                                                                       (NUM)          (NMP)          (NZW)
----------------------------------------------------------------------------------------------------------
Assets
Investments, at value (cost $256,014,375, $163,304,801 and
   $44,070,284, respectively)                                   $272,405,027   $171,668,935   $ 46,404,060
Cash                                                                      --             --        385,350
Interest receivable                                                3,122,410      2,265,680        554,672
Unrealized appreciation on forward swaps                                  --             --         43,423
Other assets                                                          16,496          7,576          7,947
----------------------------------------------------------------------------------------------------------
       Total assets                                              275,543,933    173,942,191     47,395,452
----------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                        14,495        460,256             --
Accrued expenses:
   Management fees                                                   148,005         93,808         13,685
   Other                                                              63,823         49,771          6,971
Preferred share dividends payable                                     32,181         15,761          7,888
----------------------------------------------------------------------------------------------------------
       Total liabilities                                             258,504        619,596         28,544
----------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                            94,000,000     56,000,000     16,000,000
----------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                          $181,285,429   $117,322,595   $ 31,366,908
==========================================================================================================
Common shares outstanding                                         11,714,953      7,748,342      2,062,472
==========================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                        $      15.47   $      15.14   $      15.21
==========================================================================================================
Net assets applicable to Common shares consist of:
----------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                         $    117,150   $     77,483   $     20,625
Paid-in surplus                                                  163,946,943    108,352,273     29,206,502
Undistributed (over-distribution of) net investment income           553,499        425,196        175,322
Accumulated net realized gain (loss) from investments and
   derivative transactions                                           277,185        103,509       (412,740)
Net unrealized appreciation (depreciation) of investments and
   derivative transactions                                        16,390,652      8,364,134      2,377,199
----------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                          $181,285,429   $117,322,595   $ 31,366,908
==========================================================================================================
Authorized shares:
   Common                                                        200,000,000    200,000,000      Unlimited
   Preferred                                                       1,000,000      1,000,000      Unlimited
==========================================================================================================

                                 See accompanying notes to financial statements.

Statement of
      Assets and Liabilities January 31, 2006 (Unaudited) (continued)

                                                                        Ohio           Ohio           Ohio           Ohio
                                                                     Quality       Dividend       Dividend       Dividend
                                                                      Income      Advantage    Advantage 2    Advantage 3
                                                                       (NUO)          (NXI)          (NBJ)          (NVJ)
-------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at value (cost $222,344,877, $90,738,065,
   $67,955,909 and $46,526,775, respectively)                   $232,638,734   $ 95,138,830   $ 70,634,494   $ 49,107,855
Cash                                                                 147,758             --             --             --
Interest receivable                                                2,754,646      1,180,173        749,048        592,728
Unrealized appreciation on forward swaps                                  --             --             --             --
Other assets                                                           4,286          3,113          8,049          2,962
-------------------------------------------------------------------------------------------------------------------------
       Total assets                                              235,545,424     96,322,116     71,391,591     49,703,545
-------------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                            --        460,576        267,043         38,040
Accrued expenses:
   Management fees                                                   126,889         27,661         20,529         14,317
   Other                                                              71,981         16,413         11,558         11,425
Preferred share dividends payable                                     25,738         15,283          3,746          9,591
-------------------------------------------------------------------------------------------------------------------------
       Total liabilities                                             224,608        519,933        302,876         73,373
-------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                            77,000,000     31,000,000     24,000,000     16,500,000
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                          $158,320,816   $ 64,802,183   $ 47,088,715   $ 33,130,172
=========================================================================================================================
Common shares outstanding                                          9,727,482      4,239,643      3,119,982      2,157,883
=========================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                        $      16.28   $      15.28   $      15.09   $      15.35
=========================================================================================================================
Net assets applicable to Common shares consist of:
-------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                         $     97,275   $     42,396   $     31,200   $     21,579
Paid-in surplus                                                  147,505,013     60,198,592     44,232,309     30,532,224
Undistributed (Over-distribution of) net investment income           405,983        160,407         86,821            209
Accumulated net realized gain (loss) from investments and
   derivative transactions                                            18,688             23         59,800         (4,920)
Net unrealized appreciation (depreciation) of investments and
   derivative transactions                                        10,293,857      4,400,765      2,678,585      2,581,080
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                          $158,320,816   $ 64,802,183   $ 47,088,715   $ 33,130,172
=========================================================================================================================
Authorized shares:
   Common                                                        200,000,000      Unlimited      Unlimited      Unlimited
   Preferred                                                       1,000,000      Unlimited      Unlimited      Unlimited
=========================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
      Operations Six Months Ended January 31, 2006 (Unaudited)

                                                                    Michigan       Michigan       Michigan
                                                                     Quality        Premium       Dividend
                                                                      Income         Income      Advantage
                                                                       (NUM)          (NMP)          (NZW)
----------------------------------------------------------------------------------------------------------
Investment Income                                               $  6,724,150   $  4,255,465   $  1,130,026
----------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                      882,899        560,503        153,265
Preferred shares - auction fees                                      120,297         71,650         20,472
Preferred shares - dividend disbursing agent fees                     10,932         10,575          5,041
Shareholders' servicing agent fees and expenses                       13,651         10,300            418
Custodian's fees and expenses                                         44,305         22,667          9,464
Directors'/Trustees' fees and expenses                                 2,795          1,799            507
Professional fees                                                      9,502          7,673          5,233
Shareholders' reports - printing and mailing expenses                 19,864          9,705          5,008
Stock exchange listing fees                                            5,281          5,294             88
Investor relations expense                                            18,060         11,690          3,143
Other expenses                                                        14,474          8,023          5,897
----------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and
   expense reimbursement                                           1,142,060        719,879        208,536
   Custodian fee credit                                              (16,261)        (7,165)        (2,779)
   Expense reimbursement                                                  --             --        (71,859)
----------------------------------------------------------------------------------------------------------
Net expenses                                                       1,125,799        712,714        133,898
----------------------------------------------------------------------------------------------------------
Net investment income                                              5,598,351      3,542,751        996,128
----------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments                            837,604        314,920         37,454
Net realized gain (loss) from forward swaps                               --             --            363
Change in net unrealized appreciation (depreciation)
   of investments                                                 (3,630,717)    (1,918,091)      (436,231)
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                       --             --         48,645
----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                           (2,793,113)    (1,603,171)      (349,769)
----------------------------------------------------------------------------------------------------------
Distributions to Preferred Shareholders
From net investment income                                        (1,058,319)      (603,700)      (193,328)
From accumulated net realized gains                                 (204,980)      (177,593)            --
----------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                   (1,263,299)      (781,293)      (193,328)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from operations                                       $  1,541,939   $  1,158,287   $    453,031
==========================================================================================================

                                 See accompanying notes to financial statements.

Statement of
      Operations Six Months Ended January 31, 2006 (Unaudited) (continued)

                                                                        Ohio           Ohio           Ohio           Ohio
                                                                     Quality       Dividend       Dividend       Dividend
                                                                      Income      Advantage    Advantage 2    Advantage 3
                                                                       (NUO)          (NXI)          (NBJ)          (NVJ)
-------------------------------------------------------------------------------------------------------------------------
Investment Income                                               $  5,762,778   $  2,283,023   $  1,636,043   $  1,158,348
-------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                      754,921        310,093        230,301        160,465
Preferred shares - auction fees                                       98,521         39,620         30,748         21,110
Preferred shares - dividend disbursing agent fees                     15,123          5,041          5,039          5,041
Shareholders' servicing agent fees and expenses                       15,014            732            630            510
Custodian's fees and expenses                                         32,319         15,612         14,299          7,089
Directors'/Trustees' fees and expenses                                 2,170          1,037            745            545
Professional fees                                                      7,877          6,102          5,711          5,205
Shareholders' reports - printing and mailing expenses                  4,374          8,133          6,541          5,091
Stock exchange listing fees                                            5,322            182            134             92
Investor relations expense                                            15,646          6,171          4,642          3,373
Other expenses                                                        10,835          7,261          5,832          5,100
-------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and
   expense reimbursement                                             962,122        399,984        304,622        213,621
   Custodian fee credit                                               (5,856)        (9,576)        (8,017)        (4,291)
   Expense reimbursement                                                  --       (145,387)      (107,977)       (75,234)
-------------------------------------------------------------------------------------------------------------------------
Net expenses                                                         956,266        245,021        188,628        134,096
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                              4,806,512      2,038,002      1,447,415      1,024,252
-------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments                             29,329         24,166        131,179           (137)
Net realized gain (loss) from forward swaps                               --             --             --             --
Change in net unrealized appreciation (depreciation)
   of investments                                                 (2,021,903)      (772,515)      (694,013)      (412,479)
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                       --             --             --             --
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                           (1,992,574)      (748,349)      (562,834)      (412,616)
-------------------------------------------------------------------------------------------------------------------------
Distributions to Preferred Shareholders
From net investment income                                          (919,230)      (380,806)      (286,513)      (210,762)
From accumulated net realized gains                                  (76,287)       (18,831)       (22,844)            --
-------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                     (995,517)      (399,637)      (309,357)      (210,762)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from operations                                       $  1,818,421   $    890,016   $    575,224   $    400,874
=========================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
      Changes in Net Assets (Unaudited)

                                                         Michigan                          Michigan
                                                   Quality Income (NUM)              Premium Income (NMP)
                                              ------------------------------    ------------------------------
                                                 Six Months                        Six Months
                                                      Ended       Year Ended            Ended       Year Ended
                                                    1/31/06          7/31/05          1/31/06          7/31/05
--------------------------------------------------------------------------------------------------------------
Operations
Net investment income                         $   5,598,351    $  11,434,474    $   3,542,751    $   7,216,850
Net realized gain (loss) from investments           837,604        1,581,756          314,920        1,197,250
Net realized gain (loss) from forward swaps              --               --               --               --
Change in net unrealized appreciation
   (depreciation) of investments                 (3,630,717)       4,992,452       (1,918,091)       2,658,205
Change in net unrealized appreciation
   (depreciation) of forward swaps                       --               --               --               --
Distributions to Preferred Shareholders:
   From net investment income                    (1,058,319)      (1,477,435)        (603,700)        (885,902)
   From accumulated net realized gains             (204,980)         (81,692)        (177,593)         (11,575)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                1,541,939       16,449,555        1,158,287       10,174,828
--------------------------------------------------------------------------------------------------------------
Distributions to Common Shareholders
From net investment income                       (4,977,269)     (10,880,505)      (3,217,539)      (7,012,719)
From accumulated net realized gains              (1,317,945)      (1,296,599)      (1,135,489)        (357,099)
--------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                        (6,295,214)     (12,177,104)      (4,353,028)      (7,369,818)
--------------------------------------------------------------------------------------------------------------
Capital Share Transactions
Net proceeds from Common shares
      issued to shareholders due to
      reinvestment of distributions                 139,064          513,084           42,597          140,855
Preferred shares offering costs                          --               --               --               --
--------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares from
   capital share transactions                       139,064          513,084           42,597          140,855
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                   (4,614,211)       4,785,535       (3,152,144)       2,945,865
Net assets applicable to Common
   shares at the beginning of period            185,899,640      181,114,105      120,474,739      117,528,874
--------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                $ 181,285,429    $ 185,899,640    $ 117,322,595    $ 120,474,739
==============================================================================================================
Undistributed (Over-distribution of)
   net investment income at the end
   of period                                  $     553,499    $     990,736    $     425,196    $     703,684
==============================================================================================================

                                                         Michigan
                                                 Dividend Advantage (NZW)
                                              ------------------------------
                                                 Six Months
                                                      Ended       Year Ended
                                                    1/31/06          7/31/05
----------------------------------------------------------------------------
Operations
Net investment income                         $     996,128    $   2,018,904
Net realized gain (loss) from investments            37,454          129,220
Net realized gain (loss) from forward swaps             363         (496,596)
Change in net unrealized appreciation
   (depreciation) of investments                   (436,231)       1,604,711
Change in net unrealized appreciation
   (depreciation) of forward swaps                   48,645           59,406
Distributions to Preferred Shareholders:
   From net investment income                      (193,328)        (229,801)
   From accumulated net realized gains                   --               --
----------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                  453,031        3,085,844
----------------------------------------------------------------------------
Distributions to Common Shareholders
From net investment income                         (921,814)      (1,842,204)
From accumulated net realized gains                      --               --
----------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                          (921,814)      (1,842,204)
----------------------------------------------------------------------------
Capital Share Transactions
Net proceeds from Common shares
      issued to shareholders due to
      reinvestment of distributions                  15,029           24,803
Preferred shares offering costs                          --           13,775
----------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares from
   capital share transactions                        15,029           38,578
----------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                     (453,754)       1,282,218
Net assets applicable to Common
   shares at the beginning of period             31,820,662       30,538,444
----------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                $  31,366,908    $  31,820,662
============================================================================
Undistributed (Over-distribution of)
   net investment income at the end
   of period                                  $     175,322    $     294,336
============================================================================

                                 See accompanying notes to financial statements.

Statement of
      Changes in Net Assets (Unaudited) (continued)

                                                           Ohio                              Ohio
                                                   Quality Income (NUO)            Dividend Advantage (NXI)
                                              ------------------------------    ------------------------------
                                                 Six Months                        Six Months
                                                      Ended       Year Ended            Ended       Year Ended
                                                    1/31/06          7/31/05          1/31/06          7/31/05
--------------------------------------------------------------------------------------------------------------
Operations
Net investment income                         $   4,806,512    $   9,930,851    $   2,038,002    $   4,243,742
Net realized gain (loss) from investments            29,329          795,602           24,166          285,990
Net realized gain (loss) from forward swaps              --               --               --               --
Change in net unrealized appreciation
   (depreciation) of investments                 (2,021,903)       3,879,996         (772,515)       2,106,549
Change in net unrealized appreciation
   (depreciation) of forward swaps                       --               --               --               --
Distributions to Preferred Shareholders:
   From net investment income                      (919,230)      (1,186,754)        (380,806)        (473,047)
   From accumulated net realized gains              (76,287)         (14,809)         (18,831)              --
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                1,818,421       13,404,886          890,016        6,163,234
--------------------------------------------------------------------------------------------------------------
Distributions to Common Shareholders
 From net investment income                      (4,291,485)      (9,486,568)      (1,886,891)      (4,050,053)
 From accumulated net realized gains               (528,190)        (345,280)        (143,033)              --
--------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                        (4,819,675)      (9,831,848)      (2,029,924)      (4,050,053)
--------------------------------------------------------------------------------------------------------------
Capital Share Transactions
Net proceeds from Common shares
      issued to shareholders due to
      reinvestment of distributions                 340,569          774,356           69,503          117,890
Preferred shares offering costs                          --               --               --               --
--------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares from
   capital share transactions                       340,569          774,356           69,503          117,890
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                   (2,660,685)       4,347,394       (1,070,405)       2,231,071
Net assets applicable to Common
   shares at the beginning of period            160,981,501      156,634,107       65,872,588       63,641,517
--------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                $ 158,320,816    $ 160,981,501    $  64,802,183    $  65,872,588
==============================================================================================================
Undistributed (Over-distribution of)
   net investment income at the end
   of period                                  $     405,983    $     810,186    $     160,407    $     390,102
==============================================================================================================

                                                           Ohio
                                                Dividend Advantage 2 (NBJ)
                                              ------------------------------
                                                 Six Months
                                                      Ended       Year Ended
                                                    1/31/06          7/31/05
----------------------------------------------------------------------------
Operations
Net investment income                         $   1,447,415    $   2,953,831
Net realized gain (loss) from investments           131,179          218,487
Net realized gain (loss) from forward swaps              --               --
Change in net unrealized appreciation
   (depreciation) of investments                   (694,013)       1,685,657
Change in net unrealized appreciation
   (depreciation) of forward swaps                       --               --
Distributions to Preferred Shareholders:
   From net investment income                      (286,513)        (377,637)
   From accumulated net realized gains              (22,844)          (3,841)
----------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                  575,224        4,476,497
----------------------------------------------------------------------------
Distributions to Common Shareholders
 From net investment income                      (1,288,638)      (2,813,531)
 From accumulated net realized gains               (149,743)         (65,438)
----------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                        (1,438,381)      (2,878,969)
----------------------------------------------------------------------------
Capital Share Transactions
Net proceeds from Common shares
      issued to shareholders due to
      reinvestment of distributions                  14,703           56,222
Preferred shares offering costs                          --           14,942
----------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares from
   capital share transactions                        14,703           71,164
----------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                     (848,454)       1,668,692
Net assets applicable to Common
   shares at the beginning of period             47,937,169       46,268,477
----------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                $  47,088,715    $  47,937,169
============================================================================
Undistributed (Over-distribution of)
   net investment income at the end
   of period                                  $      86,821    $     214,557
============================================================================

                                 See accompanying notes to financial statements.

                                                           Ohio
                                                Dividend Advantage 3 (NVJ)
                                              ------------------------------
                                                 Six Months
                                                      Ended       Year Ended
                                                    1/31/06          7/31/05
----------------------------------------------------------------------------
Operations
Net investment income                         $   1,024,252    $   2,057,495
Net realized gain (loss) from investments              (137)          (4,849)
Net realized gain (loss) from forward swaps              --               --
Change in net unrealized appreciation
   (depreciation) of investments                   (412,479)       1,502,016
Change in net unrealized appreciation
   (depreciation) of forward swaps                       --               --
Distributions to Preferred Shareholders:
   From net investment income                      (210,762)        (245,582)
   From accumulated net realized gains                   --           (2,521)
----------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                  400,874        3,306,559
----------------------------------------------------------------------------
Distributions to Common Shareholders
From net investment income                         (878,255)      (1,872,857)
From accumulated net realized gains                      --          (39,484)
----------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                          (878,255)      (1,912,341)
----------------------------------------------------------------------------
Capital Share Transactions
Net proceeds from Common shares
      issued to shareholders due to
      reinvestment of distributions                   1,605            3,478
Preferred shares offering costs                          --               --
----------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares from
   capital share transactions                         1,605            3,478
----------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                     (475,776)       1,397,696
Net assets applicable to Common
   shares at the beginning of period             33,605,948       32,208,252
----------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                $  33,130,172    $  33,605,948
============================================================================
Undistributed (Over-distribution of)
   net investment income at the end
   of period                                  $         209    $      64,974
============================================================================

                                 See accompanying notes to financial statements.

Notes to
      Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The state funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Michigan Quality Income Municipal Fund, Inc. (NUM), Nuveen Michigan Premium Income Municipal Fund, Inc. (NMP), Nuveen Michigan Dividend Advantage Municipal Fund (NZW), Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO), Nuveen Ohio Dividend Advantage Municipal Fund
(NXI), Nuveen Ohio Dividend Advantage Municipal Fund 2 (NBJ) and Nuveen Ohio Dividend Advantage Municipal Fund 3 (NVJ). Common shares of Michigan Quality Income (NUM), Michigan Premium Income (NMP), and Ohio Quality Income (NUO) are traded on the New York Stock Exchange while Common shares of Michigan Dividend Advantage (NZW), Ohio Dividend Advantage (NXI), Ohio Dividend Advantage 2 (NBJ) and Ohio Dividend Advantage 3 (NVJ) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and applicable state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of derivative investments are also provided by an independent pricing service approved by each Fund's Board of Directors/Trustees. If the pricing service is unable to supply a price for a municipal bond or derivative investment, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value quote for an investment is unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At January 31, 2006, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and applicable state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one or more Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                                                Michigan        Michigan        Michigan
                                                                                 Quality         Premium        Dividend
                                                                                  Income          Income       Advantage
                                                                                   (NUM)           (NMP)           (NZW)
------------------------------------------------------------------------------------------------------------------------
Number of shares:
  Series M                                                                            --             840              --
  Series W                                                                            --              --             640
  Series TH                                                                        3,200           1,400              --
  Series F                                                                           560              --              --
------------------------------------------------------------------------------------------------------------------------
Total                                                                              3,760           2,240             640
========================================================================================================================

                                                                    Ohio            Ohio            Ohio            Ohio
                                                                 Quality        Dividend        Dividend        Dividend
                                                                  Income       Advantage     Advantage 2     Advantage 3
                                                                   (NUO)           (NXI)           (NBJ)           (NVJ)
------------------------------------------------------------------------------------------------------------------------
Number of shares:
  Series M                                                           680              --              --              --
  Series T                                                            --              --              --             660
  Series W                                                            --           1,240              --              --
  Series TH                                                        1,400              --              --              --
  Series TH2                                                       1,000              --              --              --
  Series F                                                            --              --             960              --
------------------------------------------------------------------------------------------------------------------------
Total                                                              3,080           1,240             960             660
========================================================================================================================

Forward Swap Transactions

The Funds are authorized to invest in certain derivative financial instruments. The Funds' use of forward interest rate swap transactions is intended to mitigate the negative impact that an increase in long-term interest rates could have on Common share net asset value. Forward interest rate swap transactions involve each Fund's agreement with the counterparty to pay, in the future, a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract, and would increase or decrease in value based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date were to increase or decrease. The Funds may close out a contract prior to the effective date, at which point a realized gain or loss would be recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated to, terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To minimize such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Notes to
      Financial Statements (Unaudited) (continued)

Indemnifications

Under the Funds' organizational documents, their Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Common shares were as follows:

                                         Michigan Quality          Michigan Premium          Michigan Dividend
                                           Income (NUM)              Income (NMP)             Advantage (NZW)
                                      -----------------------   -----------------------   -----------------------
                                      Six Months                Six Months                Six Months
                                           Ended   Year Ended        Ended   Year Ended        Ended   Year Ended
                                         1/31/06      7/31/05      1/31/06      7/31/05      1/31/06      7/31/05
-----------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of distributions           8,799       31,281        2,719        8,960          946        1,581
=================================================================================================================

                                           Ohio Quality              Ohio Dividend             Ohio Dividend
                                           Income (NUO)             Advantage (NXI)          Advantage 2 (NBJ)
                                      -----------------------   -----------------------   -----------------------
                                      Six Months                Six Months                Six Months
                                           Ended   Year Ended        Ended   Year Ended        Ended   Year Ended
                                         1/31/06      7/31/05      1/31/06      7/31/05      1/31/06      7/31/05
-----------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of distributions          20,497       44,115        4,175        7,184          941        3,544
=================================================================================================================

                                                                                               Ohio Dividend
                                                                                             Advantage 3 (NVJ)
                                                                                          -----------------------
                                                                                          Six Months
                                                                                               Ended   Year Ended
                                                                                             1/31/06      7/31/05
-----------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to
   reinvestment of distributions                                                                 102          217
=================================================================================================================

3. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended January 31, 2006, were as follows:

                                                                                Michigan        Michigan        Michigan
                                                                                 Quality         Premium        Dividend
                                                                                  Income          Income       Advantage
                                                                                   (NUM)           (NMP)           (NZW)
------------------------------------------------------------------------------------------------------------------------
Purchases                                                                   $ 13,901,630    $  1,880,346    $    113,943
Sales and maturities                                                          14,519,905       3,244,709       1,001,322
========================================================================================================================

                                                                    Ohio            Ohio            Ohio            Ohio
                                                                 Quality        Dividend        Dividend        Dividend
                                                                  Income       Advantage     Advantage 2     Advantage 3
                                                                   (NUO)           (NXI)           (NBJ)           (NVJ)
------------------------------------------------------------------------------------------------------------------------
Purchases                                                   $  7,910,975    $  2,657,285    $  2,779,728    $         --
Sales and maturities                                           8,235,880       1,915,000       2,594,040         350,000
========================================================================================================================

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At January 31, 2006, the cost of investments was as follows:

                                                                                Michigan        Michigan        Michigan
                                                                                 Quality         Premium        Dividend
                                                                                  Income          Income       Advantage
                                                                                   (NUM)           (NMP)           (NZW)
------------------------------------------------------------------------------------------------------------------------
Cost of investments                                                         $256,104,818    $163,270,174    $ 44,482,567
========================================================================================================================

                                                                    Ohio            Ohio            Ohio            Ohio
                                                                 Quality        Dividend        Dividend        Dividend
                                                                  Income       Advantage     Advantage 2     Advantage 3
                                                                   (NUO)           (NXI)           (NBJ)           (NVJ)
------------------------------------------------------------------------------------------------------------------------
Cost of investments                                         $222,282,819    $ 90,665,030    $ 67,943,085    $ 46,516,016
========================================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2006, were as follows:

                                                                                Michigan        Michigan        Michigan
                                                                                 Quality         Premium        Dividend
                                                                                  Income          Income       Advantage
                                                                                   (NUM)           (NMP)           (NZW)
------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                             $ 16,738,304    $  8,624,152    $  2,380,770
   Depreciation                                                                 (438,095)       (225,391)       (459,277)
------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                   $ 16,300,209    $  8,398,761    $  1,921,493
========================================================================================================================

                                                                    Ohio            Ohio            Ohio            Ohio
                                                                 Quality        Dividend        Dividend        Dividend
                                                                  Income       Advantage     Advantage 2     Advantage 3
                                                                   (NUO)           (NXI)           (NBJ)           (NVJ)
------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                             $ 10,508,065    $  4,561,626    $  2,745,962    $  2,614,356
   Depreciation                                                 (152,150)        (87,826)        (54,553)        (22,517)
------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments   $ 10,355,915    $  4,473,800    $  2,691,409    $  2,591,839
========================================================================================================================

Notes to
      Financial Statements (Unaudited) (continued)

The tax components of undistributed net investment income and net realized gains at July 31, 2005, the Funds' last fiscal year end, were as follows:

                                                                                Michigan        Michigan        Michigan
                                                                                 Quality         Premium        Dividend
                                                                                  Income          Income       Advantage
                                                                                   (NUM)           (NMP)           (NZW)
------------------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                                       $  1,766,789    $  1,206,094    $    448,052
Undistributed net ordinary income **                                                  --          20,208              --
Undistributed net long-term capital gains                                      1,139,426       1,101,668              --
========================================================================================================================

                                                                    Ohio            Ohio            Ohio            Ohio
                                                                 Quality        Dividend        Dividend        Dividend
                                                                  Income       Advantage     Advantage 2     Advantage 3
                                                                   (NUO)           (NXI)           (NBJ)           (NVJ)
------------------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                       $  1,515,578    $    655,225    $    430,138    $    208,689
Undistributed net ordinary income **                                  --           8,426             350              --
Undistributed net long-term capital gains                        593,836         137,721         101,207              --
========================================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on July 1, 2005, paid on August 1, 2005.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended July 31, 2005, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                                                Michigan        Michigan        Michigan
                                                                                 Quality         Premium        Dividend
                                                                                  Income          Income       Advantage
                                                                                   (NUM)           (NMP)           (NZW)
------------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                                    $ 12,353,910    $  7,901,622    $  2,070,374
Distributions from net ordinary income **                                         68,743          44,066              --
Distributions from net long-term capital gains                                 1,378,291         363,651              --
========================================================================================================================

                                                                    Ohio            Ohio            Ohio            Ohio
                                                                 Quality        Dividend        Dividend        Dividend
                                                                  Income       Advantage     Advantage 2     Advantage 3
                                                                   (NUO)           (NXI)           (NBJ)           (NVJ)
------------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                    $ 10,725,327    $  4,531,442    $  3,201,799    $  2,124,939
Distributions from net ordinary income **                         59,986              --           4,973              --
Distributions from net long-term capital gains                   300,638              --          69,279          41,879
========================================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At July 31, 2005, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                                                Michigan            Ohio
                                                                                                Dividend        Dividend
                                                                                               Advantage     Advantage 3
                                                                                                   (NZW)           (NVJ)
------------------------------------------------------------------------------------------------------------------------
Expiration Year:
   2011                                                                                     $     35,129    $         --
   2012                                                                                               --              --
   2013                                                                                               --           1,451
------------------------------------------------------------------------------------------------------------------------
Total                                                                                       $     35,129    $      1,451
========================================================================================================================

Ohio Dividend Advantage 3 elected to defer net realized losses from investments incurred from November 1, 2004 through July 31, 2005 ("post-October losses") in accordance with Federal income tax regulations. The post-October losses of $3,332 were treated as having arisen on the first day of the current fiscal year.

5. Management Fee and Other Transactions with Affiliates

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser), a wholly owned subsidiary of Nuveen Investments, Inc., and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                                                                           Michigan Quality Income (NUM)
                                                                                           Michigan Premium Income (NMP)
                                                                                               Ohio Quality Income (NUO)
Average Daily Net Assets (including net assets attributable to Preferred shares)                     Fund-Level Fee Rate
------------------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                                        .4500%
For the next $125 million                                                                                         .4375
For the next $250 million                                                                                         .4250
For the next $500 million                                                                                         .4125
For the next $1 billion                                                                                           .4000
For the next $3 billion                                                                                           .3875
For net assets over $5 billion                                                                                    .3750
========================================================================================================================

                                                                                       Michigan Dividend Advantage (NZW)
                                                                                           Ohio Dividend Advantage (NXI)
                                                                                         Ohio Dividend Advantage 2 (NBJ)
                                                                                         Ohio Dividend Advantage 3 (NVJ)
Average Daily Net Assets (including net assets attributable to Preferred shares)                     Fund-Level Fee Rate
------------------------------------------------------------------------------------------------------------------------
For the first $125 million                                                                                        .4500%
For the next $125 million                                                                                         .4375
For the next $250 million                                                                                         .4250
For the next $500 million                                                                                         .4125
For the next $1 billion                                                                                           .4000
For net assets over $2 billion                                                                                    .3750
========================================================================================================================

Notes to
      Financial Statements (Unaudited) (continued)

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of January 31, 2006, the complex-level fee rate was .1891%.

Complex-Level Assets(1)                                   Complex-Level Fee Rate
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first ten years of Ohio Dividend Advantage's (NXI) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

Year Ending                                          Year Ending
March 31,                                            March 31,
--------------------------------------------------------------------------------
2001*                         .30%                   2007                   .25%
2002                          .30                    2008                   .20
2003                          .30                    2009                   .15
2004                          .30                    2010                   .10
2005                          .30                    2011                   .05
2006                          .30
================================================================================

*     From the commencement of operations.

The Adviser has not agreed to reimburse Ohio Dividend Advantage (NXI) for any portion of its fees and expenses beyond March 31, 2011.

For the first ten years of Michigan Dividend Advantage's (NZW) and Ohio Dividend Advantage 2's (NBJ) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

Year Ending                                          Year Ending
September 30,                                        September 30,
--------------------------------------------------------------------------------
2001*                         .30%                   2007                   .25%
2002                          .30                    2008                   .20
2003                          .30                    2009                   .15
2004                          .30                    2010                   .10
2005                          .30                    2011                   .05
2006                          .30
================================================================================

*     From the commencement of operations.

The Adviser has not agreed to reimburse Michigan Dividend Advantage (NZW) and Ohio Dividend Advantage 2 (NBJ) for any portion of their fees and expenses beyond September 30, 2011.

For the first ten years of Ohio Dividend Advantage 3's (NVJ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

Year Ending                                          Year Ending
March 31,                                            March 31,
--------------------------------------------------------------------------------
2002*                         .30%                   2008                   .25%
2003                          .30                    2009                   .20
2004                          .30                    2010                   .15
2005                          .30                    2011                   .10
2006                          .30                    2012                   .05
2007                          .30
================================================================================

*     From the commencement of operations.

The Adviser has not agreed to reimburse Ohio Dividend Advantage 3 (NVJ) for any portion of its fees and expenses beyond March 31, 2012.

6. Subsequent Events - Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on March 1, 2006, to shareholders of record on February 15, 2006, as follows:

                                                                                Michigan        Michigan        Michigan
                                                                                 Quality         Premium        Dividend
                                                                                  Income          Income       Advantage
                                                                                   (NUM)           (NMP)           (NZW)
------------------------------------------------------------------------------------------------------------------------
Dividend per share                                                          $      .0685    $      .0665    $      .0745
========================================================================================================================

                                                                    Ohio            Ohio            Ohio            Ohio
                                                                 Quality        Dividend        Dividend        Dividend
                                                                  Income       Advantage     Advantage 2     Advantage 3
                                                                   (NUO)           (NXI)           (NBJ)           (NVJ)
------------------------------------------------------------------------------------------------------------------------
Dividend per share                                          $      .0730    $      .0710    $      .0665    $      .0655
========================================================================================================================

Financial
       Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                             Investment Operations
                                      ---------------------------------------------------------------------

                                                                Distributions   Distributions
                                                                     from Net            from
                          Beginning                                Investment         Capital
                             Common                       Net       Income to        Gains to
                              Share          Net    Realized/       Preferred       Preferred
                          Net Asset   Investment   Unrealized          Share-          Share-
                              Value       Income  Gain (Loss)        holders+        holders+         Total
===========================================================================================================
Michigan Quality Income (NUM)
-----------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(a)                    $  15.88     $    .48     $   (.24)       $   (.09)       $   (.02)     $    .13
2005                          15.51          .98          .57            (.13)           (.01)         1.41
2004                          15.14         1.01          .49            (.06)           (.01)         1.43
2003                          15.48         1.04         (.27)           (.08)           (.01)          .68
2002                          15.32         1.11          .15            (.11)           (.02)         1.13
2001                          14.54         1.16          .82            (.29)           (.01)         1.68

Michigan Premium Income (NMP)
-----------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(a)                       15.55          .46         (.20)           (.08)           (.02)          .16
2005                          15.19          .93          .50            (.11)             --          1.32
2004                          15.24          .97          .38            (.04)           (.03)         1.28
2003                          15.56         1.03         (.37)           (.07)             --           .59
2002                          15.31         1.05          .16            (.11)             --          1.10
2001                          14.24         1.07         1.07            (.25)             --          1.89

Michigan Dividend Advantage (NZW)
-----------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(a)                       15.44          .48         (.17)           (.09)             --           .22
2005                          14.82          .98          .63            (.11)             --          1.50
2004                          14.30          .99          .47            (.05)             --          1.41
2003                          14.42          .99         (.20)           (.07)             --           .72
2002(b)                       14.33          .76          .22            (.07)             --           .91
===========================================================================================================

                                    Less Distributions
                          --------------------------------------

                                 Net                                    Offering
                          Investment       Capital                     Costs and       Ending
                           Income to      Gains to                     Preferred       Common
                              Common        Common                         Share        Share       Ending
                              Share-        Share-                  Underwriting    Net Asset       Market
                             holders       holders         Total       Discounts        Value        Value
==========================================================================================================
Michigan Quality Income (NUM)
----------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(a)                     $   (.43)     $   (.11)     $   (.54)       $     --     $  15.47     $  15.26
2005                            (.93)         (.11)        (1.04)             --        15.88        15.67
2004                            (.95)         (.11)        (1.06)             --        15.51        15.20
2003                            (.92)         (.10)        (1.02)             --        15.14        15.45
2002                            (.90)         (.07)         (.97)             --        15.48        16.10
2001                            (.88)         (.02)         (.90)             --        15.32        15.42

Michigan Premium Income (NMP)
----------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(a)                         (.42)         (.15)         (.57)             --        15.14        14.88
2005                            (.91)         (.05)         (.96)             --        15.55        15.68
2004                            (.94)         (.39)        (1.33)             --        15.19        14.37
2003                            (.91)           --          (.91)             --        15.24        14.85
2002                            (.85)           --          (.85)             --        15.56        15.35
2001                            (.82)           --          (.82)             --        15.31        14.71

Michigan Dividend Advantage (NZW)
----------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(a)                         (.45)           --          (.45)             --        15.21        15.62
2005                            (.89)           --          (.89)            .01        15.44        16.79
2004                            (.89)           --          (.89)             --        14.82        14.65
2003                            (.86)           --          (.86)            .02        14.30        15.10
2002(b)                         (.63)           --          (.63)           (.19)       14.42        14.65
==========================================================================================================

*     Annualized.

** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

***   After custodian fee credit and expense reimbursement, where applicable.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a)   For the six months ended January 31, 2006.

(b) For the period September 25, 2001 (commencement of operations) through July 31, 2002.

                                                                            Ratios/Supplemental Data
                                              -------------------------------------------------------------------------------------
                                                                                                  After Credit/
                          Total Returns                      Before Credit/Reimbursement        Reimbursement***
                       --------------------                  ---------------------------    -------------------------
                                                                            Ratio of Net                 Ratio of Net
                                                                Ratio of      Investment      Ratio of     Investment
                                      Based         Ending      Expenses       Income to      Expenses      Income to
                                         on            Net    to Average         Average    to Average        Average
                         Based       Common         Assets    Net Assets      Net Assets    Net Assets     Net Assets
                            on    Share Net     Applicable    Applicable      Applicable    Applicable     Applicable     Portfolio
                        Market        Asset      to Common     to Common       to Common     to Common      to Common      Turnover
                       Value**      Value**   Shares (000)      Shares++        Shares++      Shares++       Shares++          Rate
====================================================================================================================================
Michigan Quality Income (NUM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(a)                     .84%        .82%    $  181,285          1.24%*          6.04%*        1.22%*         6.06%*           5%
2005                       9.94        9.28        185,900          1.22            6.13          1.21           6.14             8
2004                       5.17        9.52        181,114          1.22            6.44          1.22           6.45            15
2003                       2.40        4.35        176,186          1.24            6.56          1.24           6.57            15
2002                      11.18        7.68        179,630          1.28            7.29          1.27           7.29            19
2001                      17.11       11.90        176,664          1.30            7.79          1.29           7.80            20

Michigan Premium Income (NMP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(a)                   (1.50)       1.00        117,323          1.20*           5.91*         1.19*          5.92*            1
2005                      16.03        8.80        120,475          1.19            5.97          1.17           5.98            11
2004                       5.46        8.56        117,529          1.20            6.28          1.19           6.30            28
2003                       2.64        3.71        117,418          1.21            6.49          1.20           6.50            18
2002                      10.52        7.40        119,820          1.25            6.82          1.24           6.83             9
2001                      17.81       13.61        117,784          1.24            7.24          1.23           7.25            15

Michigan Dividend Advantage (NZW)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(a)                   (4.24)       1.43         31,367          1.31*           5.80*          .84*          6.27*           --
2005                      21.34       10.41         31,821          1.27            5.93           .81           6.39             8
2004                       2.99       10.00         30,538          1.28            6.13           .81           6.60             9
2003                       9.19        5.01         29,443          1.29            6.15           .82           6.61             2
2002(b)                    2.00        5.21         29,679          1.35*           6.00*          .90*          6.45*           21
====================================================================================================================================

                          Preferred Shares at End of Period
                       --------------------------------------

                         Aggregate   Liquidation
                            Amount    and Market        Asset
                       Outstanding         Value     Coverage
                             (000)     Per Share    Per Share
=============================================================
Michigan Quality Income (NUM)
-------------------------------------------------------------
Year Ended 7/31:
2006(a)                    $94,000      $ 25,000     $ 73,214
2005                        94,000        25,000       74,441
2004                        94,000        25,000       73,169
2003                        94,000        25,000       71,858
2002                        94,000        25,000       72,774
2001                        94,000        25,000       71,985

Michigan Premium Income (NMP)
-------------------------------------------------------------
Year Ended 7/31:
2006(a)                     56,000        25,000       77,376
2005                        56,000        25,000       78,783
2004                        56,000        25,000       77,468
2003                        56,000        25,000       77,419
2002                        56,000        25,000       78,491
2001                        56,000        25,000       77,582

Michigan Dividend Advantage (NZW)
-------------------------------------------------------------
Year Ended 7/31:
2006(a)                     16,000        25,000       74,011
2005                        16,000        25,000       74,720
2004                        16,000        25,000       72,716
2003                        16,000        25,000       71,005
2002(b)                     16,000        25,000       71,374
=============================================================

                                 See accompanying notes to financial statements.

Selected data for a Common share outstanding throughout each period:

                                                             Investment Operations
                                      ---------------------------------------------------------------------

                                                                Distributions   Distributions
                                                                     from Net            from
                          Beginning                                Investment         Capital
                             Common                       Net       Income to        Gains to
                              Share          Net    Realized/       Preferred       Preferred
                          Net Asset   Investment   Unrealized          Share-          Share-
                              Value       Income  Gain (Loss)        holders+        holders+         Total
===========================================================================================================
Ohio Quality Income (NUO)
-----------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(a)                    $  16.58     $    .49     $   (.20)       $   (.09)       $   (.01)     $    .19
2005                          16.21         1.02          .49            (.12)             --          1.39
2004                          16.17         1.07          .25            (.06)           (.01)         1.25
2003                          16.36         1.10         (.22)           (.08)             --           .80
2002                          16.10         1.14          .18            (.13)             --          1.19
2001                          15.52         1.20          .56            (.27)             --          1.49

Ohio Dividend Advantage (NXI)
-----------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(a)                       15.55          .48         (.18)           (.09)             --           .21
2005                          15.05         1.00          .57            (.11)             --          1.46
2004                          14.66         1.04          .40            (.06)             --          1.38
2003                          14.83         1.05         (.23)           (.07)             --           .75
2002                          14.57         1.06          .19            (.12)             --          1.13
2001(b)                       14.33          .29          .35            (.04)             --           .60

Ohio Dividend Advantage 2 (NBJ)
-----------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(a)                       15.37          .46         (.18)           (.09)           (.01)          .18
2005                          14.85          .95          .61            (.12)             --          1.44
2004                          14.31          .99          .53            (.06)             --          1.46
2003                          14.48         1.00         (.23)           (.08)             --           .69
2002(c)                       14.33          .78          .23            (.08)             --           .93

Ohio Dividend Advantage 3 (NVJ)
-----------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(a)                       15.57          .47         (.18)           (.10)             --           .19
2005                          14.93          .95          .69            (.11)             --          1.53
2004                          14.48          .96          .51            (.06)           (.01)         1.40
2003                          14.83          .97         (.29)           (.07)           (.01)          .60
2002(d)                       14.33          .25          .65            (.02)             --           .88
===========================================================================================================

                                    Less Distributions
                          --------------------------------------

                                 Net                                    Offering
                          Investment       Capital                     Costs and       Ending
                           Income to      Gains to                     Preferred       Common
                              Common        Common                         Share        Share       Ending
                              Share-        Share-                  Underwriting    Net Asset       Market
                             holders       holders         Total       Discounts        Value        Value
==========================================================================================================
Ohio Quality Income (NUO)
----------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(a)                       $ (.44)        $(.05)     $   (.49)       $     --     $  16.28     $  17.03
2005                            (.98)         (.04)        (1.02)             --        16.58        16.96
2004                           (1.00)         (.21)        (1.21)             --        16.21        16.30
2003                            (.99)           --          (.99)             --        16.17        17.04
2002                            (.93)           --          (.93)             --        16.36        18.62
2001                            (.91)           --          (.91)             --        16.10        16.80

Ohio Dividend Advantage (NXI)
----------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(a)                         (.45)         (.03)         (.48)             --        15.28        17.35
2005                            (.96)           --          (.96)             --        15.55        17.00
2004                            (.97)         (.02)         (.99)             --        15.05        14.80
2003                            (.92)         (.01)         (.93)            .01        14.66        14.26
2002                            (.87)           --          (.87)             --        14.83        15.15
2001(b)                         (.22)           --          (.22)           (.14)       14.57        15.35

Ohio Dividend Advantage 2 (NBJ)
----------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(a)                         (.41)         (.05)         (.46)             --        15.09        16.45
2005                            (.90)         (.02)         (.92)             --        15.37        15.48
2004                            (.92)           --          (.92)             --        14.85        14.70
2003                            (.87)           --          (.87)            .01        14.31        14.26
2002(c)                         (.62)           --          (.62)           (.16)       14.48        14.65

Ohio Dividend Advantage 3 (NVJ)
----------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(a)                         (.41)           --          (.41)             --        15.35        15.84
2005                            (.87)         (.02)         (.89)             --        15.57        15.90
2004                            (.88)         (.07)         (.95)             --        14.93        14.30
2003                            (.88)         (.06)         (.94)           (.01)       14.48        14.40
2002(d)                         (.22)           --          (.22)           (.16)       14.83        15.30
==========================================================================================================

*     Annualized.

** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

***   After custodian fee credit and expense reimbursement, where applicable.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a)   For the six months ended January 31, 2006.

(b) For the period March 27, 2001 (commencement of operations) through July 31, 2001.

(c) For the period September 25, 2001 (commencement of operations) through July 31, 2002.

(d) For the period March 25, 2002 (commencement of operations) through July 31, 2002.

                                                                           Ratios/Supplemental Data
                                              -------------------------------------------------------------------------------------
                                                                                                   After Credit/
                           Total Returns                     Before Credit/Reimbursement         Reimbursement***
                       --------------------                  ---------------------------    -------------------------
                                                                            Ratio of Net                 Ratio of Net
                                                                Ratio of      Investment      Ratio of     Investment
                                      Based         Ending      Expenses       Income to      Expenses      Income to
                                         on            Net    to Average         Average    to Average        Average
                         Based       Common         Assets    Net Assets      Net Assets    Net Assets     Net Assets
                            on    Share Net     Applicable    Applicable      Applicable    Applicable     Applicable     Portfolio
                        Market        Asset      to Common     to Common       to Common     to Common      to Common      Turnover
                       Value**      Value**   Shares (000)      Shares++        Shares++      Shares++       Shares++          Rate
====================================================================================================================================
Ohio Quality Income (NUO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(a)                    3.45%       1.20%    $  158,321          1.20%*          5.98%*        1.19%*         5.99%*           3%
2005                      10.25        8.70        160,982          1.19            6.16          1.18           6.17            14
2004                       2.59        7.87        156,634          1.20            6.46          1.19           6.47            31
2003                      (3.15)       4.84        155,412          1.22            6.59          1.22           6.60            12
2002                      17.00        7.63        156,351          1.26            7.10          1.24           7.12            26
2001                       6.86        9.85        153,164          1.32            7.58          1.30           7.60            15

Ohio Dividend Advantage (NXI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(a)                    5.02        1.37         64,802          1.22*           5.73*          .75*          6.21*            2
2005                      21.79        9.87         65,873          1.21            6.00           .76           6.46            14
2004                      10.70        9.54         63,642          1.20            6.41           .75           6.86            10
2003                       (.04)       5.09         61,924          1.23            6.52           .78           6.97             6
2002                       4.48        8.02         62,548          1.24            6.79           .78           7.25            18
2001(b)                    3.77        3.21         61,424          1.15*           5.58*          .71*          6.02*            4

Ohio Dividend Advantage 2 (NBJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(a)                    9.45        1.20         47,089          1.27*           5.57*          .79*          6.06*            4
2005                      11.63        9.90         47,937          1.23            5.71           .77           6.17            14
2004                       9.60       10.33         46,268          1.25            6.13           .79           6.60            15
2003                       3.17        4.74         44,578          1.27            6.26           .81           6.72            15
2002(c)                    1.91        5.58         45,073          1.25*           6.12*          .80*          6.57*           39

Ohio Dividend Advantage 3 (NVJ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2006(a)                    2.28        1.22         33,130          1.27*           5.64*          .80*          6.11*           --
2005                      17.60       10.40         33,606          1.27            5.68           .81           6.14             3
2004                       5.86        9.72         32,208          1.28            5.87           .81           6.34             8
2003                        .09        3.81         31,245          1.28            5.89           .82           6.35            16
2002(d)                    3.47        5.05         31,995          1.22*           4.72*          .80*          5.15*            7
====================================================================================================================================

                          Preferred Shares at End of Period
                       --------------------------------------

                         Aggregate   Liquidation
                            Amount    and Market        Asset
                       Outstanding         Value     Coverage
                             (000)     Per Share    Per Share
=============================================================
Ohio Quality Income (NUO)
-------------------------------------------------------------
Year Ended 7/31:
2006(a)                    $77,000      $ 25,000     $ 76,403
2005                        77,000        25,000       77,267
2004                        77,000        25,000       75,855
2003                        77,000        25,000       75,458
2002                        77,000        25,000       75,763
2001                        77,000        25,000       74,729

Ohio Dividend Advantage (NXI)
-------------------------------------------------------------
Year Ended 7/31:
2006(a)                     31,000        25,000       77,260
2005                        31,000        25,000       78,123
2004                        31,000        25,000       76,324
2003                        31,000        25,000       74,938
2002                        31,000        25,000       75,442
2001(b)                     31,000        25,000       74,535

Ohio Dividend Advantage 2 (NBJ)
-------------------------------------------------------------
Year Ended 7/31:
2006(a)                     24,000        25,000       74,051
2005                        24,000        25,000       74,935
2004                        24,000        25,000       73,196
2003                        24,000        25,000       71,435
2002(c)                     24,000        25,000       71,951

Ohio Dividend Advantage 3 (NVJ)
-------------------------------------------------------------
Year Ended 7/31:
2006(a)                     16,500        25,000       75,197
2005                        16,500        25,000       75,918
2004                        16,500        25,000       73,800
2003                        16,500        25,000       72,341
2002(d)                     16,500        25,000       73,477
=============================================================

                                 See accompanying notes to financial statements.

Reinvest Automatically
      Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Exchange-Traded Funds
Dividend Reinvestment Plan

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy  and convenient

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting dividends and/or distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      Information

Quarterly Portfolio of Investments and Proxy voting information

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2005, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

Glossary of terms used in this report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Leverage-Adjusted Duration: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

Net Asset Value (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

Board of Directors/Trustees

Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

Fund Manager

Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

Custodian

State Street Bank & Trust Company
Boston, MA

Transfer Agent and
Shareholder Services

State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel

Chapman and Cutler LLP
Chicago, IL

Independent Registered Public Accounting Firm

Ernst & Young LLP
Chicago, IL

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

[GRAPHIC OMITTED]

           Learn more
about Nuveen Funds at
   www.nuveen.com/etf

Nuveen Investments:

SERVING Investors
      For GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients' different needs.

Managing more than $135 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

Find out how we can help you reach your financial goals.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

o     Share prices

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                                                                       [LOGO]
                                                                  NUVEEN
                                                                     Investments

                                                                     ESA-B-0106D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Michigan Premium Income Municipal Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: April 7, 2006
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: April 7, 2006
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: April 7, 2006
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.